UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
 		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-6618

FIRST INVESTORS EQUITY FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2007

DATE OF REPORTING PERIOD:  MARCH 31, 2007

Item 1.  Reports to Stockholders

		The semi-annual report to stockholders follows


[First Investors Logo]

EQUITY FUNDS


TOTAL RETURN

VALUE

BLUE CHIP

GROWTH & INCOME

SELECT GROWTH

GLOBAL

MID-CAP OPPORTUNITY

SPECIAL SITUATIONS

FOCUSED EQUITY

INTERNATIONAL


SEMI-ANNUAL REPORT
March 31, 2007

Equity Market Overview
FIRST INVESTORS EQUITY FUNDS

Dear Investor:

With the domestic economy continuing to expand, the U.S. stock market performed extremely well during the reporting period. The stocks of mid-size and small companies were the strongest performers, as the S&P 400 Mid-Cap Index gained 13.2% and the Russell 2000 Index (a leading benchmark for small-cap stocks) was up 11.0%. Large-cap stocks also posted very strong results, with the S&P 500 Index advancing 7.4% during the reporting period.

The U.S. economy grew at a moderate 2.5% pace in the fourth quarter of 2006, before slowing to 1.3% in the first quarter of this year. The economy battled two headwinds during the review period. First, the housing market declined with starts down 23% year-over-year. Second, capital expenditures unexpectedly slowed in part due to the housing market but also as corporations -- despite healthy profits -- conservatively planned for large-scale purchases. As has been the case for the past several years, the consumer sector continued to support the economy. With the unemployment rate in March matching the cycle low of 4.4% and personal income growing over 5% annually, consumers felt comfortable spending despite the weak housing market and higher gas prices.

Inflation remained somewhat elevated during the review period. The consumer price index rose 2.8%. The more closely watched "core" consumer price index -- which excludes food and energy-- rose a more moderate 2.5%, up from 2.1% a year ago.

The Federal Reserve (the "Fed") remained concerned about inflation, which was above its 1% to 2% comfort zone. Despite this concern, the Fed left the benchmark federal funds rate unchanged over the past six months. The Fed stated that it believed that moderating economic growth would lead to lower inflation later this year and therefore it would probably not need to raise interest rates further.

The stock market rallied strongly in the fourth quarter of 2006, and that momentum continued through the middle of February 2007. The powerful rally was triggered in August by the Fed's decision to leave interest rates unchanged. In addition to the Fed's "pause," a confluence of encouraging factors helped buoy the stock market's spirits. Better-than-expected corporate earnings strengthened the market's upward trend. Inflation indicators reinforced the belief that the Fed would remain on hold for the balance of 2006. Corporate balance sheets and earnings continued to have positive trends, and mergers and acquisition activity continued at a record pace.

In mid-February, a series of events sent the market into a brief "air pocket." Concerns began to mount about the sustainability of economic growth, the persistent rate of inflation and emerging difficulties in the subprime mortgage lending market.

FIRST INVESTORS EQUITY FUNDS


A plunge in Chinese stocks rippled across global markets in late February, triggering a massive wave of selling in the U.S. that drove the S&P 500 Index down more than three percent on February 27th, its biggest drop in 3 1/2 years. The market recovered some ground in late March and ended the first quarter in essentially the same place at which the year began.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ EDWIN D. MISKA

Edwin D. Miska
Director of Equities
First Investors Management Company, Inc.

May 15, 2007

This Market Overview is not part of the Funds' financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

On May 7, 2007, Smith Asset Management Group, L.P., took over as the subadviser of the First Investors All-Cap Growth Fund and the Fund's name was changed to the First Investors Select Growth Fund. These changes were previously approved by the Board of Trustees and shareholders of the Fund. Although these changes occurred subsequent to the end of the reporting period, for purposes of simplicity and clarity we have decided to refer to the Fund as the Select Growth Fund to the extent possible throughout this report.

Understanding Your Fund's Expenses
FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2006, and held for the entire six-month period ended March 31, 2007. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

                                               Beginning       Ending
                                                Account       Account     Expenses Paid
                                                 Value         Value      During Period
                                               (10/1/06)     (3/31/07)   (10/1/06-3/31/07)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                        $1,000.00      $1,076.21        $6.99
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,018.20        $6.79
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                        $1,000.00      $1,072.16       $10.59
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,014.71       $10.30
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.35% for Class A shares and 2.05% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           12.2%
Industrials                                          11.7%
Mortgage-Backed Certificates                         10.9%
Consumer Discretionary                               10.7%
Information Technology                                9.2%
US Agency Obligations                                 8.4%
Consumer Staples                                      8.4%
Health Care                                           6.4%
Energy                                                5.3%
Materials                                             4.3%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.


Portfolio of Investments
TOTAL RETURN FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        COMMON STOCKS--59.8%
                        Consumer Discretionary--10.4%
             60,300     bebe stores, inc.                                                         $1,048,014          $28
             28,200   * Blockbuster, Inc. - Class "A"                                                181,608            5
             32,500   * Carter's, Inc.                                                               823,550           22
             53,350     CBS Corporation - Class "B"                                                1,631,976           44
             40,300     Clear Channel Communications, Inc.                                         1,412,112           38
             53,800   * Cost Plus, Inc.                                                              538,000           15
             75,600     Dollar General Corporation                                                 1,598,940           43
             67,200   * Eddie Bauer Holdings, Inc.                                                   764,064           21
             73,000     Foot Locker, Inc.                                                          1,719,150           46
             13,700     Genuine Parts Company                                                        671,300           18
            105,100     H&R Block, Inc.                                                            2,211,304           59
             46,800     Home Depot, Inc.                                                           1,719,432           46
             14,800     J.C. Penney Company, Inc.                                                  1,215,968           33
             13,200     Jones Apparel Group, Inc.                                                    405,636           11
             11,200     Journal Register Company                                                      66,752            2
             30,800     Kenneth Cole Productions, Inc. - Class "A"                                   790,636           21
             41,400     Leggett & Platt, Inc.                                                        938,538           25
             58,000   * Lincoln Educational Services Corporation                                     824,180           22
             57,500     McDonald's Corporation                                                     2,590,375           70
             74,400   * Morgans Hotel Group Company                                                1,563,144           42
             60,900     Movado Group, Inc.                                                         1,793,505           48
             60,200     Newell Rubbermaid, Inc.                                                    1,871,618           50
             58,300     Orient-Express Hotels, Ltd.                                                3,487,506           94
             14,700     Polo Ralph Lauren Corporation - Class "A"                                  1,295,805           35
             73,200   * Quiksilver, Inc.                                                             849,120           23
             12,500     RadioShack Corporation                                                       337,875            9
             21,300     Sherwin-Williams Company                                                   1,406,652           38
             26,600   * Steiner Leisure, Ltd.                                                      1,196,468           32
             30,250   * Viacom, Inc. - Class "B"                                                   1,243,578           33
            135,200     Westwood One, Inc.                                                           928,824           25
             51,560   * Wyndham Worldwide Corporation                                              1,760,774           47
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  38,886,404        1,045
-------------------------------------------------------------------------------------------------------------------------
                        Consumer Staples--4.2%
             41,400     Altria Group, Inc.                                                         3,635,334           98
             46,700     Avon Products, Inc.                                                        1,740,042           47
             17,700   * Chattem, Inc.                                                              1,043,238           28
             14,100     Coca-Cola Company                                                            676,800           18
-------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Consumer Staples (continued)
             49,900     CVS Corporation                                                           $1,703,586          $46
            112,700     Nu Skin Enterprises, Inc. - Class "A"                                      1,861,804           50
             13,400     PepsiCo, Inc.                                                                851,704           23
             14,900   * Prestige Brands Holdings, Inc.                                               176,565            5
             20,800     Procter & Gamble Company                                                   1,313,728           35
             26,425     Tootsie Roll Industries, Inc.                                                791,947           21
             24,200     Wal-Mart Stores, Inc.                                                      1,136,190           30
             16,100     WD-40 Company                                                                510,531           14
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  15,441,469          415
-------------------------------------------------------------------------------------------------------------------------
                        Energy--4.6%
             16,000     Anadarko Petroleum Corporation                                               687,680           19
              1,000   * Cal Dive International, Inc.                                                  12,210           --
             13,350     Chesapeake Energy Corporation                                                412,248           11
             24,200     ConocoPhillips                                                             1,654,070           44
             30,800     ExxonMobil Corporation                                                     2,323,860           62
              5,600   * Houston Exploration Company                                                  302,120            8
              1,897     Hugoton Royalty Trust                                                         47,766            1
              4,393     Marathon Oil Corporation                                                     434,160           12
             21,500     Noble Corporation                                                          1,691,620           46
             25,000   * North American Energy Partners, Inc.                                         527,250           14
             36,400     Sasol, Ltd. (ADR)                                                          1,203,020           32
             40,100     Suncor Energy, Inc.                                                        3,061,635           82
             19,300   * Swift Energy Company                                                         806,161           22
             26,700   * Transocean, Inc.                                                           2,181,390           59
             32,266     XTO Energy, Inc.                                                           1,768,499           48
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  17,113,689          460
-------------------------------------------------------------------------------------------------------------------------
                        Financials--9.0%
             13,900     American Express Company                                                     783,960           21
             26,700     American International Group, Inc.                                         1,794,774           48
              2,780     Ameriprise Financial, Inc.                                                   158,849            4
             34,700     Astoria Financial Corporation                                                922,673           25
             40,100     Bank of America Corporation                                                2,045,902           55
             40,000     Brookline Bancorp, Inc.                                                      506,800           14
             15,592     Capital One Financial Corporation                                          1,176,572           32
             35,600     Citigroup, Inc.                                                            1,827,704           49
             53,100     Colonial BancGroup, Inc.                                                   1,314,225           35
             36,550   * First Mercury Financial Corporation                                          751,103           20
             11,000   * Flagstone Reinsurance Holdings, Ltd.                                         148,280            4
-------------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Financials (continued)
             11,924     Hartford Financial Services Group, Inc.                                   $1,139,696          $31
             47,300     JPMorgan Chase & Company                                                   2,288,374           61
             17,400     Lehman Brothers Holdings, Inc.                                             1,219,218           33
             20,000     Merrill Lynch & Company, Inc.                                              1,633,400           44
             23,900     Morgan Stanley                                                             1,882,364           51
             53,500     New York Community Bancorp, Inc.                                             941,065           25
             71,500     NewAlliance Bancshares, Inc.                                               1,159,015           31
             13,300     Plum Creek Timber Company, Inc. (REIT)                                       524,286           14
             34,800     South Financial Group, Inc.                                                  860,256           23
             59,475     Sovereign Bancorp, Inc.                                                    1,513,044           41
             17,400     SunTrust Banks, Inc.                                                       1,444,896           39
             54,100     U.S. Bancorp                                                               1,891,877           51
             38,445     U.S.B. Holding Company, Inc.                                                 872,317           23
             26,700     Wachovia Corporation                                                       1,469,835           39
             35,600     Washington Mutual, Inc.                                                    1,437,528           39
              8,200     Webster Financial Corporation                                                393,682           11
             37,500     Wells Fargo & Company                                                      1,291,125           35
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  33,392,820          898
-------------------------------------------------------------------------------------------------------------------------
                        Health Care--6.5%
             43,800     Abbott Laboratories                                                        2,444,040           66
             21,400     Aetna, Inc.                                                                  937,106           25
             12,500   * Amgen, Inc.                                                                  698,500           19
              6,000     Baxter International, Inc.                                                   316,020            8
             28,200     Biomet, Inc.                                                               1,198,218           32
             26,900   * Boston Scientific Corporation                                                391,126           11
              5,500   * Genentech, Inc.                                                              451,660           12
             43,100     Johnson & Johnson                                                          2,597,206           70
             13,400   * Laboratory Corporation of America Holdings                                   973,242           26
             20,000     Medtronic, Inc.                                                              981,200           26
             21,200     Merck & Company, Inc.                                                        936,404           25
             13,400   * Momenta Pharmaceutical, Inc.                                                 173,664            5
            114,580     Pfizer, Inc.                                                               2,894,291           78
             36,000     Sanofi-Aventis (ADR)                                                       1,566,360           42
             33,400   * St. Jude Medical, Inc.                                                     1,256,174           34
             26,800   * Thermo Fisher Scientific, Inc.                                             1,252,900           34
             22,300   * Triad Hospitals, Inc.                                                      1,165,175           31
             23,800   * TriZetto Group, Inc.                                                         476,238           13
             14,850     UnitedHealth Group, Inc.                                                     786,605           21
-------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Health Care (continued)
              6,400   * Waters Corporation                                                          $371,200          $10
             46,600     Wyeth                                                                      2,331,398           63
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  24,198,727          651
-------------------------------------------------------------------------------------------------------------------------
                        Industrials--10.9%
             43,900     3M Company                                                                 3,355,277           90
              4,600     Aegean Marine Petroleum Network, Inc.                                         77,464            2
             24,000     Alexander & Baldwin, Inc.                                                  1,210,560           33
             67,000   * Altra Holdings, Inc.                                                         918,570           25
             24,400   * Armstrong World Industries, Inc.                                           1,240,740           33
             13,930   * Avis Budget Group, Inc.                                                      380,568           10
             58,000     Barnes Group, Inc.                                                         1,334,580           36
             25,750   * BE Aerospace, Inc.                                                           816,275           22
             25,100     Burlington Northern Santa Fe Corporation                                   2,018,793           54
             27,100     Caterpillar, Inc.                                                          1,816,513           49
             53,000   * Gardner Denver, Inc.                                                       1,847,050           50
             68,100     General Electric Company                                                   2,408,016           65
             16,400   * Genlyte Group, Inc.                                                        1,157,020           31
             34,200     Harsco Corporation                                                         1,534,212           41
             52,600     Honeywell International, Inc.                                              2,422,756           65
             10,900     Hubbell, Inc.                                                                525,816           14
             32,900     Illinois Tool Works, Inc.                                                  1,697,640           46
             75,600     Knoll, Inc.                                                                1,801,548           48
             14,800     Lockheed Martin Corporation                                                1,435,896           39
             13,500   * Mobile Mini, Inc.                                                            361,530           10
             42,700   * Navigant Consulting, Inc.                                                    843,752           23
             24,200     Northrop Grumman Corporation                                               1,796,124           48
             42,000   * PGT, Inc.                                                                    504,000           14
             26,800   * Pinnacle Airlines Corporation                                                463,372           13
             24,100     Precision Castparts Corporation                                            2,507,605           67
             13,500     Steelcase, Inc. - Class "A"                                                  268,515            7
             44,100     TAL International Group, Inc.                                              1,058,400           28
             52,200     Tyco International, Ltd.                                                   1,646,910           44
             46,500     United Technologies Corporation                                            3,022,500           81
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  40,472,002        1,088
-------------------------------------------------------------------------------------------------------------------------
                        Information Technology--9.3%
             48,000   * Arris Group, Inc.                                                            675,840           18
              8,100   * CACI International, Inc. - Class "A"                                         379,566           10
             80,100   * Cisco Systems, Inc.                                                        2,044,953           55
-------------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Information Technology (continued)
             65,800   * Electronics for Imaging, Inc.                                             $1,543,010          $42
            110,900   * EMC Corporation                                                            1,535,965           41
             81,100   * Entrust, Inc.                                                                326,833            9
             32,176     First Data Corporation                                                       865,534           23
                800   * Glu Mobile, Inc.                                                               8,000           --
             38,900     Harris Corporation                                                         1,981,955           53
             43,900     Hewlett-Packard Company                                                    1,762,146           47
             49,100     Intel Corporation                                                            939,283           25
             30,700     International Business Machines Corporation                                2,893,782           78
              7,600   * International Rectifier Corporation                                          290,396            8
             93,800     Microsoft Corporation                                                      2,614,206           70
             73,300     Motorola, Inc.                                                             1,295,211           35
             53,700   * NCI, Inc. - Class "A"                                                        792,075           21
             53,300     Nokia Corporation - Class "A" (ADR)                                        1,221,636           33
             95,200   * Openwave Systems, Inc.                                                       775,880           21
             75,400   * Parametric Technology Corporation                                          1,439,386           39
             29,400   * Paxar Corporation                                                            843,780           23
             36,000     QUALCOMM, Inc.                                                             1,535,760           41
            106,300   * Silicon Image, Inc.                                                          867,408           24
            100,900   * Smart Modular Technologies (WWH), Inc.                                     1,290,511           35
             61,700   * Symantec Corporation                                                       1,067,410           29
            105,900   * TIBCO Software, Inc.                                                         902,268           24
             34,700   * Varian Semiconductor Equipment Associates, Inc.                            1,852,286           50
             37,400   * VeriSign, Inc.                                                               939,488           25
             32,076     Western Union Company                                                        704,068           19
             47,800     Xilinx, Inc.                                                               1,229,894           33
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  34,618,530          931
-------------------------------------------------------------------------------------------------------------------------
                        Materials--3.7%
              7,900     Ashland, Inc.                                                                518,240           14
             80,300     Celanese Corporation                                                       2,476,452           67
             28,400     Dow Chemical Company                                                       1,302,424           35
             22,300     Freeport-McMoRan Copper & Gold, Inc. - Class "B"                           1,476,037           40
             33,200     Lubrizol Corporation                                                       1,710,796           46
             12,300     PPG Industries, Inc.                                                         864,813           23
             18,900     Praxair, Inc.                                                              1,189,944           32
             53,000     RPM International, Inc.                                                    1,224,300           33
             13,500     Scotts Miracle-Gro Company - Class "A"                                       594,405           16
             37,400     Temple-Inland, Inc.                                                        2,234,276           60
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  13,591,687          366
-------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
          Shares or                                                                                              For Each
          Principal                                                                                            $10,000 of
             Amount    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Telecommunication Services--.7%
             44,100     AT&T, Inc.                                                                $1,738,863          $47
             20,100     Verizon Communications, Inc.                                                 762,192           20
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   2,501,055           67
-------------------------------------------------------------------------------------------------------------------------
                        Utilities--.5%
             30,800     Atmos Energy Corporation                                                     963,424           26
             20,100     Consolidated Edison, Inc.                                                  1,026,306           28
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   1,989,730           54
-------------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $165,262,180)                                                 222,206,113        5,975
-------------------------------------------------------------------------------------------------------------------------
                        CORPORATE BONDS--11.5%
                        Aerospace/Defense--.3%
               $500M    Boeing Co., 7.25%, 2025                                                      593,656           16
                500M    Precision Castparts Corp., 5.6%, 2013                                        503,342           13
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   1,096,998           29
-------------------------------------------------------------------------------------------------------------------------
                        Automotive--.1%
                500M    Daimler Chrysler NA Holdings Corp., 5.75%, 2009                              506,284           13
-------------------------------------------------------------------------------------------------------------------------
                        Chemicals--.2%
                900M    Praxair, Inc., 5.375%, 2016                                                  903,301           24
-------------------------------------------------------------------------------------------------------------------------
                        Energy--.1%
                419M    Pacific Energy Partners LP, 7.125%, 2014                                     438,043           12
-------------------------------------------------------------------------------------------------------------------------
                        Financials--.5%
                927M    Ford Motor Credit Co., 9.75%, 2010 +                                         977,158           26
              1,000M    International Lease Finance Corp., 5.625%, 2013                            1,020,652           28
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   1,997,810           54
-------------------------------------------------------------------------------------------------------------------------
                        Financial Services--2.1%
                950M    Citigroup, Inc., 6%, 2033                                                    948,069           26
              1,000M    Endurance Specialty Holdings, Ltd., 7%, 2034                               1,013,559           27
                310M    GATX Financial Corp., 5.5%, 2012                                             310,922            8
              1,000M    Goldman Sachs Group, Inc., 6.45%, 2036                                     1,019,151           28
                500M    Hibernia Corp., 5.35%, 2014                                                  488,317           13
                760M    Independence Community Bank Corp., 4.9%, 2010                                751,790           20
                500M    JPMorgan Chase & Co., 5.25%, 2015                                            495,927           13
                765M    Marshall & Ilsley Bank, 5.2%, 2017                                           736,683           20
-------------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
           Principal                                                                                           $10,000 of
              Amount    Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Financial Services (continued)
               $500M    MetLife, Inc., 6.4%, 2036                                                   $489,793          $13
              1,000M    Nationsbank Corp., 7.8%, 2016                                              1,167,487           32
                335M    Washington Mutual Bank, 5.95%, 2013                                          342,317            9
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   7,764,015          209
-------------------------------------------------------------------------------------------------------------------------
                        Food/Beverage/Tobacco--.7%
              1,000M    Altria Group, Inc., 7%, 2013                                               1,087,421           29
                200M    Bottling Group, LLC, 5%, 2013                                                197,194            5
              1,170M    Bunge Limited Finance Co., 5.875%, 2013                                    1,168,197           32
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   2,452,812           66
-------------------------------------------------------------------------------------------------------------------------
                        Food/Drug--.4%
                600M    Delhaize America, Inc., 8.125%, 2011                                         659,299           17
                700M    Kroger Co., 6.75%, 2012                                                      741,602           20
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   1,400,901           37
-------------------------------------------------------------------------------------------------------------------------
                        Gaming/Leisure--.4%
                700M    International Speedway Corp., 4.2%, 2009                                     684,412           18
                750M    MGM Mirage, Inc., 8.5%, 2010                                                 805,312           22
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   1,489,724           40
-------------------------------------------------------------------------------------------------------------------------
                        Health Care--.3%
                336M    Baxter International, Inc., 5.9%, 2016                                       347,370            9
                800M    Wyeth, 6.95%, 2011                                                           851,278           23
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   1,198,648           32
-------------------------------------------------------------------------------------------------------------------------
                        Information Technology--.3%
              1,000M    International Business Machines Corp., 7%, 2025                            1,142,093           31
-------------------------------------------------------------------------------------------------------------------------
                        Manufacturing--.8%
              1,000M    Caterpillar, Inc., 6.05%, 2036                                             1,024,261           28
              1,000M    Crane Co., 6.55%, 2036                                                     1,000,564           27
                700M    Newell Rubbermaid, Inc., 6.75%, 2012                                         739,435           20
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   2,764,260           75
-------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
           Principal                                                                                           $10,000 of
              Amount    Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Media-Broadcasting--.4%
               $750M    Comcast Cable Communications, Inc., 7.125%, 2013                            $813,803          $22
                800M    Cox Communications, Inc., 5.5%, 2015                                         788,022           21
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   1,601,825           43
-------------------------------------------------------------------------------------------------------------------------
                        Media-Diversified--1.1%
                        AOL Time Warner, Inc.:
                750M      6.75%, 2011                                                                791,098           21
              1,000M      6.875%, 2012                                                             1,066,759           29
                500M    News America, Inc., 5.3%, 2014                                               496,695           13
                705M    Viacom, Inc., 8.625%, 2012                                                   793,002           21
              1,000M    Walt Disney Co., 5.7%, 2011                                                1,024,076           28
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   4,171,630          112
-------------------------------------------------------------------------------------------------------------------------
                        Metals/Mining--.4%
              1,000M    Alcoa, Inc., 6%, 2012                                                      1,029,338           28
                500M    Vale Overseas, Ltd., 6.875%, 2036                                            518,844           14
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   1,548,182           42
-------------------------------------------------------------------------------------------------------------------------
                        Real Estate Investment Trusts--.4%
                625M    Health Care Property Investors, Inc., 6%, 2017                               628,209           17
                700M    Mack-Cali Realty LP, 7.75%, 2011                                             757,304           20
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   1,385,513           37
-------------------------------------------------------------------------------------------------------------------------
                        Telecommunications--.9%
                800M    GTE Corp., 6.84%, 2018                                                       867,418           23
                600M    SBC Communications, Inc., 6.25%, 2011                                        623,413           17
                600M    Verizon New York, Inc., 6.875%, 2012                                         633,872           17
              1,000M    Vodafone AirTouch PLC, 7.75%, 2010                                         1,068,072           29
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   3,192,775           86
-------------------------------------------------------------------------------------------------------------------------
                        Transportation--.5%
                500M    Burlington Northern Santa Fe Corp., 4.3%, 2013                               471,138           13
                335M    FedEx Corp., 5.5%, 2009                                                      337,743            9
              1,000M    Union Pacific Corp., 7.375%, 2009                                          1,056,202           28
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   1,865,083           50
-------------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
           Principal                                                                                           $10,000 of
              Amount    Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Utilities--1.3%
             $1,000M    Carolina Power & Light, Inc., 5.15%, 2015                                   $983,622          $26
                350M    Entergy Gulf States, Inc., 5.25%, 2015                                       334,298            9
                500M    Kinder Morgan Finance Co., 5.35%, 2011                                       493,055           13
              1,000M    Northern Border Pipeline Co., 7.1%, 2011                                   1,064,632           29
                900M    PP&L Capital Funding, Inc., 8.375%, 2007                                     904,911           24
                900M    Public Service Electric & Gas Co., 6.75%, 2016                               985,321           27
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   4,765,839          128
-------------------------------------------------------------------------------------------------------------------------
                        Waste Management--.3%
              1,000M    Waste Management, Inc., 6.875%, 2009                                       1,031,739           28
-------------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $42,451,964)                                                 42,717,475        1,148
-------------------------------------------------------------------------------------------------------------------------
                        MORTGAGE-BACKED CERTIFICATES--11.0%
                        Fannie Mae--9.6%
             13,291M    5.5%, 4/1/2033--3/1/2037                                                  13,175,227          354
             15,487M    6%, 5/1/2036--1/1/2037                                                    15,606,940          419
              4,998M    6.5%, 11/1/2033--6/1/2036                                                  5,105,071          137
              1,952M    7%, 3/1/2032--8/1/2032                                                     2,052,477           55
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  35,939,715          965
-------------------------------------------------------------------------------------------------------------------------
                        Freddie Mac--.7%
              2,525M    6%, 9/1/2032--10/1/2035                                                    2,550,678           69
-------------------------------------------------------------------------------------------------------------------------
                        Government National Mortgage Association--.7%
              1,456M    6%, 4/15/2036                                                              1,478,210           40
                968M    6.5%, 8/15/2036                                                              996,299           27
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   2,474,509           67
-------------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $40,854,917)                                    40,964,902        1,101
-------------------------------------------------------------------------------------------------------------------------
                        U.S. GOVERNMENT AGENCY
                        OBLIGATIONS--8.5%
                        Fannie Mae:
              5,000M      5.4%, 2013                                                               4,975,450          134
              4,000M      6%, 2014                                                                 4,005,272          108
              5,000M      6%, 2015                                                                 5,002,675          134
              4,000M      6%, 2016                                                                 4,003,564          108
              1,000M      6%, 2016                                                                 1,000,462           27
-------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
           Principal                                                                                           $10,000 of
              Amount    Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        U.S. GOVERNMENT AGENCY
                        OBLIGATIONS (continued)
                        Federal Farm Credit Bank:
             $4,650M      4.94%, 2012                                                             $4,592,280         $123
              3,000M      5.33%, 2013                                                              2,982,747           80
              5,000M    Federal Home Loan Bank, 6%, 2013                                           5,029,615          135
-------------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
(cost $31,619,671)                                                                                31,592,065          849
-------------------------------------------------------------------------------------------------------------------------
                        MUNICIPAL BONDS--2.6%
              2,000M    Contra Costa Cnty., CA, Pub. Fing. Lease Rev.,
                          5%, 2013                                                                 2,136,240           58
              2,000M    Jefferson Cnty., AL, Ltd. Oblig. Sch. Dist.,
                          5%, 2024                                                                 2,091,780           56
              2,450M    Los Angeles Cnty., CA, Met. Trans. Auth.
                          Sales Tax, 5%, 2016                                                      2,687,185           72
              3,000M    Tobacco Settlement Fing. Corp., NJ, Rev. Bonds,
                          4.625%, 2026                                                             2,872,860           77
-------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,715,664)                                                   9,788,065          263
-------------------------------------------------------------------------------------------------------------------------
                        U.S. GOVERNMENT OBLIGATIONS--1.4%
              5,000M    U.S. Treasury Notes, 5.375%, 2031 (cost $5,389,626)                        5,332,035          143
-------------------------------------------------------------------------------------------------------------------------
                        PASS THROUGH CERTIFICATES--.2%
                        Transportation
                624M    Continental Airlines, Inc., 8.388%, 2020
                          (cost $651,925)                                                            655,977           17
-------------------------------------------------------------------------------------------------------------------------
                        SHORT-TERM CORPORATE NOTES--4.5%
              1,200M    ChevronTexaco Funding Corp., 5.22%, 4/4/07                                 1,199,303           32
             14,500M    General Electric Capital Corp., 5.23%, 4/4/07                             14,491,561          389
              1,100M    Prudential Funding Corp., 5.28%, 4/2/07                                    1,099,677           30
-------------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $16,790,541)                                      16,790,541          451
-------------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
           Principal                                                                                           $10,000 of
              Amount    Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        SHORT-TERM U.S. GOVERNMENT
                        AGENCY OBLIGATIONS--1.5%
                        Federal Home Loan Bank:
             $4,000M      5.16%, 4/4/07                                                           $3,997,699         $107
              1,700M      5.13%, 4/30/07                                                           1,692,727           46
-------------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations
(cost $5,690,426)                                                                                  5,690,426          153
-------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $318,426,914)                                         101.0%    375,737,599       10,100
Excess of Liabilities Over Other Assets                                                 (1.0)     (3,721,223)        (100)
-------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%   $372,016,376      $10,000
=========================================================================================================================

* Non-income producing

+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

  Summary of Abbreviations:
  ADR   American Depositary Receipts
  REIT  Real Estate Investment Trust

See notes to financial statements


Fund Expenses
VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

                                              Beginning        Ending
                                                Account       Account     Expenses Paid
                                                 Value         Value      During Period
                                               (10/1/06)     (3/31/07)   (10/1/06-3/31/07)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                        $1,000.00      $1,086.53        $6.97
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,018.25        $6.74
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                        $1,000.00      $1,084.15       $10.60
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,014.76       $10.25
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.34% for Class A shares and 2.04% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           23.3%
Consumer Discretionary                               16.6%
Consumer Staples                                     10.1%
Industrials                                           8.0%
Materials                                             7.2%
Energy                                                7.1%
Information Technology                                5.1%
Health Care                                           5.0%
Utilities                                             4.7%
Telecommunication Services                            4.0%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.


Portfolio of Investments (continued)
VALUE FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        COMMON STOCKS--90.2%
                        Consumer Discretionary--16.6%
             10,500     Autoliv, Inc.                                                               $599,655          $14
             63,000     Bob Evans Farms, Inc.                                                      2,327,850           56
             44,900     Carnival Corporation                                                       2,104,014           51
             34,300     CBS Corporation - Class "B"                                                1,049,237           25
             91,500     Clear Channel Communications, Inc.                                         3,206,160           77
            173,300     Dollar General Corporation                                                 3,665,295           88
            107,100     Family Dollar Stores, Inc.                                                 3,172,302           76
             20,100     Gannett Company, Inc.                                                      1,131,429           27
             46,000     Genuine Parts Company                                                      2,254,000           54
             55,100     H&R Block, Inc.                                                            1,159,304           28
             18,525   * Hanesbrands, Inc.                                                            544,450           13
             43,300     Haverty Furniture Companies, Inc.                                            606,200           15
             84,100     Home Depot, Inc.                                                           3,089,834           75
             24,700     J.C. Penney Company, Inc.                                                  2,029,352           49
             50,600     Jones Apparel Group, Inc.                                                  1,554,938           38
             57,200     Kenneth Cole Productions, Inc. - Class "A"                                 1,468,324           35
             89,000     Lee Enterprises, Inc.                                                      2,674,450           65
            111,400     Leggett & Platt, Inc.                                                      2,525,438           61
             27,900     Liz Claiborne, Inc.                                                        1,195,515           29
             16,400     Magna International, Inc. - Class "A"                                      1,231,804           30
            103,200     McDonald's Corporation                                                     4,649,160          112
            104,100     Modine Manufacturing Company                                               2,383,890           57
             94,700     New York Times Company - Class "A"                                         2,226,397           54
             42,500     Newell Rubbermaid, Inc.                                                    1,321,325           32
             78,800     OSI Restaurant Partners, Inc.                                              3,112,600           75
            102,600     Pearson PLC (ADR)                                                          1,756,512           42
            108,100     Talbots, Inc.                                                              2,553,322           62
             54,700     Tiffany & Company                                                          2,487,756           60
            139,800     Time Warner, Inc.                                                          2,756,856           66
             77,800     Tribune Company                                                            2,498,158           60
            123,700     Walt Disney Company                                                        4,258,991          103
             32,920   * Wyndham Worldwide Corporation                                              1,124,218           27
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  68,718,736        1,656
-------------------------------------------------------------------------------------------------------------------------
                        Consumer Staples--10.1%
             84,800     Anheuser-Busch Companies, Inc.                                             4,279,008          103
             76,400     Avon Products, Inc.                                                        2,846,664           69
             86,600     Coca-Cola Company                                                          4,156,800          100
-------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Consumer Staples (continued)
             59,400     ConAgra Foods, Inc.                                                       $1,479,654          $36
             34,141     Del Monte Foods Company                                                      391,939            9
             45,200     Diageo PLC (ADR)                                                           3,658,940           88
             34,100     Estee Lauder Companies, Inc. - Class "A"                                   1,665,785           40
             13,800     Fomento Economico Mexicano SA de CV (ADR)                                  1,523,382           37
             53,800     H.J. Heinz Company                                                         2,535,056           61
             42,100     Kimberly-Clark Corporation                                                 2,883,429           70
            133,700     Kraft Foods, Inc. - Class "A"                                              4,232,942          102
             19,900     Pepsi Bottling Group, Inc.                                                   634,611           15
             52,500     Ruddick Corporation                                                        1,579,200           38
            148,200     Sara Lee Corporation                                                       2,507,544           60
             56,800     Tasty Baking Company                                                         495,864           12
            106,700     Topps Company, Inc.                                                        1,037,124           25
             37,100     UST, Inc.                                                                  2,151,058           52
             84,500     Wal-Mart Stores, Inc.                                                      3,967,275           96
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  42,026,275        1,013
-------------------------------------------------------------------------------------------------------------------------
                        Energy--7.1%
             53,900     Anadarko Petroleum Corporation                                             2,316,622           56
             45,300     BP PLC (ADR)                                                               2,933,175           71
             65,917     Chevron Corporation                                                        4,875,221          117
             54,400     ConocoPhillips                                                             3,718,240           90
             38,500     Diamond Offshore Drilling, Inc.                                            3,116,575           75
              8,100     Hess Corporation                                                             449,307           11
             50,800     Marathon Oil Corporation                                                   5,020,564          121
             54,100     Royal Dutch Shell PLC - Class "A" (ADR)                                    3,586,830           86
             57,600     Tidewater, Inc.                                                            3,374,208           81
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  29,390,742          708
-------------------------------------------------------------------------------------------------------------------------
                        Financials--22.9%
             44,000     A.G. Edwards, Inc.                                                         3,043,920           73
             14,600     ACE, Ltd.                                                                    833,076           20
             15,700     Allstate Corporation                                                         942,942           23
             18,400     American International Group, Inc.                                         1,236,848           30
            102,800     Amvescap PLC (ADR)                                                         2,271,880           55
             63,800     Aon Corporation                                                            2,421,848           58
            102,300     Aspen Insurance Holdings, Ltd.                                             2,681,283           65
             35,100     Assured Guaranty, Ltd.                                                       958,932           23
            153,200     Bank Mutual Corporation                                                    1,741,884           42
             88,266     Bank of America Corporation                                                4,503,331          109
-------------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
VALUE FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Financials (continued)
            101,800     Bank of New York Company, Inc.                                            $4,127,990         $100
             98,250     Brookfield Asset Management, Inc. - Class "A"                              5,134,545          124
             86,400     Brookline Bancorp, Inc.                                                    1,094,688           26
             25,903     Capital One Financial Corporation                                          1,954,640           47
             35,456     Chubb Corporation                                                          1,832,012           44
             54,047     Cincinnati Financial Corporation                                           2,291,593           55
             77,100     Citigroup, Inc.                                                            3,958,314           95
             40,900     Comerica, Inc.                                                             2,418,008           58
             56,900     Eagle Hospitality Properties Trust, Inc. (REIT)                              634,435           15
             39,649     Erie Indemnity Company - Class "A"                                         2,092,278           50
             21,000     FBL Financial Group, Inc. - Class "A"                                        821,730           20
             91,300     Hudson City Bancorp, Inc.                                                  1,248,984           30
             25,000     IPC Holdings, Ltd.                                                           721,250           17
             92,100     JPMorgan Chase & Company                                                   4,455,798          107
             52,100     KeyCorp                                                                    1,952,187           47
             44,074     Lincoln National Corporation                                               2,987,776           72
             41,900     Merrill Lynch & Company, Inc.                                              3,421,973           83
             53,600     Morgan Stanley                                                             4,221,536          102
            119,200     NewAlliance Bancshares, Inc.                                               1,932,232           47
             29,900     One Liberty Properties, Inc. (REIT)                                          682,019           17
             55,800     Plum Creek Timber Company, Inc. (REIT)                                     2,199,636           53
             31,500     PMI Group, Inc.                                                            1,424,430           34
             33,900     PNC Financial Services Group, Inc.                                         2,439,783           59
             76,400     Progressive Corporation                                                    1,667,048           40
             51,000     Protective Life Corporation                                                2,246,040           54
            107,117     Regions Financial Corporation                                              3,788,728           91
             19,300     St. Joe Company                                                            1,009,583           24
             37,893     State Street Corporation                                                   2,453,572           59
             36,700     SunTrust Banks, Inc.                                                       3,047,568           74
             29,779     TD Banknorth, Inc.                                                           957,693           23
             54,000     Waddell & Reed Financial, Inc. - Class "A"                                 1,259,280           30
              9,000     Washington Mutual, Inc.                                                      363,420            9
             87,300     Wells Fargo & Company                                                      3,005,739           73
             38,600     Westfield Financial, Inc.                                                    413,792           10
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  94,896,244        2,287
-------------------------------------------------------------------------------------------------------------------------
                        Health Care--5.0%
             74,800     Abbott Laboratories                                                        4,173,840          101
             42,700     Biomet, Inc.                                                               1,814,323           44
             49,100     GlaxoSmithKline PLC (ADR)                                                  2,713,266           65
-------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Health Care (continued)
             70,400     Johnson & Johnson                                                         $4,242,304         $102
             32,100     Novartis AG (ADR)                                                          1,753,623           42
            153,400     Pfizer, Inc.                                                               3,874,884           93
             82,100     Schering-Plough Corporation                                                2,094,371           51
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  20,666,611          498
-------------------------------------------------------------------------------------------------------------------------
                        Industrials--8.0%
             26,000     3M Company                                                                 1,987,180           48
             29,800     Adesa, Inc.                                                                  823,374           20
              2,600     Alexander & Baldwin, Inc.                                                    131,144            3
             29,800     Avery Dennison Corporation                                                 1,914,948           46
             11,960   * Avis Budget Group, Inc.                                                      326,747            8
             51,200     Dover Corporation                                                          2,499,072           60
             72,200     Federal Signal Corporation                                                 1,120,544           27
             41,600     General Dynamics Corporation                                               3,178,240           77
             71,300     Honeywell International, Inc.                                              3,284,078           79
             17,800     Hubbell, Inc.                                                                858,672           21
             21,000     Illinois Tool Works, Inc.                                                  1,083,600           26
              9,130     Lawson Products, Inc.                                                        345,844            8
             77,700     Masco Corporation                                                          2,128,980           51
             39,600     Norfolk Southern Corporation                                               2,003,760           48
             22,600     Pall Corporation                                                             858,800           21
             52,600     Pitney Bowes, Inc.                                                         2,387,514           58
             12,800     SPX Corporation                                                              898,560           22
             95,500     Tyco International, Ltd.                                                   3,013,025           73
             28,400     United Parcel Service, Inc. - Class "B"                                    1,990,840           48
            133,600     Werner Enterprises, Inc.                                                   2,427,512           58
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  33,262,434          802
-------------------------------------------------------------------------------------------------------------------------
                        Information Technology--5.1%
             99,400   * Agile Software Corporation                                                   690,830           16
             46,000     Automatic Data Processing, Inc.                                            2,226,400           54
             45,700     AVX Corporation                                                              694,640           17
             32,400     Bel Fuse, Inc. - Class "B"                                                 1,254,204           30
             76,400     Hewlett-Packard Company                                                    3,066,696           74
             65,000     Intel Corporation                                                          1,243,450           30
             12,200     International Business Machines Corporation                                1,149,972           28
            182,000     Methode Electronics, Inc. - Class "A"                                      2,688,140           65
            114,500     Microsoft Corporation                                                      3,191,115           77
             66,000     Motorola, Inc.                                                             1,166,220           28
-------------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
VALUE FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Information Technology (continued)
             92,800     Nokia Corporation - Class "A" (ADR)                                       $2,126,976          $51
             79,000   * Planar Systems, Inc.                                                         684,930           16
             34,000     Texas Instruments, Inc.                                                    1,023,400           25
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  21,206,973          511
-------------------------------------------------------------------------------------------------------------------------
                        Materials--7.2%
             36,400     Air Products & Chemicals, Inc.                                             2,689,596           65
             50,600     Albemarle Corporation                                                      2,091,804           50
             57,200     Alcoa, Inc.                                                                1,939,080           47
            106,830     Chemtura Corporation                                                       1,167,652           28
             56,600     Compass Minerals International, Inc.                                       1,890,440           46
             92,300     Dow Chemical Company                                                       4,232,878          102
             79,200     Du Pont (E.I.) de Nemours & Company                                        3,914,856           94
             63,400     Lubrizol Corporation                                                       3,267,002           79
             60,100     MeadWestvaco Corporation                                                   1,853,484           45
             73,830     Myers Industries, Inc.                                                     1,379,144           33
            145,900     Sappi, Ltd. (ADR)                                                          2,277,499           55
             66,600     Sonoco Products Company                                                    2,502,828           60
             45,223     Tronox, Inc. - Class "B"                                                     632,218           15
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  29,838,481          719
-------------------------------------------------------------------------------------------------------------------------
                        Telecommunication Services--3.9%
              9,651     ALLTEL Corporation                                                           598,362           14
            135,430     AT&T, Inc.                                                                 5,340,005          129
             11,800     CT Communications, Inc.                                                      284,380            7
             47,200     D&E Communications, Inc.                                                     628,704           15
              4,120     Embarq Corporation                                                           232,162            6
             33,800     Nippon Telegraph and Telephone Corporation (ADR)                             892,658           22
            142,600     Sprint Nextel Corporation                                                  2,703,696           65
             24,000     Telephone & Data Systems, Inc.                                             1,430,880           34
             24,000     Telephone & Data Systems, Inc. - Special Shares                            1,341,600           32
             73,828     Verizon Communications, Inc.                                               2,799,558           67
              9,978     Windstream Corporation                                                       146,577            4
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  16,398,582          395
-------------------------------------------------------------------------------------------------------------------------
                        Utilities--4.3%
             32,550     American States Water Company                                              1,200,119           29
             41,400     FPL Group, Inc.                                                            2,532,438           61
             36,100     KeySpan Corporation                                                        1,485,515           36
-------------------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
          Shares or                                                                                              For Each
          Principal                                                                                            $10,000 of
             Amount    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Utilities (continued)
             79,350     MDU Resources Group, Inc.                                                 $2,280,519          $55
             85,800     NiSource, Inc.                                                             2,096,952           50
             37,700     Northwest Natural Gas Company                                              1,721,759           41
             40,300     ONEOK, Inc.                                                                1,813,500           44
             51,200     Southwest Gas Corporation                                                  1,990,144           48
             48,700     United Utilities PLC (ADR)                                                 1,446,390           35
             50,300     Vectren Corporation                                                        1,438,580           35
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  18,005,916          434
-------------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $272,159,871)                                                 374,410,994        9,023
-------------------------------------------------------------------------------------------------------------------------
                        CONVERTIBLE PREFERRED STOCKS--.4%
                        Financials
             56,900     Lehman Brothers Holdings, Inc., 6.25%,
                          2007 - Series "GIS" (cost $1,446,983)                                    1,578,975           38
-------------------------------------------------------------------------------------------------------------------------
                        PREFERRED STOCKS--.2%
                        Utilities
             31,600     Entergy Louisiana, Inc., 7.6%, 2032 (cost $802,387)                          794,740           19
-------------------------------------------------------------------------------------------------------------------------
                        CORPORATE BONDS--.1%
                        Utilities
               $500M    Union Electric Co., 6.75%, 2008 (cost $499,768)                              500,766           12
-------------------------------------------------------------------------------------------------------------------------
                        SHORT-TERM CORPORATE NOTES--5.6%
                        General Electric Capital Corp.:
              1,000M      5.23%, 4/4/07                                                              999,417           24
              1,100M      5.22%, 4/5/07                                                            1,099,202           27
              1,000M    Prudential Funding Corp., 5.22%, 4/17/07                                     997,534           24
             20,000M    Toyota Motor Credit Co., 5.23%, 4/12/07                                   19,965,047          481
-------------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $23,061,200)                                      23,061,200          556
-------------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
VALUE FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        SHORT-TERM U.S. GOVERNMENT
                        AGENCY OBLIGATIONS--3.4%
           $14,200M     Federal Home Loan Bank, 5.16%, 4/4/07
                          (cost $14,191,833)                                                     $14,191,833         $342
-------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $312,162,042)                                          99.9%    414,538,508        9,990
Other Assets, Less Liabilities                                                            .1         391,048           10
-------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                             100.0%    414,929,556      $10,000
=========================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR   American Depositary Receipts
  REIT  Real Estate Investment Trust

See notes to financial statements


Fund Expenses
BLUE CHIP FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

                                               Beginning       Ending
                                                Account       Account     Expenses Paid
                                                 Value         Value      During Period
                                               (10/1/06)     (3/31/07)  (10/1/06-3/31/07)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                        $1,000.00      $1,055.22        $7.17
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,017.95        $7.04
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                        $1,000.00      $1,052.04       $10.74
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,014.46       $10.55
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.40% for Class A shares and 2.10% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           19.5%
Information Technology                               15.5%
Health Care                                          12.3%
Consumer Staples                                     12.2%
Industrials                                          11.6%
Consumer Discretionary                               10.7%
Energy                                               10.7%
Telecommunication Services                            2.9%
Materials                                             2.9%
Utilities                                             1.0%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

Portfolio of Investments
BLUE CHIP FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        COMMON STOCKS--99.1%
                        Consumer Discretionary--10.7%
             36,200     Best Buy Company, Inc.                                                    $1,763,664          $36
             41,100     Carnival Corporation                                                       1,925,946           39
             81,300     CBS Corporation - Class "B"                                                2,486,967           50
             51,400     Clear Channel Communications, Inc.                                         1,801,056           36
             47,394   * Comcast Corporation - Class "A"                                            1,229,874           25
             73,350   * Comcast Corporation - Special Class "A"                                    1,868,225           38
             23,600     Gap, Inc.                                                                    406,156            8
             57,200     H&R Block, Inc.                                                            1,203,488           24
             32,900     Hilton Hotels Corporation                                                  1,183,084           24
            138,500     Home Depot, Inc.                                                           5,088,490          103
             14,700   * Kohl's Corporation                                                         1,126,167           23
             97,400     Lowe's Companies, Inc.                                                     3,067,126           62
             88,700     McDonald's Corporation                                                     3,995,935           81
            148,400     News Corporation - Class "A"                                               3,431,008           69
             17,000     NIKE, Inc. - Class "B"                                                     1,806,420           36
             73,800     Target Corporation                                                         4,373,388           88
            258,300     Time Warner, Inc.                                                          5,093,676          103
             52,800     TJX Companies, Inc.                                                        1,423,488           29
             40,300     Tribune Company                                                            1,294,033           26
             62,600   * Viacom, Inc. - Class "B"                                                   2,573,486           52
            134,000     Walt Disney Company                                                        4,613,620           93
             30,920   * Wyndham Worldwide Corporation                                              1,055,918           21
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  52,811,215        1,066
-------------------------------------------------------------------------------------------------------------------------
                        Consumer Staples--12.1%
             74,600     Altria Group, Inc.                                                         6,550,626          132
             68,800     Anheuser-Busch Companies, Inc.                                             3,471,648           70
             88,600     Avon Products, Inc.                                                        3,301,236           67
            142,900     Coca-Cola Company                                                          6,859,200          138
             44,100     Coca-Cola Enterprises, Inc.                                                  893,025           18
             27,000     Colgate-Palmolive Company                                                  1,803,330           36
             36,800     Costco Wholesale Corporation                                               1,981,312           40
             89,700     CVS Corporation                                                            3,062,358           62
             32,900     General Mills, Inc.                                                        1,915,438           39
             25,800     Hershey Foods Corporation                                                  1,410,228           29
             55,800     Kimberly-Clark Corporation                                                 3,821,742           77
             55,200     Kraft Foods, Inc. - Class "A"                                              1,747,632           35
             96,900     PepsiCo, Inc.                                                              6,158,964          124
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Consumer Staples (continued)
            130,040     Procter & Gamble Company                                                  $8,213,326         $166
             47,800     Walgreen Company                                                           2,193,542           44
            146,100     Wal-Mart Stores, Inc.                                                      6,859,395          139
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  60,243,002        1,216
-------------------------------------------------------------------------------------------------------------------------
                        Energy--10.6%
             33,800     BP PLC (ADR)                                                               2,188,550           44
            140,100     Chevron Corporation                                                       10,361,796          209
             81,870     ConocoPhillips                                                             5,595,815          113
            231,000     ExxonMobil Corporation                                                    17,428,950          352
             74,600     Halliburton Company                                                        2,367,804           48
             15,500     Hess Corporation                                                             859,785           17
             84,200     Schlumberger, Ltd.                                                         5,818,220          117
             80,350     Spectra Energy Corporation                                                 2,110,794           43
             50,800   * Transocean, Inc.                                                           4,150,360           84
             29,200     Valero Energy Corporation                                                  1,883,108           38
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  52,765,182        1,065
-------------------------------------------------------------------------------------------------------------------------
                        Financials--19.5%
             44,000     ACE, Ltd.                                                                  2,510,640           51
             27,700     Allstate Corporation                                                       1,663,662           34
             89,500     American Express Company                                                   5,047,800          102
            121,600     American International Group, Inc.                                         8,173,952          165
             17,900     Ameriprise Financial, Inc.                                                 1,022,806           21
            186,166     Bank of America Corporation                                                9,498,189          192
            117,700     Bank of New York Company, Inc.                                             4,772,735           96
                750   * Berkshire Hathaway, Inc. - Class "B"                                       2,730,000           55
             44,100     Capital One Financial Corporation                                          3,327,786           67
             33,800     Chubb Corporation                                                          1,746,446           35
            250,500     Citigroup, Inc.                                                           12,860,670          260
             28,600     Fannie Mae                                                                 1,560,988           31
             40,500     Freddie Mac                                                                2,409,345           49
            170,968     JPMorgan Chase & Company                                                   8,271,432          167
             19,000     Lehman Brothers Holdings, Inc.                                             1,331,330           27
             40,500     Marsh & McLennan Companies, Inc.                                           1,186,245           24
             36,600     Mellon Financial Corporation                                               1,578,924           32
             47,600     Merrill Lynch & Company, Inc.                                              3,887,492           78
             65,700     Morgan Stanley                                                             5,174,532          104
             44,200     Progressive Corporation                                                      964,444           19
             20,500     SunTrust Banks, Inc.                                                       1,702,320           34
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
BLUE CHIP FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Financials (continued)
             41,000     Travelers Companies, Inc.                                                 $2,122,570          $43
             56,500     U.S. Bancorp                                                               1,975,805           40
             75,600     Wachovia Corporation                                                       4,161,780           84
             62,000     Washington Mutual, Inc.                                                    2,503,560           50
            126,200     Wells Fargo & Company                                                      4,345,066           88
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  96,530,519        1,948
-------------------------------------------------------------------------------------------------------------------------
                        Health Care--12.3%
             93,500     Abbott Laboratories                                                        5,217,300          105
             67,800     Aetna, Inc.                                                                2,968,962           60
             75,700   * Amgen, Inc.                                                                4,230,116           85
             34,600     Baxter International, Inc.                                                 1,822,382           37
             95,700   * Boston Scientific Corporation                                              1,391,478           28
            127,800     Bristol-Myers Squibb Company                                               3,547,728           72
            166,800     Johnson & Johnson                                                         10,051,368          203
             80,700     Medtronic, Inc.                                                            3,959,142           80
             63,200     Merck & Company, Inc.                                                      2,791,544           56
             80,300     Novartis AG (ADR)                                                          4,386,789           88
            359,560     Pfizer, Inc.                                                               9,082,486          183
             35,200   * St. Jude Medical, Inc.                                                     1,323,872           27
             36,800     Teva Pharmaceutical Industries, Ltd. (ADR)                                 1,377,424           28
             26,400   * Triad Hospitals, Inc.                                                      1,379,400           28
             80,800     UnitedHealth Group, Inc.                                                   4,279,976           86
             60,100     Wyeth                                                                      3,006,803           61
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  60,816,770        1,227
-------------------------------------------------------------------------------------------------------------------------
                        Industrials--11.6%
             51,100     3M Company                                                                 3,905,573           79
             29,400     Boeing Company                                                             2,613,954           53
             44,700     Caterpillar, Inc.                                                          2,996,241           60
             33,000     Dover Corporation                                                          1,610,730           33
             76,200     Emerson Electric Company                                                   3,283,458           66
            409,000     General Electric Company                                                  14,462,240          292
             55,300     Honeywell International, Inc.                                              2,547,118           51
             29,400     Illinois Tool Works, Inc.                                                  1,517,040           31
             24,800     ITT Corporation                                                            1,495,936           30
             30,700     Lockheed Martin Corporation                                                2,978,514           60
             67,700     Masco Corporation                                                          1,854,980           37
             34,500     Northrop Grumman Corporation                                               2,560,590           52
            164,900     Tyco International, Ltd.                                                   5,202,595          105
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Industrials (continued)
             14,000     Union Pacific Corporation                                                 $1,421,700          $29
             42,600     United Parcel Service, Inc. - Class "B"                                    2,986,260           60
             93,700     United Technologies Corporation                                            6,090,500          123
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  57,527,429        1,161
-------------------------------------------------------------------------------------------------------------------------
                        Information Technology--15.5%
             37,400     Accenture, Ltd. - Class "A"                                                1,441,396           29
             34,500     Analog Devices, Inc.                                                       1,189,905           24
             15,400   * Apple, Inc.                                                                1,430,814           29
             77,100     Applied Materials, Inc.                                                    1,412,472           29
             27,000     Automatic Data Processing, Inc.                                            1,306,800           26
            234,200   * Cisco Systems, Inc.                                                        5,979,126          121
            135,500   * Corning, Inc.                                                              3,081,270           62
            166,700   * Dell, Inc.                                                                 3,869,107           78
             31,500   * eBay, Inc.                                                                 1,044,225           21
            301,800   * EMC Corporation                                                            4,179,930           84
             93,200     First Data Corporation                                                     2,507,080           51
             87,600     Hewlett-Packard Company                                                    3,516,264           71
            320,200     Intel Corporation                                                          6,125,426          124
             64,100     International Business Machines Corporation                                6,042,066          122
             38,600     Maxim Integrated Products, Inc.                                            1,134,840           23
            505,300     Microsoft Corporation                                                     14,082,711          284
            109,700     Motorola, Inc.                                                             1,938,399           39
            201,200     Nokia Corporation - Class "A" (ADR)                                        4,611,504           93
            183,300   * Oracle Corporation                                                         3,323,229           67
             45,600     QUALCOMM, Inc.                                                             1,945,296           39
             11,891   * Symantec Corporation                                                         205,714            4
            109,900     Texas Instruments, Inc.                                                    3,307,990           67
             93,200     Western Union Company                                                      2,045,740           41
             55,300   * Xerox Corporation                                                            934,017           19
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  76,655,321        1,547
-------------------------------------------------------------------------------------------------------------------------
                        Materials--2.9%
             53,600     Alcoa, Inc.                                                                1,817,040           37
             71,156   * Cemex SA de CV (ADR)                                                       2,330,359           47
             87,900     Dow Chemical Company                                                       4,031,094           81
             57,900     DuPont (E.I.) de Nemours & Company                                         2,861,997           58
             66,200     International Paper Company                                                2,409,680           49
             18,300     Newmont Mining Corporation                                                   768,417           15
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  14,218,587          287
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
BLUE CHIP FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
          Shares or                                                                                              For Each
          Principal                                                                                            $10,000 of
             Amount    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Telecommunication Services--2.9%
            145,800     AT&T, Inc.                                                                $5,748,894         $116
            206,366     Sprint Nextel Corporation                                                  3,912,699           79
            121,500     Verizon Communications, Inc.                                               4,607,280           93
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  14,268,873          288
-------------------------------------------------------------------------------------------------------------------------
                        Utilities--1.0%
            160,700     Duke Energy Corporation                                                    3,260,603           66
             28,700     FPL Group, Inc.                                                            1,755,579           35
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   5,016,182          101
-------------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $336,956,755)                                                 490,853,080        9,906
-------------------------------------------------------------------------------------------------------------------------
                        SHORT-TERM U.S. GOVERNMENT
                        AGENCY OBIGATIONS--.6%
             $3,000M    Federal Home Loan Bank, 5.16%, 4/4/07
                          (cost $2,998,275)                                                        2,998,275           61
-------------------------------------------------------------------------------------------------------------------------
                        SHORT-TERM CORPORATE NOTES--.3%
              1,500M    General Electric Capital Corp., 5.22%, 4/5/07
                          (cost $1,498,911)                                                        1,498,911           30
-------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $341,453,941)                                       100.0%      495,350,266        9,997
Other Assets, Less Liabilities                                                          .0           159,185            3
-------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $495,509,451      $10,000
=========================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR   American Depositary Receipts

See notes to financial statements


Fund Expenses
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

                                               Beginning       Ending
                                                Account       Account     Expenses Paid
                                                 Value         Value      During Period
                                               (10/1/06)     (3/31/07)  (10/1/06-3/31/07)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                        $1,000.00      $1,110.50        $7.00
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,018.30        $6.69
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                        $1,000.00      $1,106.87       $10.66
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,014.81       $10.20
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.33% for Class A shares and 2.03% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Industrials                                          18.0%
Consumer Discretionary                               17.4%
Information Technology                               15.7%
Financials                                           15.1%
Health Care                                          10.8%
Energy                                                7.6%
Consumer Staples                                      6.9%
Materials                                             6.0%
Telecommunication Services                            1.1%
Utilities                                             0.9%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

Portfolio of Investments
GROWTH & INCOME FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        COMMON STOCKS--99.7%
                        Consumer Discretionary--17.4%
            220,000     bebe stores, inc.                                                         $3,823,600          $46
            106,250   * Blockbuster, Inc. - Class "A"                                                684,250            8
            120,000   * Carter's, Inc.                                                             3,040,800           37
            200,000     CBS Corporation - Class "B"                                                6,118,000           74
            150,000     Clear Channel Communications, Inc.                                         5,256,000           64
            195,602   * Cost Plus, Inc.                                                            1,956,020           24
            281,600     Dollar General Corporation                                                 5,955,840           72
            250,000   * Eddie Bauer Holdings, Inc.                                                 2,842,500           34
            260,000     Foot Locker, Inc.                                                          6,123,000           74
             50,000     Genuine Parts Company                                                      2,450,000           30
            375,000     H&R Block, Inc.                                                            7,890,000           96
            175,000     Home Depot, Inc.                                                           6,429,500           78
             55,000     J.C. Penney Company, Inc.                                                  4,518,800           55
             50,000     Jones Apparel Group, Inc.                                                  1,536,500           19
             40,000     Journal Register Company                                                     238,400            3
            114,700     Kenneth Cole Productions, Inc. - Class "A"                                 2,944,349           36
            155,000     Leggett & Platt, Inc.                                                      3,513,850           42
            203,900   * Lincoln Educational Services Corporation                                   2,897,419           35
            215,000     McDonald's Corporation                                                     9,685,750          117
            260,000   * Morgans Hotel Group Company                                                5,462,600           66
            221,700     Movado Group, Inc.                                                         6,529,065           79
            225,000     Newell Rubbermaid, Inc.                                                    6,995,250           85
            220,000     Orient-Express Hotels, Ltd.                                               13,160,400          159
             55,000     Polo Ralph Lauren Corporation - Class "A"                                  4,848,250           59
            275,000   * Quiksilver, Inc.                                                           3,190,000           39
             50,000     RadioShack Corporation                                                     1,351,500           16
             80,000     Sherwin-Williams Company                                                   5,283,200           64
             99,500   * Steiner Leisure, Ltd.                                                      4,475,510           54
            112,500   * Viacom, Inc. - Class "B"                                                   4,624,875           56
            500,000     Westwood One, Inc.                                                         3,435,000           42
            187,500   * Wyndham Worldwide Corporation                                              6,403,125           78
-------------------------------------------------------------------------------------------------------------------------
                                                                                                 143,663,353        1,741
-------------------------------------------------------------------------------------------------------------------------
                        Consumer Staples--6.9%
            155,000     Altria Group, Inc.                                                        13,610,550          165
            175,000     Avon Products, Inc.                                                        6,520,500           79
             68,100   * Chattem, Inc.                                                              4,013,814           49
             52,500     Coca-Cola Company                                                          2,520,000           31
            185,000     CVS Corporation                                                            6,315,900           77
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Consumer Staples (continued)
            400,200     Nu Skin Enterprises, Inc. - Class "A"                                     $6,611,304          $80
             50,000     PepsiCo, Inc.                                                              3,178,000           38
             54,900   * Prestige Brands Holdings, Inc.                                               650,565            8
             77,500     Procter & Gamble Company                                                   4,894,900           59
             94,516     Tootsie Roll Industries, Inc.                                              2,832,641           34
             90,000     Wal-Mart Stores, Inc.                                                      4,225,500           51
             60,675     WD-40 Company                                                              1,924,004           23
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  57,297,678          694
-------------------------------------------------------------------------------------------------------------------------
                        Energy--7.7%
             60,000     Anadarko Petroleum Corporation                                             2,578,800           31
              3,000   * Cal Dive International, Inc.                                                  36,630           --
             50,000     Chesapeake Energy Corporation                                              1,544,000           19
             90,000     ConocoPhillips                                                             6,151,500           75
            115,000     ExxonMobil Corporation                                                     8,676,750          105
             20,000   * Houston Exploration Company                                                1,079,000           13
              7,153     Hugoton Royalty Trust                                                        180,113            2
             16,548     Marathon Oil Corporation                                                   1,635,439           20
             80,000     Noble Corporation                                                          6,294,400           76
             75,000   * North American Energy Partners, Inc.                                       1,581,750           19
            127,000     Sasol, Ltd. (ADR)                                                          4,197,350           51
            150,000     Suncor Energy, Inc.                                                       11,452,500          139
             70,000   * Swift Energy Company                                                       2,923,900           35
            100,000   * Transocean, Inc.                                                           8,170,000           99
            120,000     XTO Energy, Inc.                                                           6,577,200           80
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  63,079,332          764
-------------------------------------------------------------------------------------------------------------------------
                        Financials--15.1%
             52,000     American Express Company                                                   2,932,800           36
            100,000     American International Group, Inc.                                         6,722,000           81
             10,000     Ameriprise Financial, Inc.                                                   571,400            7
            130,000     Astoria Financial Corporation                                              3,456,700           42
            150,000     Bank of America Corporation                                                7,653,000           93
            150,000     Brookline Bancorp, Inc.                                                    1,900,500           23
             55,380     Capital One Financial Corporation                                          4,178,975           51
            134,000     Citigroup, Inc.                                                            6,879,560           83
            200,000     Colonial BancGroup, Inc.                                                   4,950,000           60
            135,500   * First Mercury Financial Corporation                                        2,784,525           34
             40,000   * Flagstone Reinsurance Holdings, Ltd.                                         539,200            7
             43,370     Hartford Financial Services Group, Inc.                                    4,145,305           50
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Financials (continued)
            177,500     JPMorgan Chase & Company                                                  $8,587,450         $104
             65,000     Lehman Brothers Holdings, Inc.                                             4,554,550           55
             75,000     Merrill Lynch & Company, Inc.                                              6,125,250           74
             90,000     Morgan Stanley                                                             7,088,400           86
            200,000     New York Community Bancorp, Inc.                                           3,518,000           43
            265,000     NewAlliance Bancshares, Inc.                                               4,295,650           52
             50,000     Plum Creek Timber Company, Inc. (REIT)                                     1,971,000           24
            130,000     South Financial Group, Inc.                                                3,213,600           39
            221,000     Sovereign Bancorp, Inc.                                                    5,622,240           68
             65,000     SunTrust Banks, Inc.                                                       5,397,600           65
            200,000     U.S. Bancorp                                                               6,994,000           85
            140,970     U.S.B. Holding Company, Inc.                                               3,198,609           39
            100,000     Wachovia Corporation                                                       5,505,000           67
            132,500     Washington Mutual, Inc.                                                    5,350,350           65
             30,000     Webster Financial Corporation                                              1,440,300           17
            140,000     Wells Fargo & Company                                                      4,820,200           58
-------------------------------------------------------------------------------------------------------------------------
                                                                                                 124,396,164        1,508
-------------------------------------------------------------------------------------------------------------------------
                        Health Care--10.8%
            160,000     Abbott Laboratories                                                        8,928,000          108
             80,000     Aetna, Inc.                                                                3,503,200           42
             46,700   * Amgen, Inc.                                                                2,609,596           32
             22,417     Baxter International, Inc.                                                 1,180,703           14
            105,000     Biomet, Inc.                                                               4,461,450           54
            100,000   * Boston Scientific Corporation                                              1,454,000           18
             20,000   * Genentech, Inc.                                                            1,642,400           20
            155,000     Johnson & Johnson                                                          9,340,300          113
             50,000   * Laboratory Corporation of America Holdings                                 3,631,500           44
             75,000     Medtronic, Inc.                                                            3,679,500           44
             80,000     Merck & Company, Inc.                                                      3,533,600           43
             50,000   * Momenta Pharmaceutical, Inc.                                                 648,000            8
            425,000     Pfizer, Inc.                                                              10,735,500          130
            125,000     Sanofi-Aventis (ADR)                                                       5,438,750           66
            125,000   * St. Jude Medical, Inc.                                                     4,701,250           57
            100,000   * Thermo Fisher Scientific, Inc.                                             4,675,000           57
             80,000   * Triad Hospitals, Inc.                                                      4,180,000           51
             90,000   * TriZetto Group, Inc.                                                       1,800,900           22
             55,000     UnitedHealth Group, Inc.                                                   2,913,350           35
             24,000   * Waters Corporation                                                         1,392,000           17
            175,000     Wyeth                                                                      8,755,250          106
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  89,204,249        1,081
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Industrials--18.0%
            155,000     3M Company                                                               $11,846,650         $144
             17,500     Aegean Marine Petroleum Network, Inc.                                        294,700            4
             84,600     Alexander & Baldwin, Inc.                                                  4,267,224           52
            250,300   * Altra Holdings, Inc.                                                       3,431,613           42
             90,000   * Armstrong World Industries, Inc.                                           4,576,500           55
             50,000   * Avis Budget Group, Inc.                                                    1,366,000           16
            210,000     Barnes Group, Inc.                                                         4,832,100           59
            100,000   * BE Aerospace, Inc.                                                         3,170,000           38
             90,000     Burlington Northern Santa Fe Corporation                                   7,238,700           88
            100,000     Caterpillar, Inc.                                                          6,703,000           81
            200,000   * Gardner Denver, Inc.                                                       6,970,000           84
            250,000     General Electric Company                                                   8,840,000          107
             60,000   * Genlyte Group, Inc.                                                        4,233,000           51
            124,600     Harsco Corporation                                                         5,589,556           68
            197,500     Honeywell International, Inc.                                              9,096,850          110
             40,500     Hubbell, Inc. - Class "B"                                                  1,953,720           24
            120,000     Illinois Tool Works, Inc.                                                  6,192,000           75
            282,600     Knoll, Inc.                                                                6,734,358           82
             55,000     Lockheed Martin Corporation                                                5,336,100           65
             50,000   * Mobile Mini, Inc.                                                          1,339,000           16
            160,000   * Navigant Consulting, Inc.                                                  3,161,600           38
             90,000     Northrop Grumman Corporation                                               6,679,800           81
            150,000   * PGT, Inc.                                                                  1,800,000           22
            100,000   * Pinnacle Airlines Corporation                                              1,729,000           21
             90,000     Precision Castparts Corporation                                            9,364,500          113
             50,000     Steelcase, Inc. - Class "A"                                                  994,500           12
            165,000     TAL International Group , Inc.                                             3,960,000           48
            195,000     Tyco International, Ltd.                                                   6,152,250           74
            170,000     United Technologies Corporation                                           11,050,000          134
-------------------------------------------------------------------------------------------------------------------------
                                                                                                 148,902,721        1,804
-------------------------------------------------------------------------------------------------------------------------
                        Information Technology--15.7%
            180,000   * Arris Group, Inc.                                                          2,534,400           31
             30,000   * CACI International, Inc. - Class "A"                                       1,405,800           17
            300,000   * Cisco Systems, Inc.                                                        7,659,000           93
            245,700   * Electronics for Imaging, Inc.                                              5,761,665           70
            412,500   * EMC Corporation                                                            5,713,125           69
            300,000   * Entrust, Inc.                                                              1,209,000           15
            120,000     First Data Corporation                                                     3,228,000           39
              3,100   * Glu Mobile, Inc.                                                              31,000           --
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Information Technology (continued)
            145,000     Harris Corporation                                                        $7,387,750          $89
            165,000     Hewlett-Packard Company                                                    6,623,100           80
            185,000     Intel Corporation                                                          3,539,050           43
            115,000     International Business Machines Corporation                               10,839,900          131
             30,000   * International Rectifier Corporation                                        1,146,300           14
            350,000     Microsoft Corporation                                                      9,754,500          118
            275,000     Motorola, Inc.                                                             4,859,250           59
            198,400   * NCI, Inc. - Class "A"                                                      2,926,400           35
            200,000     Nokia Corporation - Class "A" (ADR)                                        4,584,000           56
            360,000   * Openwave Systems, Inc.                                                     2,934,000           36
            279,900   * Parametric Technology Corporation                                          5,343,291           65
            110,000   * Paxar Corporation                                                          3,157,000           38
            135,000     QUALCOMM, Inc.                                                             5,759,100           70
            400,000   * Silicon Image, Inc.                                                        3,264,000           40
            375,000   * Smart Modular Technologies (WWH), Inc.                                     4,796,250           58
            229,840   * Symantec Corporation                                                       3,976,232           48
            400,000   * TIBCO Software, Inc.                                                       3,408,000           41
            130,000   * Varian Semiconductor Equipment Associates, Inc.                            6,939,400           84
            140,000   * VeriSign, Inc.                                                             3,516,800           43
            120,000     Western Union Company                                                      2,634,000           32
            175,000     Xilinx, Inc.                                                               4,502,750           55
-------------------------------------------------------------------------------------------------------------------------
                                                                                                 129,433,063        1,569
-------------------------------------------------------------------------------------------------------------------------
                        Materials--6.1%
             30,000     Ashland, Inc.                                                              1,968,000           24
            300,000     Celanese Corporation                                                       9,252,000          112
            105,000     Dow Chemical Company                                                       4,815,300           58
             80,000     Freeport-McMoRan Copper & Gold, Inc. - Class "B"                           5,295,200           64
            125,000     Lubrizol Corporation                                                       6,441,250           78
             45,000     PPG Industries, Inc.                                                       3,163,950           38
             65,000     Praxair, Inc.                                                              4,092,400           50
            200,000     RPM International, Inc.                                                    4,620,000           56
             50,000     Scotts Miracle-Gro Company - Class "A"                                     2,201,500           27
            135,000     Temple-Inland, Inc.                                                        8,064,900           98
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  49,914,500          605
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
          Shares or                                                                                              For Each
          Principal                                                                                            $10,000 of
             Amount    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Telecommunication Services--1.1%
            165,000     AT&T, Inc.                                                                $6,505,950          $79
             75,000     Verizon Communications, Inc.                                               2,844,000           34
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   9,349,950          113
-------------------------------------------------------------------------------------------------------------------------
                        Utilities--.9%
            115,400     Atmos Energy Corporation                                                   3,609,712           44
             75,000     Consolidated Edison, Inc.                                                  3,829,500           46
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   7,439,212           90
-------------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $614,096,552)                                                 822,680,222        9,969
-------------------------------------------------------------------------------------------------------------------------
                        SHORT-TERM CORPORATE NOTES--.4%
            $3,600M     Prudential Funding Corp., 5.22%, 4/17/07
                          (cost $3,591,123)                                                        3,591,123           44
-------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $617,687,675)                                       100.1%      826,271,345       10,013
Excess of Liabilities Over Other Assets                                                (.1)       (1,054,529)         (13)
-------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $825,216,816      $10,000
=========================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR   American Depositary Receipts
  REIT  Real Estate Investment Trust

See notes to financial statements


Fund Expenses
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

                                              Beginning       Ending
                                                Account       Account     Expenses Paid
                                                 Value         Value      During Period
                                               (10/1/06)     (3/31/07) (10/1/06-3/31/07)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                        $1,000.00      $1,060.84        $7.55
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,017.60        $7.39
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                        $1,000.00      $1,056.26       $11.12
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,014.11       $10.90
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.47% for Class A shares and 2.17% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).



Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Information Technology                               31.5%
Industrials                                          19.5%
Health Care                                          11.4%
Consumer Discretionary                               10.2%
Financials                                            8.9%
Energy                                                4.6%
Consumer Staples                                      3.8%
Materials                                             3.3%
Telecommunication Services                            3.3%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

Portfolio of Investments
SELECT GROWTH FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        COMMON STOCKS--96.8%
                        Consumer Discretionary--10.3%
             21,500     Abercrombie & Fitch Company - Class "A"                                   $1,627,120          $72
             25,500   * California Pizza Kitchen, Inc.                                               838,695           37
             39,000   * CarMax, Inc.                                                                 957,060           42
             10,380   * Children's Place Retail Stores, Inc.                                         578,789           26
             23,990   * Focus Media Holding, Ltd.  (ADR)                                           1,882,255           83
             24,740   * Fossil, Inc.                                                                 654,868           29
             18,300   * Gildan Activewear, Inc.                                                    1,076,955           47
             26,390   * Jarden Corporation                                                         1,010,737           45
             23,500   * Net Servicos de Comunicacao SA (ADR)                                         317,485           14
             51,900     PETsMART, Inc.                                                             1,710,624           75
             13,510   * Pinnacle Entertainment, Inc.                                                 392,736           17
             21,170   * Priceline.com, Inc.                                                        1,127,514           50
            153,610     Staples, Inc.                                                              3,969,282          175
             37,490     Starwood Hotels & Resorts Worldwide, Inc.                                  2,431,227          107
             12,350   * Tween Brands, Inc.                                                           441,142           19
             20,220   * VistaPrint, Ltd.                                                             774,426           34
            103,136     Walt Disney Company                                                        3,550,972          156
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  23,341,887        1,028
-------------------------------------------------------------------------------------------------------------------------
                        Consumer Staples--3.8%
             22,800     Clorox Company                                                             1,452,132           64
             10,670   * Herbalife, Ltd.                                                              418,157           18
             43,530     PepsiCo, Inc.                                                              2,766,767          122
             38,660     Procter & Gamble Company                                                   2,441,766          107
             42,200     SUPERVALU, Inc.                                                            1,648,754           73
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   8,727,576          384
-------------------------------------------------------------------------------------------------------------------------
                        Energy--4.6%
             12,560     Arch Coal, Inc.                                                              385,466           17
              9,675     Cabot Oil & Gas Corporation - Class "A"                                      651,321           29
            152,320     Cameco Corporation                                                         6,235,981          275
             33,470   * Complete Production Services, Inc.                                           666,388           29
             39,570     Halliburton Company                                                        1,255,952           55
             24,600     Murphy Oil Corporation                                                     1,313,640           58
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  10,508,748          463
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
SELECT GROWTH FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Financials--8.9%
             22,100     Allied World Assurance Holdings, Ltd.                                       $944,775          $42
              2,290     Chicago Mercantile Exchange
                        Holdings, Inc. - Class "A"                                                 1,219,333           54
             50,600   * E*TRADE Financial Corporation                                              1,073,732           47
             32,790     Franklin Resources, Inc.                                                   3,962,016          174
              6,900     Goldman Sachs Group, Inc.                                                  1,425,747           63
              5,590   * Move, Inc.                                                                    30,969            1
              9,570     Nuveen Investments, Inc. - Class "A"                                         452,661           20
             15,430   * ProAssurance Corporation                                                     789,245           35
             60,060     State Street Corporation                                                   3,888,885          171
             37,300     T. Rowe Price Group, Inc.                                                  1,760,187           78
             77,960     UBS AG                                                                     4,633,163          204
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  20,180,713          889
-------------------------------------------------------------------------------------------------------------------------
                        Health Care--11.4%
             16,290   * Alkermes, Inc.                                                               251,518           11
             11,380   * Amylin Pharmaceuticals, Inc.                                                 425,157           19
             24,220   * AngioDynamics, Inc.                                                          409,076           18
             30,600     AstraZeneca PLC (ADR)                                                      1,641,690           72
             21,200     Beckman Coulter, Inc.                                                      1,354,468           60
             10,300   * Cephalon, Inc.                                                               733,463           32
             20,380   * Digene Corporation                                                           864,316           38
             20,500   * Hologic, Inc.                                                              1,181,620           52
             34,800     Manor Care, Inc.                                                           1,891,728           83
             85,590     Medtronic, Inc.                                                            4,199,045          185
              9,700   * Respironics, Inc.                                                            407,303           18
             46,630     Sanofi-Aventis (ADR)                                                       2,028,871           90
            237,030     Schering-Plough Corporation                                                6,046,635          266
             13,040     Sirona Dental Systems, Inc.                                                  449,358           20
             38,600   * St. Jude Medical, Inc.                                                     1,451,746           64
             49,000     UnitedHealth Group, Inc.                                                   2,595,530          114
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  25,931,524        1,142
-------------------------------------------------------------------------------------------------------------------------
                        Industrials--19.6%
             34,530     Aircastle, Ltd.                                                            1,221,671           54
             27,760   * American Commercial Lines, Inc.                                              873,052           38
             24,780   * American Reprographics Company                                               762,976           34
             60,290     Boeing Company                                                             5,360,384          236
             17,000     C. H. Robinson Worldwide, Inc.                                               811,750           36
              3,920     Copa Holdings SA - Class "A"                                                 201,841            9
             60,550     Danaher Corporation                                                        4,326,297          190
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Industrials (continued)
             58,900     Equifax, Inc.                                                             $2,146,905          $94
             14,900     Fluor Corporation                                                          1,336,828           59
             82,740     General Dynamics Corporation                                               6,321,336          278
            165,420     General Electric Company                                                   5,849,251          258
             18,410   * IHS, Inc - Class "A"                                                         756,835           33
             16,950     Landstar System, Inc.                                                        776,988           34
             21,800     Manpower, Inc.                                                             1,608,186           71
             26,400   * Monster Worldwide, Inc.                                                    1,250,568           55
             14,800     Parker Hannifin Corporation                                                1,277,388           56
             28,070   * Resources Connection, Inc.                                                   897,959           39
             20,700     Robert Half International, Inc.                                              766,107           34
             13,500     Rockwell Collins, Inc.                                                       903,555           40
             37,600   * TeleTech Holdings, Inc.                                                    1,379,544           61
             57,950     United Parcel Service, Inc. - Class "B"                                    4,062,295          179
             46,740     Waste Management, Inc.                                                     1,608,323           71
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  44,500,039        1,959
-------------------------------------------------------------------------------------------------------------------------
                        Information Technology--31.6%
            139,560     Accenture, Ltd. - Class "A"                                                5,378,642          237
             54,270   * Activision, Inc.                                                           1,027,874           45
             93,880   * Adobe Systems, Inc.                                                        3,914,796          172
             51,900   * Altera Corporation                                                         1,037,481           46
             23,060   * Apple, Inc.                                                                2,142,505           94
            101,990   * Autodesk, Inc.                                                             3,834,824          169
             63,130     Automatic Data Processing, Inc.                                            2,972,752          131
            230,130   * Cisco Systems, Inc.                                                        5,875,219          259
             14,000   * Cognizant Technology Solutions
                        Corporation - Class "A"                                                    1,235,780           54
             30,860   * eBay, Inc.                                                                 1,023,009           45
             32,680   * Electronic Arts, Inc.                                                      1,645,765           72
            244,030   * EMC Corporation                                                            3,379,815          149
              8,690   * Equinix, Inc.                                                                744,125           33
             11,450   * Google, Inc. - Class "A"                                                   5,245,932          231
             34,300     International Business Machines Corporation                                3,233,118          142
             27,800     KLA-Tencor Corporation                                                     1,482,296           65
             66,820     Linear Technology Corporation                                              2,110,844           93
             88,440     MoneyGram International, Inc.                                              2,455,094          108
            194,640   * Network Appliance, Inc.                                                    7,108,253          313
            435,040   * Oracle Corporation                                                         7,887,275          347
             33,900   * Red Hat, Inc.                                                                777,327           34
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
SELECT GROWTH FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
          Shares or                                                                                              For Each
          Principal                                                                                            $10,000 of
             Amount    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Information Technology (continued)
             15,230   * Research In Motion, Ltd.                                                  $2,078,743          $92
             17,160   * Silicon-On-Insulator Technologies +                                          407,968           18
             64,320   * Smart Modular Technologies (WWH), Inc.                                       822,653           36
             18,200   * Sonus Networks, Inc.                                                         146,874            7
             10,520   * Trina Solar, Ltd. (ADR)                                                      463,722           20
             35,670   * VeriFone Holdings, Inc.                                                    1,310,159           59
             86,500     Western Union Company                                                      1,898,675           84
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  71,641,520        3,155
-------------------------------------------------------------------------------------------------------------------------
                        Materials--3.3%
             29,120     Agrium, Inc.                                                               1,116,170           49
             41,570     Companhia Vale do Rio Doce (ADR)                                           1,537,674           68
             24,360     Freeport-McMoRan Copper & Gold, Inc. - Class "B"                           1,612,388           71
             14,680     Potash Corporation of Saskatchewan, Inc.                                   2,347,772          103
             51,820   * Terra Industries, Inc.                                                       906,850           40
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   7,520,854          331
-------------------------------------------------------------------------------------------------------------------------
                        Telecommunication Services--3.3%
             95,020   * American Tower Corporation - Class "A"                                     3,701,029          163
             39,820     AT&T, Inc.                                                                 1,570,103           69
             16,880   * Leap Wireless International, Inc.                                          1,113,742           48
             14,100   * NII Holdings, Inc. - Class "B"                                             1,045,938           46
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   7,430,812          326
-------------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $189,299,439)                                                 219,783,673        9,677
-------------------------------------------------------------------------------------------------------------------------
                        REPURCHASE AGREEMENT--3.5%
            $ 7,943M    UBS Securities 5.12%, dated 3/30/07, to be
                          repurchased at $7,946,389 on 4/2/07
                          (collateralized by U.S. Treasury Bonds,
                          6.375%, 8/15/27, valued at $8,106,081)
                          (cost $7,943,000)                                                        7,943,000          350
-------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $197,242,439)                                       100.3%      227,726,673       10,027
Excess of Liabilities Over Other Assets                                                (.3)         (608,893)         (27)
-------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%     $227,117,780      $10,000
=========================================================================================================================

* Non-income producing

+ Security valued at fair value (see Note 1A)

  Summary of Abbreviations:
  ADR  American Depositary Receipts

See notes to financial statements


Fund Expenses
GLOBAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

                                               Beginning       Ending
                                                Account       Account     Expenses Paid
                                                 Value         Value      During Period
                                               (10/1/06)     (3/31/07) (10/1/06-3/31/07)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                        $1,000.00      $1,103.74        $9.13
Hypothetical
(5% annual return before expenses)            $1,000.00      $1,016.25        $8.75
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                        $1,000.00      $1,099.93       $12.77
Hypothetical
(5% annual return before expenses)            $1,000.00      $1,012.76       $12.24
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.74% for Class A shares and 2.44% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN COUNTRIES

(BAR CHART DATA:)

United States                                        43.1%
Japan                                                 9.1%
France                                                5.5%
Germany                                               5.2%
United Kingdom                                        5.0%
Netherlands                                           4.1%
Canada                                                4.0%
Switzerland                                           3.9%
Brazil                                                2.9%
Italy                                                 2.9%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

Portfolio of Investments
GLOBAL FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        COMMON STOCKS--98.6%
                        United States--43.0%
             14,940     Abbott Laboratories                                                         $833,652          $28
             54,400     Accenture, Ltd. - Class "A"                                                2,096,576           71
             24,025     ACE, Ltd.                                                                  1,370,867           46
             46,500   * Adobe Systems, Inc.                                                        1,939,050           65
             10,700   * Affiliated Managers Group, Inc.                                            1,159,345           39
             19,000   * Alliance Data Systems Corporation                                          1,170,780           40
             16,000     Altria Group, Inc.                                                         1,404,960           47
             76,160     American Electric Power Company, Inc.                                      3,712,800          125
             39,653     American International Group, Inc.                                         2,665,475           90
             18,200   * Amgen, Inc.                                                                1,017,016           34
             14,000     Amphenol Corporation - Class "A"                                             903,980           31
              3,300   * Apple, Inc.                                                                  306,603           10
             42,200     AT&T, Inc.                                                                 1,663,946           56
             14,750     Automatic Data Processing, Inc.                                              642,980           22
             53,300     Bank of America Corporation                                                2,719,366           92
              9,580     Boeing Company                                                               851,758           29
              8,900   * Cameron International Corporation                                            558,831           19
              8,100     Cardinal Health, Inc.                                                        590,895           20
             36,000   * Carter's, Inc.                                                               912,240           31
             30,980     Caterpillar, Inc.                                                          2,076,589           70
             41,065     CBS Corporation - Class "B"                                                1,256,178           42
             10,800   * Cephalon, Inc.                                                               769,068           26
            102,500   * Cisco Systems, Inc.                                                        2,616,825           88
             67,219     Citigroup, Inc.                                                            3,451,023          116
             18,700     Colgate-Palmolive Company                                                  1,248,973           42
             48,900   * Complete Production Services, Inc.                                           973,599           33
             23,415     ConocoPhillips                                                             1,600,415           54
            124,640   * Corning, Inc.                                                              2,834,314           96
             12,100   * Coventry Health Care, Inc.                                                   678,205           23
             16,335     Danaher Corporation                                                        1,167,136           39
             11,220     Dominion Resources, Inc.                                                     995,999           34
              7,200     Dover Corporation                                                            351,432           12
             64,500   * E*TRADE Financial Corporation                                              1,368,690           46
             18,340     Eli Lilly & Company                                                          985,041           33
            203,200   * EMC Corporation                                                            2,814,320           95
             28,640     EOG Resources, Inc.                                                        2,043,177           69
              8,300     Exelon Corporation                                                           570,293           19
             59,000     ExxonMobil Corporation                                                     4,451,550          150
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        United States (continued)
             16,100     Federated Department Stores, Inc.                                           $725,305          $24
              9,750     Fluor Corporation                                                            874,770           29
              7,900     Franklin Resources, Inc.                                                     954,557           32
              3,100     Freeport-McMoRan Copper & Gold, Inc.                                         205,189            7
             22,100   * Genentech, Inc.                                                            1,814,852           61
             12,000     General Dynamics Corporation                                                 916,800           31
            111,000     General Electric Company                                                   3,924,960          132
              7,300     General Mills, Inc.                                                          425,006           14
             20,800   * Genzyme Corporation                                                        1,248,416           42
             69,240     GlobalSantaFe Corporation                                                  4,270,723          144
              6,400     Goldman Sachs Group, Inc.                                                  1,322,432           45
              4,510   * Google, Inc. - Class "A"                                                   2,066,302           70
             23,400     Graco, Inc.                                                                  916,344           31
             27,205     Halliburton Company                                                          863,487           29
             21,200   * Health Net, Inc.                                                           1,140,772           38
             36,460     Hewlett-Packard Company                                                    1,463,504           49
             16,400     International Business Machines Corporation                                1,545,864           52
              6,700     J.C. Penney Company, Inc.                                                    550,472           19
             29,500     Joy Global, Inc.                                                           1,265,550           43
             22,200   * Lam Research Corporation                                                   1,050,948           35
              6,000     Loews Corporation - Carolina Group                                           453,660           15
              9,300     Manpower, Inc.                                                               686,061           23
             59,800     Maxim Integrated Products, Inc.                                            1,758,120           59
             15,400     MDU Resources Group, Inc.                                                    442,596           15
             55,625     Medtronic, Inc.                                                            2,728,963           92
              8,500   * MEMC Electronic Materials, Inc.                                              514,930           17
             20,800     Merrill Lynch & Company, Inc.                                              1,698,736           57
             97,785     Microsoft Corporation                                                      2,725,268           92
             20,100   * NASDAQ Stock Market, Inc.                                                    591,141           20
             15,005     Newell Rubbermaid, Inc.                                                      466,505           16
              8,600     NIKE, Inc. - Class "B"                                                       913,836           31
             53,700   * Oracle Corporation                                                           973,581           33
             28,900     Patterson-UTI Energy, Inc.                                                   648,516           22
             10,200     Peabody Energy Corporation                                                   410,448           14
             14,900     PepsiCo, Inc.                                                                947,044           32
             40,600     PNC Financial Services Group, Inc.                                         2,921,982           98
             18,500     Precision Castparts Corporation                                            1,924,925           65
             20,100   * Priceline.com, Inc.                                                        1,070,526           36
             14,940     Procter & Gamble Company                                                     943,610           32
             16,710     QUALCOMM, Inc.                                                               712,849           24
             43,965     Schering-Plough Corporation                                                1,121,547           38
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        United States (continued)
              8,200     Simon Property Group, Inc. (REIT)                                           $912,250          $31
             16,800   * St. Jude Medical, Inc.                                                       631,848           21
             95,825     Staples, Inc.                                                              2,476,118           83
             35,100     State Street Corporation                                                   2,272,725           77
             14,100   * Terex Corporation                                                          1,011,816           34
              7,530     United Parcel Service, Inc. - Class "B"                                      527,853           18
             15,100     United Technologies Corporation                                              981,500           33
             38,600     UnitedHealth Group, Inc.                                                   2,044,642           69
             24,400   * Viacom, Inc. - Class "B"                                                   1,003,084           34
             34,900     W.R. Berkley Corporation                                                   1,155,888           39
             31,375     Wal-Mart Stores, Inc.                                                      1,473,056           50
             13,400   * Waters Corporation                                                           777,200           26
             15,735   * WellPoint, Inc.                                                            1,276,109           43
-------------------------------------------------------------------------------------------------------------------------
                                                                                                 127,519,133        4,298
-------------------------------------------------------------------------------------------------------------------------
                        Japan--9.1%
             60,900     Aisin Seiki Company, Ltd.                                                  2,130,146           72
             24,200     Astellas Pharma, Inc.                                                      1,041,169           35
             72,850     Canon, Inc.                                                                3,905,488          132
             85,000     Daihatsu Motor Company, Ltd.                                                 807,707           27
             20,200     Eisai Company, Ltd.                                                          966,589           33
             10,755     Eisai Company, Ltd. (ADR)                                                    514,636           17
            285,000   * Japan Airlines Corporation                                                   591,361           20
                746     Japan Tobacco, Inc.                                                        3,658,133          123
             45,000     Mitsubishi Estate Company, Ltd.                                            1,474,910           50
                177     Mitsubishi UFJ Financial Group, Inc.                                       1,990,128           67
             35,500     OMRON Corporation                                                            953,081           32
              3,600     ORIX Corporation                                                             936,015           32
              1,127     Rakuten, Inc.                                                                535,462           18
             93,000     Sompo Japan Insurance, Inc.                                                1,157,036           39
             53,400     Sony Corporation                                                           2,709,007           91
            134,000     Sumitomo Chemical Company, Ltd.                                            1,010,036           34
             18,200     TDK Corporation                                                            1,575,304           53
             32,400     Tokyo Electric Power Company, Inc.                                         1,105,840           37
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  27,062,048          912
-------------------------------------------------------------------------------------------------------------------------
                        France--5.4%
             21,793     Accor SA                                                                   2,075,358           70
             15,535   * Alstom                                                                     2,009,006           67
             56,099     Axa                                                                        2,370,223           80
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        France (continued)
             24,627     BNP Paribas SA                                                            $2,563,243          $86
             14,242     Essilor International SA                                                   1,630,409           55
             13,937     Iliad SA                                                                   1,445,776           49
             28,673     PSA Peugeot Citroen                                                        2,013,747           68
             20,345     Sanofi-Aventis (ADR)                                                         885,211           30
             49,720   * Silicon-On-Insulator Technologies                                          1,182,060           40
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  16,175,033          545
-------------------------------------------------------------------------------------------------------------------------
                        Germany--5.2%
             16,774     Continental AG                                                             2,160,080           73
             30,365     DaimlerChrysler AG - Registered                                            2,495,150           84
             12,626     Deutsche Boerse AG                                                         2,890,149           97
             52,597     Deutsche Telekom AG - Registered                                             866,079           29
            119,326   * Infineon Technologies AG                                                   1,852,084           62
             63,560   * KarstadtQuelle AG                                                          2,330,102           79
             25,605     Siemens AG                                                                 2,727,069           92
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  15,320,713          516
-------------------------------------------------------------------------------------------------------------------------
                        United Kingdom--5.0%
            220,152     Amvescap PLC                                                               2,418,066           82
            655,017     Old Mutual PLC                                                             2,108,234           71
             63,723     Reckitt Benckiser PLC                                                      3,307,072          111
            347,542     Tesco PLC                                                                  3,028,254          102
             78,773     Xstrata PLC                                                                4,035,600          136
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  14,897,226          502
-------------------------------------------------------------------------------------------------------------------------
                        Netherlands--4.1%
             89,000   * AerCap Holdings NV                                                         2,590,790           87
             81,645   * ASML Holding NV                                                            2,009,526           68
             37,731     ING Groep NV                                                               1,589,641           54
             89,867     Koninklijke (Royal) Philips Electronics NV                                 3,420,121          115
             51,674     Royal Numico NV                                                            2,655,822           89
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  12,265,900          413
-------------------------------------------------------------------------------------------------------------------------
                        Canada--4.0%
             49,400     Cameco Corporation                                                         2,022,436           68
             44,900     EnCana Corporation                                                         2,272,925           77
             59,100   * Nortel Networks Corporation                                                1,420,060           48
              3,060   * Research In Motion, Ltd.                                                     417,659           14
             14,900   * Research In Motion, Ltd.                                                   2,035,487           69
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Canada (continued)
            101,900     Talisman Energy, Inc.                                                     $1,790,416          $60
             37,400     Telus Corporation                                                          1,913,036           64
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  11,872,019          400
-------------------------------------------------------------------------------------------------------------------------
                        Switzerland--3.9%
             31,975     Credit Suisse Group--Registered                                            2,283,929           77
             23,049     Julius Baer Holding, Ltd. AG--Registered                                   3,130,344          105
             12,720     Nestle SA--Registered                                                      4,930,980          166
             19,300     UBS AG--Registered                                                         1,146,999           39
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  11,492,252          387
-------------------------------------------------------------------------------------------------------------------------
                        Brazil--2.9%
            133,800     All America Latina Logistica                                               1,633,589           55
            189,630     Companhia Vale do Rio Doce (ADR)                                           7,014,414          237
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   8,648,003          292
-------------------------------------------------------------------------------------------------------------------------
                        Italy--2.9%
            381,923     Intesa Sanpaolo SpA                                                        2,890,236           98
             24,995     Tod's SpA                                                                  2,173,001           73
            359,730     UniCredito Italiano SpA                                                    3,411,840          115
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   8,475,077          286
-------------------------------------------------------------------------------------------------------------------------
                        Hong Kong--2.7%
            726,000     Cathay Pacific Airways, Ltd.                                               1,846,995           62
             82,000     Dah Sing Financial Group                                                     715,667           24
            262,000     Hong Kong Exchanges & Clearing, Ltd.                                       2,553,194           86
            100,100   * Melco PBL Entertainment (Macau), Ltd. (ADR)                                1,615,614           55
            580,000     Shangri-La Asia, Ltd.                                                      1,435,480           48
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   8,166,950          275
-------------------------------------------------------------------------------------------------------------------------
                        Russia--1.9%
             44,650     Evraz Group SA (GDR)                                                       1,495,775           51
              9,400     LUKOIL (ADR)                                                                 812,160           27
             54,550     OAO Gazprom (ADR)                                                          2,285,645           77
             27,100   * TMK OAO (GDR) +                                                              910,560           31
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   5,504,140          186
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        China--1.8%
            584,000   * China Merchants Bank Company, Ltd.                                        $1,177,828          $40
            326,000     China Shenhua Energy Company, Ltd.                                           788,483           26
             18,700     Ctrip.com International, Ltd.                                              1,252,620           42
            458,000     Hopson Development Holdings, Ltd.                                          1,149,945           39
          1,300,000     Huaneng Power International, Inc.                                          1,131,267           38
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   5,500,143          185
-------------------------------------------------------------------------------------------------------------------------
                        Mexico--.9%
             21,800     America Movil SA de CV (ADR) - Series "L"                                  1,041,822           35
             54,900   * Grupo Aeroportuario del Centro Norte
                        SA de CV (ADR)                                                             1,488,339           50
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   2,530,161           85
-------------------------------------------------------------------------------------------------------------------------
                        South Africa--.8%
             77,500     Impala Platinum Holdings, Ltd.                                             2,436,508           82
-------------------------------------------------------------------------------------------------------------------------
                        Sweden--.8%
            104,600     Assa Abloy - Class "B"                                                     2,392,825           81
-------------------------------------------------------------------------------------------------------------------------
                        Ireland--.8%
             52,400   * Ryanair Holdings PLC (ADR)                                                 2,346,996           79
-------------------------------------------------------------------------------------------------------------------------
                        Egypt--.8%
             33,600     Orascom Telecom Holding SAE                                                2,284,800           77
-------------------------------------------------------------------------------------------------------------------------
                        South Korea--.5%
             35,060     Korea Electric Power Corporation                                           1,399,642           47
-------------------------------------------------------------------------------------------------------------------------
                        Singapore--.4%
            111,000     Singapore Airlines, Ltd.                                                   1,213,514           41
-------------------------------------------------------------------------------------------------------------------------
                        Taiwan--.4%
             54,832     Chunghwa Telecom Company, Ltd. (ADR)                                       1,092,253           37
-------------------------------------------------------------------------------------------------------------------------
                        Finland--.3%
             39,700     Nokia Oyj (ADR)                                                              909,924           31
-------------------------------------------------------------------------------------------------------------------------
                        India--.3%
             37,900     Satyam Computer Services, Ltd. (ADR)                                         860,330           29
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
          Shares or                                                                                              For Each
          Principal                                                                                            $10,000 of
             Amount    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Belgium--.3%
             14,221     UCB SA                                                                      $824,793          $28
-------------------------------------------------------------------------------------------------------------------------
                        Israel--.2%
             18,800     Teva Pharmaceutical Industries, Ltd. (ADR)                                   703,684           24
-------------------------------------------------------------------------------------------------------------------------
                        Australia--.2%
             19,000     Woodside Petroleum, Ltd. (ADR)                                               606,140           20
-------------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $250,145,143)                                                 292,500,207        9,858
-------------------------------------------------------------------------------------------------------------------------
                        REPURCHASE AGREEMENT--1.1%
            $3,285M     UBS Securities, 5.12%, dated 3/30/07, to be
                          repurchased at $3,286,402 on 4/2/07
                          (collaterized by U.S. Treasury Bonds,
                          6.375%, 8/15/27, valued at $3,352,184)
                          (cost $3,285,000)                                                        3,285,000          111
-------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $253,430,143)                                       99.7%       295,785,207        9,969
Other Assets, Less Liabilities                                                         .3            919,796           31
-------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%      $296,705,003      $10,000
=========================================================================================================================

* Non-income producing

+ Security exempt from registration under rule 144A of the Securities Act of 1933 (see Note 5).

Summary of Abbreviations:

ADR     American Depositary Receipts
GDR     Global Depositary Receipts
REIT    Real Estate Investment Trust

See notes to financial statements



Sector diversification of the portfolio was as follows:
------------------------------------------------------------------------------------------------------------
                                                                                    Percentage
Sector                                                                           of Net Assets         Value
------------------------------------------------------------------------------------------------------------
Diversified Financials                                                                    10.9%  $32,486,352
Energy                                                                                     9.2    27,309,511
Capital Goods                                                                              8.8    25,983,270
Technology Hardware & Equipment                                                            8.2    24,415,262
Materials                                                                                  5.5    16,197,522
Banks                                                                                      5.3    15,670,924
Food, Beverage & Tobacco                                                                   4.9    14,475,605
Software & Services                                                                        4.7    13,920,643
Pharmaceuticals, Biotechnology & Life Sciences                                             4.6    13,502,874
Insurance                                                                                  3.6    10,827,723
Health Care Equipment & Services                                                           3.6    10,721,843
Consumer Durables & Apparel                                                                3.6    10,594,710
Transportation                                                                             3.3     9,648,647
Automobiles & Components                                                                   3.2     9,606,830
Utilities                                                                                  3.2     9,358,437
Telecommunication Services                                                                 3.0     8,861,936
Semiconductors & Semiconductor Equipment                                                   2.8     8,367,668
Retailing                                                                                  2.6     7,687,985
Consumer Services                                                                          2.1     6,379,072
Household & Personal Products                                                              1.9     5,499,655
Food & Staples Retailing                                                                   1.4     4,501,310
Real Estate                                                                                1.2     3,537,105
Media                                                                                       .8     2,259,262
Commercial Services & Supplies                                                              .2       686,061
Repurchase Agreement                                                                       1.1     3,285,000
------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                                99.7   295,785,207
Other Assets, Less Liabilities                                                              .3       919,796
------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0% $296,705,003
============================================================================================================

See notes to financial statements


Fund Expenses
MID-CAP OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

                                               Beginning       Ending
                                                Account       Account      Expenses Paid
                                                 Value         Value       During Period
                                               (10/1/06)     (3/31/07)   (10/1/06-3/31/07)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                        $1,000.00      $1,128.88        $7.43
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,017.95        $7.04
-------------------------------------------------------------------------------------------
Expense Example - Class B Share
Actual                                        $1,000.00      $1,125.30       $11.13
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,014.46       $10.55
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.40% for Class A shares and 2.10% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           19.0%
Consumer Discretionary                               15.5%
Industrials                                          15.1%
Information Technology                               13.2%
Health Care                                           9.3%
Energy                                                7.8%
Materials                                             6.5%
Utilities                                             5.7%
Consumer Staples                                      3.9%
Telecommunication Services                            2.0%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

Portfolio of Investments
MID-CAP OPPORTUNITY FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        COMMON STOCKS--98.2%
                        Consumer Discretionary--15.5%
             61,400   * Aeropostale, Inc.                                                         $2,470,122          $47
            145,000     bebe stores, inc.                                                          2,520,100           48
             75,000     BorgWarner, Inc.                                                           5,656,500          108
             34,000   * Children's Place Retail Stores, Inc.                                       1,895,840           36
            102,000   * Coach, Inc.                                                                5,105,100           97
            180,000     Foot Locker, Inc.                                                          4,239,000           81
             48,000     Harman International Industries, Inc.                                      4,611,840           88
            300,000   * Morgans Hotel Group Company                                                6,303,000          120
            105,000     Movado Group, Inc.                                                         3,092,250           59
            215,000   * New York & Company, Inc.                                                   3,394,850           65
             29,000     Nordstrom, Inc.                                                            1,535,260           29
            111,000   * Office Depot, Inc.                                                         3,900,540           74
            110,000     Orient-Express Hotels, Ltd.                                                6,580,200          126
             50,000     Polo Ralph Lauren Corporation - Class "A"                                  4,407,500           84
            300,000   * Quiksilver, Inc.                                                           3,480,000           66
            107,500   * Red Robin Gourmet Burgers, Inc.                                            4,173,150           80
             90,000     Tiffany & Company                                                          4,093,200           78
            108,000     Tupperware Corporation                                                     2,692,440           51
            300,000   * Warnaco Group, Inc. - Class "A"                                            8,520,000          163
             95,000     Wolverine World Wide, Inc.                                                 2,714,150           52
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  81,385,042        1,552
-------------------------------------------------------------------------------------------------------------------------
                        Consumer Staples--3.9%
             50,000     Altria Group, Inc.                                                         4,390,500           84
            145,000   * Constellation Brands, Inc. - Class "A"                                     3,071,100           58
            130,000   * Dean Foods Company                                                         6,076,200          116
            185,000     Sara Lee Corporation                                                       3,130,200           60
            118,965     Tootsie Roll Industries, Inc.                                              3,565,381           68
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  20,233,381          386
-------------------------------------------------------------------------------------------------------------------------
                        Energy--7.8%
             97,500     Chesapeake Energy Corporation                                              3,010,800           58
             50,000     EOG Resources, Inc.                                                        3,567,000           68
             50,000     GlobalSantaFe Corporation                                                  3,084,000           59
             80,000   * Grant Prideco, Inc.                                                        3,987,200           76
             86,000     Hess Corporation                                                           4,770,420           91
            120,000     Patterson-UTI Energy, Inc.                                                 2,692,800           51
             77,500   * Swift Energy Company                                                       3,237,175           62
            200,000     Talisman Energy, Inc.                                                      3,512,000           67
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
MID-CAP OPPORTUNITY FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Energy (continued)
             47,000     Technip SA (ADR)                                                          $3,426,300          $65
             40,000   * Transocean, Inc.                                                           3,268,000           62
             70,000   * Weatherford International, Ltd.                                            3,157,000           60
             60,000     XTO Energy, Inc.                                                           3,288,600           63
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  41,001,295          782
-------------------------------------------------------------------------------------------------------------------------
                        Financials--19.0%
             70,000     A.G. Edwards, Inc.                                                         4,842,600           92
             52,500     Ambac Financial Group, Inc.                                                4,535,475           87
            133,000   * AmeriCredit Corporation                                                    3,040,380           58
            187,500     Aspen Insurance Holdings, Ltd.                                             4,914,375           94
             25,000     Bear Stearns Companies, Inc.                                               3,758,750           72
             44,500     Capital One Financial Corporation                                          3,357,970           64
             77,500     CIT Group, Inc.                                                            4,101,300           78
             72,500     City National Corporation                                                  5,336,000          102
            202,500     Colonial BancGroup, Inc.                                                   5,011,875           96
             60,500     DCT Industrial Trust, Inc. (REIT)                                            715,715           14
             98,000     Douglas Emmett, Inc. (REIT)                                                2,501,940           48
             30,000     Federal Realty Investment Trust (REIT)                                     2,718,600           52
             36,000   * Flagstone Reinsurance Holdings, Ltd.                                         485,280            9
              5,000     Fortress Investment Group - Class "A"                                        143,400            3
             52,000     General Growth Properties, Inc. (REIT)                                     3,357,640           64
             85,000     Health Care Property Investors, Inc. (REIT)                                3,062,550           58
            137,000     Hub International, Ltd.                                                    5,710,160          109
            117,000     Lazard, Ltd. - Class "A"                                                   5,871,060          112
            120,000   * NASDAQ Stock Market, Inc.                                                  3,529,200           67
            220,000     NewAlliance Bancshares, Inc.                                               3,566,200           68
             85,000     PMI Group, Inc.                                                            3,843,700           73
             95,000     Protective Life Corporation                                                4,183,800           80
             65,000     Radian Group, Inc.                                                         3,567,200           68
              1,000     SAFECO Corporation                                                            66,430            1
            215,000     Sovereign Bancorp, Inc.                                                    5,469,600          104
             92,500     Sunstone Hotel Investors, Inc. (REIT)                                      2,521,550           48
            180,000     Waddell & Reed Financial, Inc. - Class "A"                                 4,197,600           80
             63,500     Zions Bancorporation                                                       5,367,020          102
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  99,777,370        1,903
-------------------------------------------------------------------------------------------------------------------------
                        Health Care--9.3%
              5,000   * Allscripts Healthcare Solutions, Inc.                                        134,050            3
             48,000   * Barr Pharmaceuticals, Inc.                                                 2,224,800           43
             70,000     Beckman Coulter, Inc.                                                      4,472,300           85
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Health Care (continued)
            151,000   * Community Health Systems, Inc.                                            $5,322,750         $102
            165,000     DENTSPLY International, Inc.                                               5,403,750          103
            312,000   * Exelixis, Inc.                                                             3,101,280           59
             13,000   * Express Scripts, Inc.                                                      1,049,360           20
             70,000   * Gilead Sciences, Inc.                                                      5,355,000          102
             54,500   * Laboratory Corporation of America Holdings                                 3,958,335           76
             50,000     McKesson Corporation                                                       2,927,000           56
             67,500   * St. Jude Medical, Inc.                                                     2,538,675           48
            135,000   * Thermo Fisher Scientific, Inc.                                             6,311,250          120
            105,000   * Waters Corporation                                                         6,090,000          116
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  48,888,550          933
-------------------------------------------------------------------------------------------------------------------------
                        Industrials--15.1%
             70,000   * AMR Corporation                                                            2,131,500           41
            165,000     Chicago Bridge & Iron Company
                        NV - NY Shares                                                             5,073,750           97
             37,000     FedEx Corporation                                                          3,974,910           76
            162,500   * Gardner Denver, Inc.                                                       5,663,125          108
             37,000   * Genlyte Group, Inc.                                                        2,610,350           50
            120,000     Harsco Corporation                                                         5,383,200          103
            123,000     J.B. Hunt Transport Services, Inc.                                         3,227,520           61
             80,000     IDEX Corporation                                                           4,070,400           78
            216,000   * K&F Industries Holdings, Inc.                                              5,816,880          111
            205,500     Knoll, Inc.                                                                4,897,065           93
             38,000     L-3 Communications Holdings, Inc.                                          3,323,860           63
             70,000     Manpower, Inc.                                                             5,163,900           98
            100,500   * Mobile Mini, Inc.                                                          2,691,390           51
             67,500     Northrop Grumman Corporation                                               5,009,850           95
             22,500     Precision Castparts Corporation                                            2,341,125           45
            105,000     Regal-Beloit Corporation                                                   4,869,900           93
             90,000     Rolls-Royce Group PLC (ADR)                                                4,362,309           83
             76,500     Roper Industries, Inc.                                                     4,198,320           80
            120,000     Southwest Airlines Company                                                 1,764,000           34
            130,000   * Williams Scotsman International, Inc.                                      2,555,800           49
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  79,129,154        1,509
-------------------------------------------------------------------------------------------------------------------------
                        Information Technology--13.3%
            213,500   * BEA Systems, Inc.                                                          2,474,465           47
             55,000   * Cadence Design Systems, Inc.                                               1,158,300           22
             10,000   * Cognos, Inc.                                                                 393,900            8
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
MID-CAP OPPORTUNITY FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Information Technology (continued)
             80,000   * DST Systems, Inc.                                                         $6,016,000         $115
            187,500   * Electronics for Imaging, Inc.                                              4,396,875           84
             70,000     Fair Isaac Corporation                                                     2,707,600           52
            108,000     Harris Corporation                                                         5,502,600          105
            280,000   * Ingram Micro, Inc. - Class "A"                                             5,406,800          103
            110,000   * International Rectifier Corporation                                        4,203,100           80
            181,000     Intersil Corporation - Class "A"                                           4,794,690           92
            127,500   * Intuit, Inc.                                                               3,488,400           67
             85,000   * Lam Research Corporation                                                   4,023,900           77
             80,000   * MEMC Electronic Materials, Inc.                                            4,846,400           92
              1,000   * OpNext, Inc.                                                                  14,790           --
            380,000   * Silicon Image, Inc.                                                        3,100,800           59
            436,500   * Smart Modular Technologies (WWH), Inc.                                     5,582,835          107
            214,000   * Sybase, Inc.                                                               5,409,920          103
            110,000   * Varian Semiconductor Equipment Associates, Inc.                            5,871,800          112
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  69,393,175        1,325
-------------------------------------------------------------------------------------------------------------------------
                        Materials--6.5%
            115,000     Agrium, Inc.                                                               4,407,950           84
             37,000     Allegheny Technologies, Inc.                                               3,947,530           75
             51,000     Freeport-McMoRan Copper
                        & Gold, Inc. - Class "B"                                                   3,375,690           64
            135,000     Louisiana-Pacific Corporation                                              2,708,100           52
            100,000     Lubrizol Corporation                                                       5,153,000           97
             67,000     Praxair, Inc.                                                              4,218,320           81
            250,000     Sappi, Ltd. (ADR)                                                          3,902,500           74
            156,000     Sigma-Aldrich Corporation                                                  6,477,120          124
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  34,190,210          651
-------------------------------------------------------------------------------------------------------------------------
                        Telecommunication Services--2.1%
              5,000   * Aruba Networks, Inc.                                                          73,350            1
            200,000     Citizens Communications Company                                            2,990,000           58
            212,000   * NTELOS Holdings Corporation                                                4,074,640           78
            171,000   * Time Warner Telecom, Inc. - Class "A"                                      3,551,670           68
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  10,689,660          205
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
MID-CAP OPPORTUNITY FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
          Shares or                                                                                              For Each
          Principal                                                                                            $10,000 of
             Amount    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Utilities--5.7%
            105,000     AGL Resources, Inc.                                                       $4,485,600          $86
             88,000     California Water Service Group                                             3,372,160           64
            102,000     Consolidated Edison, Inc.                                                  5,208,120           99
            125,000     Equitable Resources, Inc.                                                  6,040,000          115
            125,000     SCANA Corporation                                                          5,396,250          103
            110,000     Wisconsin Energy Corporation                                               5,337,200          102
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  29,839,330          569
-------------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $377,692,510)                                                 514,527,167        9,815
-------------------------------------------------------------------------------------------------------------------------
                        SHORT-TERM CORPORATE NOTES--1.8%
                        General Electric Capital Corp.:
             $2,500M      5.22%, 4/5/07                                                            2,498,185           48
              2,600M      5.23%, 4/26/07                                                           2,590,153           49
              4,500M    Prudential Funding Corp., 5.22%, 4/16/07                                   4,489,559           85
-------------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $9,577,897)                                        9,577,897          182
-------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $387,270,407)                                     100.0%        524,105,064        9,997
Other Assets, Less Liabilities                                                        .0             162,758            3
-------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%       $524,267,822      $10,000
=========================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR  American Depositary Receipts
  REIT Real Estate Investment Trust

See notes to financial statements


Fund Expenses
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

                                              Beginning        Ending
                                                Account       Account     Expenses Paid
                                                 Value         Value      During Period
                                               (10/1/06)     (3/31/07)   (10/1/06-3/31/07)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                         $1,000.00      $1,128.04        $7.75
Hypothetical
  (5% annual return before expenses)           $1,000.00      $1,017.65        $7.34
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                         $1,000.00      $1,124.53        $11.44
Hypothetical
  (5% annual return before expenses)           $1,000.00      $1,014.16        $10.85
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.46% for Class A shares and 2.16% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Industrials                                          22.5%
Information Technology                               17.3%
Consumer Discretionary                               16.1%
Financials                                            9.5%
Consumer Staples                                      8.3%
Health Care                                           6.1%
Materials                                             5.6%
Telecommunication Services                            5.2%
Utilities                                             4.9%
Energy                                                2.6%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

Portfolio of Investments
SPECIAL SITUATIONS FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        COMMON STOCKS--98.2%
                        Consumer Discretionary--16.1%
            137,600     Brunswick Corporation                                                     $4,382,560         $145
             95,100     Catalina Marketing Corporation                                             3,003,258          100
            140,300     Dillard's, Inc. - Class "A"                                                4,592,019          152
            148,500     Jackson Hewitt Tax Service, Inc.                                           4,778,730          158
            263,600     Journal Communications, Inc.                                               3,455,796          114
             87,625     Media General, Inc. - Class "A"                                            3,343,770          111
            165,900   * Payless ShoeSource, Inc.                                                   5,507,880          182
            171,600   * Rent-A-Center, Inc.                                                        4,801,368          159
            130,400   * Scholastic Corporation                                                     4,055,440          134
            220,100     Tempur-Pedic International, Inc.                                           5,720,399          189
            592,300   * Visteon Corporation                                                        5,058,242          167
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  48,699,462        1,611
-------------------------------------------------------------------------------------------------------------------------
                        Consumer Staples--8.3%
            106,550     Church & Dwight Company, Inc.                                              5,364,792          177
            176,600     Flower Foods, Inc.                                                         5,328,022          176
            128,900     Hormel Foods Corporation                                                   4,793,791          159
            112,800     Lancaster Colony Corporation                                               4,984,632          165
            153,319     Tootsie Roll Industries, Inc.                                              4,594,958          152
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  25,066,195          829
-------------------------------------------------------------------------------------------------------------------------
                        Energy--2.6%
            488,000   * Parker Drilling Company                                                    4,582,320          152
             82,500   * Whiting Petroleum Corporation                                              3,251,325          107
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   7,833,645          259
-------------------------------------------------------------------------------------------------------------------------
                        Financials--9.5%
             15,402   * Alleghany Corporation                                                      5,754,187          191
            168,900     Arthur J. Gallagher & Company                                              4,784,937          158
            221,800     FirstMerit Corporation                                                     4,682,198          155
            137,500     Harleysville Group, Inc.                                                   4,467,375          148
            328,900     Phoenix Companies, Inc.                                                    4,565,132          151
            107,700     Wilmington Trust Corporation                                               4,541,709          150
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  28,795,538          953
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Health Care--6.1%
             82,400     Hillenbrand Industries, Inc.                                              $4,892,088         $162
            126,900   * Lincare Holdings, Inc.                                                     4,650,885          154
            102,200   * Magellan Health Services, Inc.                                             4,292,400          142
             98,200     West Pharmaceutical Services, Inc.                                         4,559,426          150
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  18,394,799          608
-------------------------------------------------------------------------------------------------------------------------
                        Industrials--22.6%
            120,000     Carlisle Companies, Inc.                                                   5,151,600          171
            184,900     CLARCOR, Inc.                                                              5,879,820          195
            140,200     Curtiss-Wright Corporation                                                 5,403,308          179
            159,400     Deluxe Corporation                                                         5,344,682          177
            108,300     HNI Corporation                                                            4,974,219          165
            114,900     John H. Harland Company                                                    5,886,327          195
            166,300   * Kansas City Southern, Inc.                                                 5,916,954          196
            290,800   * Labor Ready, Inc.                                                          5,522,292          183
            320,900     Mueller Water Products, Inc. - Class "B"                                   4,296,851          142
             94,600   * NCI Building Systems, Inc.                                                 4,516,204          149
            152,600     Pentair, Inc.                                                              4,755,016          157
             86,700     United Industrial Corporation                                              4,785,840          158
            137,600     Woodward Governor Company                                                  5,664,992          188
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  68,098,105        2,255
-------------------------------------------------------------------------------------------------------------------------
                        Information Technology--17.3%
            160,850   * Avnet, Inc.                                                                5,813,119          192
            309,700     AVX Corporation                                                            4,707,440          156
            146,200   * Cabot Microelectronics Corporation                                         4,899,162          162
             73,400     CDW Corporation                                                            4,508,962          149
            212,900   * Checkpoint Systems, Inc.                                                   5,037,214          167
            220,000   * Convergys Corporation                                                      5,590,200          185
            102,100     Imation Corporation                                                        4,122,798          136
            151,600     MoneyGram International, Inc.                                              4,208,416          139
             92,800   * Rogers Corporation                                                         4,115,680          136
            269,400   * Tyler Technologies, Inc.                                                   3,421,380          113
            107,900   * Varian Semiconductor Equipment Associates, Inc.                            5,759,702          191
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  52,184,073        1,726
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
          Shares or                                                                                              For Each
          Principal                                                                                            $10,000 of
             Amount    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Materials--5.6%
             79,700     AptarGroup, Inc.                                                          $5,334,321         $176
            203,400     Commercial Metals Company                                                  6,376,590          211
            117,400     Eagle Materials, Inc.                                                      5,239,562          173
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  16,950,473          560
-------------------------------------------------------------------------------------------------------------------------
                        Telecommunication Services--5.2%
            544,400   * Premiere Global Services, Inc.                                             6,108,168          202
            107,775     Telephone & Data Systems, Inc. - Special Shares                            6,024,623          199
            184,700     USA Mobility, Inc.                                                         3,681,071          122
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  15,813,862          523
-------------------------------------------------------------------------------------------------------------------------
                        Utilities--4.9%
            261,800     CMS Energy Corporation                                                     4,660,040          154
            640,400   * Dynegy, Inc. - Class "A"                                                   5,930,104          196
            176,800     Energy East Corporation                                                    4,306,848          143
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  14,896,992          493
-------------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $245,130,575)                                                 296,733,144        9,817
-------------------------------------------------------------------------------------------------------------------------
                        SHORT-TERM CORPORATE NOTES--1.8%
            $5,500M     Rabobank USA Financial Corp., 5.2%, 4/2/07
                          (cost $5,498,411)                                                        5,498,411          182
-------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $250,628,986)                                     100.0%        302,231,555        9,999
Other Assets, Less Liabilities                                                        .0              35,322            1
-------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                         100.0%       $302,266,877      $10,000
=========================================================================================================================

* Non-income producing

See notes to financial statements


Fund Expenses
FOCUSED EQUITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

                                               Beginning       Ending
                                                Account       Account     Expenses Paid
                                                 Value         Value      During Period
                                               (10/1/06)     (3/31/07)   (10/1/06-3/31/07)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                        $1,000.00      $1,054.94        $8.71
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,016.45        $8.55
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                        $1,000.00      $1,050.80       $12.27
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,012.96       $12.04
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.70% for Class A shares and 2.40% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Information Technology                               22.0%
Financials                                           17.5%
Health Care                                          15.3%
Industrials                                          13.0%
Energy                                                9.0%
Consumer Staples                                      7.6%
Consumer Discretionary                                6.6%
Utilities                                             3.8%
Telecommunication Services                            1.6%
Materials                                             1.5%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

Portfolio of Investments
FOCUSED EQUITY FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        COMMON STOCKS--97.8%
                        Consumer Discretionary--6.5%
             19,995     CBS Corporation - Class "B"                                                 $611,647         $122
             13,300     Federated Department Stores, Inc.                                            599,165          119
             38,700     Staples, Inc.                                                              1,000,008          199
             26,250   * Viacom, Inc. - Class "B"                                                   1,079,138          215
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   3,289,958          655
-------------------------------------------------------------------------------------------------------------------------
                        Consumer Staples--7.6%
             11,000     Altria Group, Inc.                                                           965,910          192
             20,100     PepsiCo, Inc.                                                              1,277,556          254
             13,400     Procter & Gamble Company                                                     846,344          169
             15,630     Wal-Mart Stores, Inc.                                                        733,829          146
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   3,823,639          761
-------------------------------------------------------------------------------------------------------------------------
                        Energy--9.0%
             22,225     ConocoPhillips                                                             1,519,079          302
             17,800     GlobalSantaFe Corporation                                                  1,097,904          219
             32,840     Halliburton Company                                                        1,042,342          207
             14,400     Noble Energy, Inc.                                                           858,960          171
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   4,518,285          899
-------------------------------------------------------------------------------------------------------------------------
                        Financials--17.5%
             22,200     ACE, Ltd.                                                                  1,266,732          252
             32,200     Bank of America Corporation                                                1,642,844          327
             31,540     Citigroup, Inc.                                                            1,619,264          322
             13,700     Merrill Lynch & Company, Inc.                                              1,118,879          223
             12,100     PNC Financial Services Group, Inc.                                           870,837          173
             18,800     State Street Corporation                                                   1,217,300          242
             17,600     UBS AG                                                                     1,045,968          208
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   8,781,824        1,747
-------------------------------------------------------------------------------------------------------------------------
                        Health Care--15.3%
             13,500     Abbott Laboratories                                                          753,300          150
              7,000   * Amgen, Inc.                                                                  391,160           78
             17,475     Eli Lilly & Company                                                          938,582          187
             12,100   * Genentech, Inc.                                                              993,652          197
             24,725     Medtronic, Inc.                                                            1,213,009          241
             42,920     Schering-Plough Corporation                                                1,094,889          218
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FOCUSED EQUITY FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Health Care (continued)
             24,700     Teva Pharmaceutical Industries, Ltd. (ADR)                                  $924,521         $184
             16,900   * WellPoint, Inc.                                                            1,370,590          273
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   7,679,703        1,528
-------------------------------------------------------------------------------------------------------------------------
                        Industrials--13.0%
             11,000     Boeing Company                                                               978,010          195
             12,600     Caterpillar, Inc.                                                            844,578          168
              8,700     Fluor Corporation                                                            780,564          155
             11,800     General Dynamics Corporation                                                 901,520          179
             45,200     General Electric Company                                                   1,598,272          318
              7,280     United Parcel Service, Inc. - Class "B"                                      510,328          102
             14,200     United Technologies Corporation                                              923,000          184
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   6,536,272        1,301
-------------------------------------------------------------------------------------------------------------------------
                        Information Technology--22.0%
             30,200     Accenture, Ltd. - Class "A"                                                1,163,908          232
             23,200   * Adobe Systems, Inc.                                                          967,440          192
             38,000   * Cisco Systems, Inc.                                                          970,140          193
             42,080   * Corning, Inc.                                                                956,899          190
             84,800   * EMC Corporation                                                            1,174,480          234
              2,215   * Google, Inc. - Class "A"                                                   1,014,824          202
             13,300     Hewlett-Packard Company                                                      533,862          106
             31,200     Maxim Integrated Products, Inc.                                              917,280          183
             37,545     Microsoft Corporation                                                      1,046,379          208
             39,300   * Oracle Corporation                                                           712,509          142
             16,270     QUALCOMM, Inc.                                                               694,078          138
              6,500   * Research In Motion, Ltd.                                                     887,185          177
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  11,038,984        2,197
-------------------------------------------------------------------------------------------------------------------------
                        Materials--1.5%
             20,600     Companhia Vale do Rio Doce (ADR)                                             761,994          152
-------------------------------------------------------------------------------------------------------------------------
                        Telecommunication Services--1.6%
             20,900     AT&T, Inc.                                                                   824,087          164
-------------------------------------------------------------------------------------------------------------------------
                        Utilities--3.8%
             19,500     American Electric Power Company, Inc.                                        950,625          189
             10,890     Dominion Resources, Inc.                                                     966,705          192
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   1,917,330          381
-------------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $41,800,686)                                                   49,172,076        9,785
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        REPURCHASE AGREEMENT--1.9%
              $932M     UBS Securities, 5.12%, dated 3/30/07, to be
                          repurchased at $932,398 on 4/2/07 (collateralized
                          by U.S. Treasury Bonds, 6.375%, 8/15/27,
                          valued at $951,972) (cost $932,000)                                       $932,000         $185
-------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $42,732,686)                                         99.7%       50,104,076        9,970
Other Assets, Less Liabilities                                                          .3           148,490           30
-------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%      $50,252,566      $10,000
=========================================================================================================================

* Non-income producing

  Summary of Abbreviations:
  ADR  American Depositary Receipts

See notes to financial statements


Fund Expenses
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

                                               Beginning       Ending
                                                Account       Account     Expenses Paid
                                                 Value         Value      During Period
                                               (10/1/06)     (3/31/07)   (10/1/06-3/31/07)*
-------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                        $1,000.00      $1,118.15       $13.20
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,012.46       $12.54
-------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                        $1,000.00      $1,113.59       $16.86
Hypothetical
  (5% annual return before expenses)          $1,000.00      $1,008.97       $16.03
-------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 2.50% for Class A shares and 3.20% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN COUNTRIES

United Kingdom                                       25.1%
Switzerland                                          13.8%
Spain                                                 7.9%
India                                                 7.6%
Australia                                             7.3%
Ireland                                               6.6%
Japan                                                 6.4%
Mexico                                                5.4%
Belgium                                               4.4%
France                                                2.7%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

Portfolio of Investments
INTERNATIONAL FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        COMMON STOCKS--87.4%
                        United Kingdom--23.3%
             94,945     British American Tobacco PLC                                              $2,959,059         $509
             79,470     Diageo PLC                                                                 1,604,675          276
             37,681     Imperial Tobacco Group PLC                                                 1,681,363          290
             58,465     Northern Rock PLC                                                          1,312,983          226
             22,845     Reckitt Benckiser PLC                                                      1,185,601          204
             45,600     Rolls-Royce Group PLC                                                        442,048           76
             34,196     Royal Bank of Scotland Group PLC                                           1,330,683          229
            343,225     Tesco PLC                                                                  2,990,639          515
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  13,507,051        2,325
-------------------------------------------------------------------------------------------------------------------------
                        Switzerland--12.5%
             18,457     Kuehne & Nagel International AG--Registered                                1,511,121          260
                161     Lindt & Spruengli AG                                                         420,436           72
              3,875     Nestle SA--Registered                                                      1,502,166          259
              2,900     Novartis AG--Registered                                                      165,572           28
             29,200     Novartis AG (ADR)                                                          1,595,196          275
             11,850     Roche Holding AG--Genusscheine                                             2,086,951          359
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   7,281,442        1,253
-------------------------------------------------------------------------------------------------------------------------
                        Spain--7.3%
            109,050     Banco Bilbao Vizcaya Argentaria SA                                         2,668,076          459
             35,075     Enagas                                                                       902,986          156
             14,880     Red Electrica de Espana                                                      698,611          120
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   4,269,673          735
-------------------------------------------------------------------------------------------------------------------------
                        Australia--6.8%
             63,478     Aristocrat Leisure, Ltd.                                                     841,006          145
             46,365     Australia & New Zealand Banking Group, Ltd.                                1,112,445          191
             53,547     Westfield Group                                                              889,818          153
             50,158     Woolworths, Ltd.                                                           1,101,746          190
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   3,945,015          679
-------------------------------------------------------------------------------------------------------------------------
                        Ireland--6.1%
             24,020     Allied Irish Banks PLC                                                       709,828          122
            133,035     Anglo Irish Bank Corporation PLC                                           2,833,433          488
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   3,543,261          610
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
                                                                                                               $10,000 of
             Shares    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Japan--5.9%
             11,350     Daito Trust Construction Company, Ltd.                                      $533,496          $92
             39,650     Millea Holdings, Inc.                                                      1,464,103          252
             22,650     Toyota Motor Corporation                                                   1,448,296          249
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   3,445,895          593
-------------------------------------------------------------------------------------------------------------------------
                        Mexico--5.0%
             93,533     America Movil SAB de CV - Series "L"                                         223,820           39
             30,305     America Movil SAB de CV (ADR) - Series "L"                                 1,448,276          249
            242,600     Grupo Modelo SA de CV - Series "C"                                         1,245,882          214
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   2,917,978          502
-------------------------------------------------------------------------------------------------------------------------
                        Belgium--4.0%
              3,675     Colruyt NV                                                                   838,045          144
             20,875     InBev NV                                                                   1,501,928          259
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   2,339,973          403
-------------------------------------------------------------------------------------------------------------------------
                        France--2.5%
             16,350     M6 Metropole Television                                                      596,777          103
             12,350     Total SA                                                                     862,263          148
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   1,459,040          251
-------------------------------------------------------------------------------------------------------------------------
                        Norway--2.4%
             19,900     Orkla ASA                                                                  1,396,954          240
-------------------------------------------------------------------------------------------------------------------------
                        Brazil--2.4%
             20,235     Banco Itau Holding Financeira SA (ADR)                                       704,583          121
             33,525     Souza Cruz SA                                                                680,004          117
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   1,384,587          238
-------------------------------------------------------------------------------------------------------------------------
                        India--2.1%
             18,675     HDFC Bank, Ltd. (ADR)                                                      1,203,604          207
-------------------------------------------------------------------------------------------------------------------------
                        South Korea--2.0%
              9,060     KT&G Corporation                                                             592,377          102
             14,135     S1 Corporation                                                               568,045           98
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   1,160,422          200
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
            Shares,                                                                                              For Each
           Warrants                                                                                            $10,000 of
         or Options    Security                                                                        Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Netherlands--2.0%
             25,190     TNT NV                                                                    $1,151,142         $198
-------------------------------------------------------------------------------------------------------------------------
                        South Africa--1.7%
             38,720     Remgro, Ltd.                                                                 966,332          166
-------------------------------------------------------------------------------------------------------------------------
                        Taiwan--1.2%
             65,245     Taiwan Semiconductor Manufacturing
                        Company, Ltd. (ADR)                                                          701,384          121
-------------------------------------------------------------------------------------------------------------------------
                        Singapore--.2%
              4,400     Jardine Matheson Holdings, Ltd.                                               92,840           16
-------------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $46,242,530)                                                   50,766,593        8,737
-------------------------------------------------------------------------------------------------------------------------
                        WARRANTS--5.0%
                        India
             95,785   * Bharti Tele-Ventures, Ltd. (expiring 5/31/10) +                            1,683,421          290
             20,056   * HDFC Bank, Ltd. (expiring 6/28/10) +                                         440,269           76
             22,200   * Housing Development Finance Corp.
                          (expiring 5/25/09) +                                                       776,534          133
-------------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $2,614,522)                                                          2,900,224          499
-------------------------------------------------------------------------------------------------------------------------
                      OPTIONS--.2%
                      Switzerland
                 28   * Novartis AG--Registered  (exercise price 50 CHF,
                          expiring 12/18/09)                                                          49,816            9
                 13   * Roche Holding AG--Genusscheine  (exercise price
                          160 CHF, expiring 12/18/09)                                                 69,494           12
-------------------------------------------------------------------------------------------------------------------------
Total Value of Options (cost $121,004)                                                               119,310           21
-------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $48,978,056)                                         92.6%       53,786,127        9,257
Other Assets, Less Liabilities                                                         7.4         4,315,261          743
-------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%      $58,101,388      $10,000
=========================================================================================================================

* Non-income producing

+ Securities valued at Fair Value (see Note 1A)

  Summary of Abbreviations:
  ADR   American Depositary Receipts

See notes to financial statements


Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2007

Sector diversification of the portfolio was as follows:
---------------------------------------------------------------------------------------------------------------
                                                                                       Percentage
Sector                                                                               of Net Assets        Value
---------------------------------------------------------------------------------------------------------------
Banks                                                                                     21.2%     $12,315,904
Food, Beverage & Tobacco                                                                  21.0       12,187,890
Food & Staples Retailing                                                                   8.5        4,930,430
Pharmaceuticals, Biotechnology & Life Sciences                                             6.8        3,967,029
Telecommunication Services                                                                 5.8        3,355,517
Transportation                                                                             4.6        2,662,263
Capital Goods                                                                              3.2        1,839,002
Diversified Financials                                                                     3.2        1,835,706
Utilities                                                                                  2.8        1,601,597
Insurance                                                                                  2.5        1,464,103
Automobiles & Components                                                                   2.5        1,448,296
Household & Personal Products                                                              2.0        1,185,601
Real Estate                                                                                1.5          889,818
Energy                                                                                     1.5          862,263
Consumer Services                                                                          1.4          841,006
Semiconductors & Semiconductor Equipment                                                   1.2          701,384
Media                                                                                      1.0          596,777
Commercial Services & Supply                                                               1.0          568,045
Consumer Durables & Apparel                                                                 .9          533,496
---------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                                92.6       53,786,127
Other Assets, Less Liabilities                                                             7.4        4,315,261
---------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%     $58,101,388
===============================================================================================================

See notes to financial statements


This page intentionally left blank.

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2007


---------------------------------------------------------------------------------------------------------------------------
                                                   TOTAL                                          GROWTH &           SELECT
                                                  RETURN           VALUE      BLUE CHIP             INCOME           GROWTH
---------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                       $318,426,914     $312,162,042    $341,453,941     $617,687,675      $197,242,439
                                         ==============   ==============   ==============   ==============   ==============
  At value (Note 1A)                       $375,737,599     $414,538,508    $495,350,266      $826,271,345     $227,726,673
Cash                                            336,240          291,186         273,259           651,650          100,523
Receivables:
  Investment securities sold                    463,438               --               --        1,733,150        1,472,152
  Dividends and interest                      1,585,960          660,282          616,712          721,240          172,704
  Shares sold                                   557,882        1,241,610          645,768        1,647,522          401,047
Other assets                                     45,344           47,017           62,186           95,648           29,555
                                         --------------   --------------   --------------   --------------   --------------
Total Assets                                378,726,463      416,778,603      496,948,191      831,120,555      229,902,654
                                         --------------   --------------   --------------   --------------   --------------
Liabilities
Payables:
  Investment securities purchased             5,627,958          703,866               --        3,155,851        2,052,221
  Shares redeemed                               703,012          758,714          959,434        2,033,065          511,480
  Dividends payable                              24,291           18,874            5,973            5,216               --
Accrued advisory fees                           225,424          249,307          298,728          478,409          138,860
Accrued shareholder
servicing costs                                  93,734           98,988          151,023          204,429           71,604
Accrued expenses                                 35,668           19,298           23,582           26,769           10,709
                                         --------------   --------------   --------------   --------------   --------------
Total Liabilities                             6,710,087        1,849,047        1,438,740        5,903,739        2,784,874
                                         --------------   --------------   --------------   --------------   --------------
Net Assets                                 $372,016,376     $414,929,556     $495,509,451     $825,216,816     $227,117,780
                                         ==============   ==============   ==============   ==============   ==============
Net Assets Consist of:
Capital paid in                            $311,915,542     $344,616,060     $434,482,631     $615,139,587     $193,345,722
Undistributed net investment
income (loss)                                   879,761        1,084,143          849,348        1,089,967        (676,912)
Accumulated net realized gain
(loss) on investments                         1,910,388      (33,147,113)     (93,718,853)         403,592        3,964,736
Net unrealized appreciation in
value of investments                         57,310,685      102,376,466      153,896,325      208,583,670       30,484,234
                                         --------------   --------------   --------------   --------------   --------------
Total                                      $372,016,376     $414,929,556     $495,509,451     $825,216,816     $227,117,780
                                         ==============   ==============   ==============   ==============   ==============
Net Assets:
  Class A                                  $335,772,726     $386,186,050     $453,678,674     $754,134,394     $203,861,537
  Class B                                   $36,243,650      $28,743,506      $41,830,777      $71,082,422      $23,256,243
Shares outstanding (Note 5):
  Class A                                    21,761,299       48,328,593       19,199,874       46,958,570       22,547,142
  Class B                                     2,384,252        3,654,444        1,899,077        4,658,679        2,699,524
Net asset value and redemption price
  per share - Class A                            $15.43            $7.99           $23.63           $16.06            $9.04
                                         ==============   ==============   ==============   ==============   ==============
Maximum offering price per
share - Class A
  (Net asset value/.9425)*                       $16.37            $8.48           $25.07           $17.04            $9.59
                                         ==============   ==============   ==============   ==============   ==============
Net asset value and offering price
  per share - Class B (Note 5)                   $15.20            $7.87           $22.03           $15.26            $8.61
                                         ==============   ==============   ==============   ==============   ==============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements


Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2007
---------------------------------------------------------------------------------------------------------------------------
                                                                 MID-CAP           SPECIAL         FOCUSED
                                                 GLOBAL      OPPORTUNITY        SITUATIONS          EQUITY    INTERNATIONAL
----------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                       $253,430,143     $387,270,407     $250,628,986      $42,732,686      $48,978,056
                                         ==============   ==============   ==============   ==============   ==============
  At value (Note 1A)                       $295,785,207     $524,105,064     $302,231,555      $50,104,076      $53,786,127
Cash                                             60,009          406,915          115,230          102,423        3,418,573
Receivables:
  Investment securities sold                  2,037,529        1,745,706               --          282,993          245,324
  Dividends and interest                        536,482          369,385          103,916           60,278          228,433
  Shares sold                                   325,616          712,257          771,491          116,949          940,018
  Forward currency contracts
(Note 4)                                            998               --               --               --               --
Other assets                                     56,186           62,956           35,291            7,303            2,742
                                         --------------   --------------   --------------   --------------   --------------
Total Assets                                298,802,027      527,402,283      303,257,483       50,674,022       58,621,217
                                         --------------   --------------   --------------   --------------   --------------
Liabilities
Payables:
  Investment securities purchased             1,149,590        1,374,414               --          151,744          105,640
  Shares redeemed                               561,578        1,257,922          697,121          203,245           64,096
  Foreign exchange contracts (Note 4)                --               --               --               --          235,468
Accrued advisory fees                           234,724          311,680          183,665           30,837           56,852
Accrued shareholder
servicing costs                                 102,393          156,099           93,267           24,602           34,516
Accrued expenses                                 48,739           34,346           16,553           11,028           23,257
                                         --------------   --------------   --------------   --------------   --------------
Total Liabilities                             2,097,024        3,134,461          990,606          421,456          519,829
                                         --------------   --------------   --------------   --------------   --------------
Net Assets                                 $296,705,003     $524,267,822     $302,266,877      $50,252,566      $58,101,388
                                         ==============   ==============   ==============   ==============   ==============
Net Assets Consist of:
Capital paid in                            $235,242,435     $359,106,309     $246,452,551      $62,837,669      $54,014,674
Undistributed net investment
income (loss)                                (2,629,148)       1,230,802         (449,037)         (41,054)        (279,788)
Accumulated net realized gain
  (loss) on investments and foreign
  currency transactions                      21,728,086       27,096,054        4,660,794      (19,915,439)        (210,014)
Net unrealized appreciation in
  value of investments and foreign
  currency transactions                      42,363,630      136,834,657       51,602,569        7,371,390        4,576,516
                                         --------------   --------------   --------------   --------------   --------------
Total                                      $296,705,003     $524,267,822     $302,266,877      $50,252,566      $58,101,388
                                         ==============   ==============   ==============   ==============   ==============
Net Assets:
  Class A                                  $282,992,652     $471,675,444     $283,753,741      $43,392,065      $55,353,434
  Class B                                   $13,712,351      $52,592,378      $18,513,136       $6,860,501       $2,747,954
Shares outstanding (Note 5):
  Class A                                    36,738,787       15,550,728       12,051,807        4,520,353        4,653,216
  Class B                                     1,961,885        1,912,024          874,963          753,953          232,168
Net asset value and redemption
  price per share - Class A                       $7.70           $30.33           $23.54            $9.60           $11.90
                                         ==============   ==============   ==============   ==============   ==============
Maximum offering price per share -
  Class A (Net asset value/.9425)*                $8.17           $32.18           $24.98           $10.19           $12.63
                                         ==============   ==============   ==============   ==============   ==============
Net asset value and offering
  price per share - Class B (Note 5)              $6.99           $27.51           $21.16            $9.10           $11.84
                                         ==============   ==============   ==============   ==============   ==============

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements


Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2007
----------------------------------------------------------------------------------------------------------------------------
                                                 TOTAL                                            GROWTH &            SELECT
                                                RETURN             VALUE        BLUE CHIP           INCOME            GROWTH
----------------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividends                                  $2,250,584(a)    $4,389,913(b)    $4,881,211(c)    $8,079,236(d)       $868,800(e)
  Interest                                    4,016,126          886,816          142,334           21,268           207,183
                                         --------------   --------------   --------------   --------------   ---------------
Total income                                  6,266,710        5,276,729        5,023,545        8,100,504         1,075,983
                                         --------------   --------------   --------------   --------------   ---------------
Expenses (Notes 1 and 3):
  Advisory fees                               1,351,537        1,469,906        1,837,774        2,856,969           854,117
  Distribution plan expenses -
  Class A                                       489,916          550,729          681,285        1,084,134           305,893
  Distribution plan expenses -
  Class B                                       181,754          143,445          219,903          363,703           119,181
  Shareholder servicing costs                   403,182          458,881          713,245        1,008,888           394,441
  Professional fees                              23,788           23,888           44,759           37,861             7,300
  Custodian fees                                 21,004           13,116           16,141           25,611             6,926
  Registration fees                              38,571           29,740           31,766           35,830            21,038
  Reports to shareholders                        17,133           19,083           35,755           39,290            17,857
  Trustees' fees                                  8,357            9,057           11,404           18,163             5,223
  Other expenses                                 38,541           36,410           49,936           69,716            23,726
                                         --------------   --------------   --------------   --------------   ---------------
Total expenses                                2,573,783        2,754,255        3,641,968        5,540,165         1,755,702
Less: Expenses paid indirectly                  (10,744)         (14,191)         (13,984)          (6,020)           (2,807)
                                         --------------   --------------   --------------   --------------   ---------------
Net expenses                                  2,563,039        2,740,064        3,627,984        5,534,145         1,752,895
                                         --------------   --------------   --------------   --------------   ---------------
Net investment income (loss)                  3,703,671        2,536,665        1,395,561        2,566,359          (676,912)
                                         --------------   --------------   --------------   --------------   ---------------
Realized and Unrealized Gain
(Loss) on Investments
(Note 2):
Net realized gain on investments              6,272,180        2,334,438        5,753,317       14,546,280         5,189,684
Net unrealized appreciation
of investments                               16,407,589       27,120,793       19,338,551       64,978,949         8,688,115
                                         --------------   --------------   --------------   --------------   ---------------
Net gain on investments                      22,679,769       29,455,231       25,091,868       79,525,229        13,877,799
                                         --------------   --------------   --------------   --------------   ---------------
Net Increase in Net Assets Resulting
from Operations                             $26,383,440      $31,991,896      $26,487,429      $82,091,588       $13,200,887
                                         ==============   ==============   ==============   ==============   ===============
(a) Net of $844 foreign taxes withheld
(b) Net of $15,779 foreign taxes withheld
(c) Net of $14,824 foreign taxes withheld
(d) Net of $3,103 foreign taxes withheld
(e) Net of $5,386 foreign taxes withheld

See notes to financial statements


Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2007
---------------------------------------------------------------------------------------------------------------------------
                                                                 MID-CAP          SPECIAL          FOCUSED
                                                 GLOBAL      OPPORTUNITY       SITUATIONS           EQUITY    INTERNATIONAL
---------------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividends                                  $1,570,058(f)    $4,773,801(g)    $1,504,388         $402,750(h)      $423,993(i)
  Interest                                      165,742          210,852          216,682           23,680           79,876
                                         --------------   --------------   --------------   --------------   --------------
Total income                                  1,735,800        4,984,653        1,721,070          426,430          503,869
                                         --------------   --------------   --------------   --------------   --------------
Expenses (Notes 1 and 3):
  Advisory fees                               1,417,503        1,881,406        1,335,577          195,233          186,183
  Distribution plan expenses -
  Class A                                       413,131          686,965          406,452           66,993           54,062
  Distribution plan expenses -
  Class B                                        69,362          263,658           93,509           36,999            9,735
  Shareholder servicing costs                   436,426          755,418          486,847          120,600          159,769
  Professional fees                              50,835           27,215           20,157            7,610           14,282
  Custodian fees                                 91,451           23,913           11,846            3,709           43,769
  Registration fees                              20,242           34,821           20,100           22,722           59,604
  Reports to shareholders                        16,845           27,720           19,117            5,373            8,465
  Trustees' fees                                  6,931           11,652            6,571            1,197              871
  Other expenses                                 43,347           55,199           25,575            7,490            2,740
                                         --------------   --------------   --------------   --------------   --------------
Total expenses                                2,566,073        3,767,967        2,425,751          467,926          539,480
                                         --------------   --------------   --------------   --------------   --------------
Less: Expenses waived                                --               --         (249,315)              --          (58,815)
      Expenses paid indirectly                     (700)         (14,116)          (6,329)            (442)            (112)
                                         --------------   --------------   --------------   --------------   --------------
Net expenses                                  2,565,373        3,753,851        2,170,107          467,484          480,553
                                         --------------   --------------   --------------   --------------   --------------
Net investment income (loss)                   (829,573)       1,230,802         (449,037)         (41,054)          23,316
                                         --------------   --------------   --------------   --------------   --------------
Realized and Unrealized Gain
(Loss) on Investments
  and Foreign Currency Transactions
(Note 2):
Net realized gain (loss) on:
  Investments                                27,757,892       32,815,933       18,484,307         1,566,316        (175,648)
  Foreign currency transactions                 (20,551)              --               --                --         (29,719)
                                         --------------   --------------   --------------   --------------   --------------
Net realized gain (loss) on investments
  and foreign currency transactions         27,737,341       32,815,933       18,484,307        1,566,316          (205,367)
                                         --------------   --------------   --------------   --------------   --------------
Net unrealized appreciation
  (depreciation) of:
  Investments                                 1,325,851       27,305,947       16,162,313        1,242,835        4,082,323
  Foreign currency transactions                   3,531               --               --               --         (317,496)
                                         --------------   --------------   --------------   --------------   --------------
Net unrealized appreciation
  of investments
  and foreign currency transactions           1,329,382       27,305,947       16,162,313        1,242,835        3,764,827
                                         --------------   --------------   --------------   --------------   --------------
Net gain on investments and foreign
  currency transactions                      29,066,723       60,121,880       34,646,620        2,809,151        3,559,460
                                         --------------   --------------   --------------   --------------   --------------
Net Increase in Net Assets Resulting
  from Operations                           $28,237,150      $61,352,682      $34,197,583       $2,768,097       $3,582,776
                                         ==============   ==============   ==============   ==============   ==============

(f) Net of $76,407 foreign taxes withheld
(g) Net of $16,760 foreign taxes withheld
(h) Net of $597 foreign taxes withheld
(i) Net of $52,713 foreign taxes withheld

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------
                                                             TOTAL RETURN                            VALUE
                                                ----------------------------------  ----------------------------------
                                                      10/1/06 to        10/1/05 to        10/1/06 to        10/1/05 to
                                                         3/31/07           9/30/06           3/31/07           9/30/06
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
  From Operations
  Net investment income                               $3,703,671        $5,140,567        $2,536,665        $4,020,796
  Net realized gain on investments                     6,272,180         9,374,460         2,334,438        13,345,405
  Net unrealized appreciation of investments          16,407,589         5,379,510        27,120,793        23,282,192
                                                ----------------  ----------------  ----------------  ----------------
    Net increase in net assets resulting from
    operations                                        26,383,440        19,894,537        31,991,896        40,648,393
                                                ----------------  ----------------  ----------------  ----------------
Distributions to Shareholders
  Net investment income - Class A                     (3,125,088)       (4,717,963)       (2,375,699)       (3,480,451
  Net investment income - Class B                       (220,740)         (329,562)          (82,596)         (127,641)
  Net realized gains - Class A                        (2,189,339)               --                --                --
  Net realized gains - Class B                          (248,050)               --                --                --
                                                ----------------  ----------------  ----------------  ----------------
    Total distributions                               (5,783,217)       (5,047,525)       (2,458,295)       (3,608,092)
                                                ----------------  ----------------  ----------------  ----------------
Share Transactions *
  Class A:
    Proceeds from shares sold                         27,040,779        61,431,640        49,197,431        75,863,544
    Reinvestment of distributions                      5,248,427         4,647,596         2,339,014         3,419,946
    Cost of shares redeemed                          (27,011,591)      (48,555,127)      (29,870,701)      (43,351,991)
                                                ----------------  ----------------  ----------------  ----------------
                                                       5,277,615        17,524,109        21,665,744        35,931,499
                                                ----------------  ----------------  ----------------  ----------------
Class B:
    Proceeds from shares sold                          1,619,722         4,213,768         2,034,486         4,874,190
    Reinvestment of distributions                        466,673           327,500            81,805           126,427
    Cost of shares redeemed                           (3,795,834)       (8,153,743)       (3,575,329)       (7,056,112)
                                                ----------------  ----------------  ----------------  ----------------
                                                      (1,709,439)       (3,612,475)       (1,459,038)       (2,055,495)
                                                ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) from
    share transactions                                 3,568,176        13,911,634        20,206,706        33,876,004
                                                ----------------  ----------------  ----------------  ----------------
    Net increase in net assets                        24,168,399        28,758,646        49,740,307        70,916,305

Net Assets
    Beginning of period                              347,847,977       319,089,331       365,189,249       294,272,944
                                                ----------------  ----------------  ----------------  ----------------
    End of period+                                  $372,016,376      $347,847,977      $414,929,556      $365,189,249
                                                ================  ================  ================  ================
+Includes undistributed net investment
  income of                                             $879,761          $521,918        $1,084,143        $1,005,773
                                                ================  ================  ================  ================
*Shares Issued and Redeemed
  Class A:
    Sold                                               1,776,969         4,294,534         6,257,931        10,879,798
    Issued for distributions reinvested                  343,665           323,247           294,204           483,325
    Redeemed                                          (1,773,740)       (3,397,469)       (3,790,984)       (6,213,962)
                                                ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class A
    shares outstanding                                   346,894         1,220,312         2,761,151         5,149,161
                                                ================  ================  ================  ================
  Class B:
    Sold                                                 107,939           299,997           263,030           712,632
    Issued for distributions reinvested                   31,038            23,118            10,449            18,191
    Redeemed                                            (253,650)         (579,661)         (464,177)       (1,026,380)
                                                ----------------  ----------------  ----------------  ----------------
    Net decrease in Class B shares outstanding          (114,673)         (256,546)         (190,698)         (295,557)
                                                ================  ================  ================  ================




Statements of Changes in Net Assets (continued)
FIRST INVESTORS EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------
                                                            BLUE CHIP                          GROWTH & INCOME
                                                ----------------------------------  ----------------------------------
                                                      10/1/06 to        10/1/05 to        10/1/06 to        10/1/06 to
                                                         3/31/07           9/30/06           3/31/07           9/30/06
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
  From Operations
  Net investment income                               $1,395,561        $1,901,453        $2,566,359        $1,951,361
  Net realized gain on investments                     5,753,317        13,151,335        14,546,280        29,207,344
  Net unrealized appreciation of investments          19,338,551        26,847,027        64,978,949        23,026,678
                                                ----------------  ----------------  ----------------  ----------------
    Net increase in net assets resulting from
    operations                                        26,487,429        41,899,815        82,091,588        54,185,383
                                                ----------------  ----------------  ----------------  ----------------
Distributions to Shareholders
  Net investment income - Class A                     (1,155,637)       (1,292,468)       (1,968,235)       (2,247,490)
  Net investment income - Class B                             --                --           (20,138)               --
  Net realized gains - Class A                                --                --       (10,825,654)               --
  Net realized gains - Class B                                --                --        (1,163,363)               --
                                                ----------------  ----------------  ----------------  ----------------
    Total distributions                               (1,155,637)       (1,292,468)      (13,977,390)       (2,247,490)
                                                ----------------  ----------------  ----------------  ----------------
Share Transactions *
  Class A:
    Proceeds from shares sold                         29,741,017        55,709,500        64,579,408       126,552,654
    Reinvestment of distributions                      1,144,325         1,281,752        12,705,774         2,226,784
    Cost of shares redeemed                          (37,879,209)      (77,002,217)      (56,469,168)     (100,395,457)
                                                ----------------  ----------------  ----------------  ----------------
                                                      (6,993,867)      (20,010,965)       20,816,014        28,383,981
                                                ----------------  ----------------  ----------------  ----------------
  Class B:
    Proceeds from shares sold                          1,582,191         4,440,225         3,403,578         9,940,937
    Reinvestment of distributions                             --                --         1,180,077                --
    Cost of shares redeemed                           (6,476,759)      (16,026,612)      (11,652,378)      (25,190,976)
                                                ----------------  ----------------  ----------------  ----------------
                                                      (4,894,568)      (11,586,387)       (7,068,723)      (15,250,039)
                                                ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) from
    share transactions                               (11,888,435)      (31,597,352)       13,747,291        13,133,942
                                                ----------------  ----------------  ----------------  ----------------
    Net increase in net assets                        13,443,357         9,009,995        81,861,489        65,071,835

Net Assets
    Beginning of period                              482,066,094       473,056,099       743,355,327       678,283,492
                                                ----------------  ----------------  ----------------  ----------------
    End of period+                                  $495,509,451      $482,066,094      $825,216,816      $743,355,327
                                                ================  ================  ================  ================
+Includes undistributed net investment
income of                                               $849,348          $609,424        $1,089,967          $511,981
                                                ================  ================  ================  ================
*Shares Issued and Redeemed
  Class A:
    Sold                                               1,265,305         2,606,479         4,125,720         8,823,823
    Issued for distributions reinvested                   48,253            59,127           812,939           153,919
    Redeemed                                          (1,608,475)       (3,601,132)       (3,602,236)       (7,005,475)
                                                ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class A
    shares outstanding                                  (294,917)         (935,526)        1,336,423         1,972,267
                                                ================  ================  ================  ================
  Class B:
    Sold                                                  72,272           222,526           228,824           725,027
    Issued for distributions reinvested                       --                --            79,575                --
    Redeemed                                            (296,370)         (800,563)         (786,440)       (1,837,472)
                                                ----------------  ----------------  ----------------  ----------------
    Net decrease in Class B shares outstanding          (224,098)         (578,037)         (478,041)       (1,112,445)
                                                ================  ================  ================  ================

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------
                                                             SELECT GROWTH                            GLOBAL
                                                ----------------------------------  ----------------------------------
                                                      10/1/06 to        10/1/05 to        10/1/06 to        10/1/05 to
                                                         3/31/07           9/30/06           3/31/07           9/30/06
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From
  Operations
  Net investment income (loss)                         $(676,912)      $(1,537,185)        $(829,573)         $268,295
  Net realized gain on  investments
    and foreign currency transactions                  5,189,684        21,955,545        27,737,341        26,596,850
  Net unrealized appreciation
    (depreciation) of  investments and
    foreign currency transactions                      8,688,115       (11,082,663)        1,329,382        (1,448,505)
                                                ----------------  ----------------  ----------------  ----------------
    Net increase in net assets resulting
    from operations                                   13,200,887         9,335,697        28,237,150        25,416,640
                                                ----------------  ----------------  ----------------  ----------------
Distributions to Shareholders
  Net investment income - Class A                             --                --        (1,703,811)         (511,516)
  Net investment income - Class B                             --                --           (95,764)               --
  Net realized gains - Class A                       (16,002,768)               --       (25,963,153)               --
  Net realized gains - Class B                        (1,981,350)               --        (1,455,638)               --
                                                ----------------  ----------------  ----------------  ----------------
    Total distributions                              (17,984,118)               --       (29,218,366)         (511,516)
                                                ----------------  ----------------  ----------------  ----------------
Share Transactions *
  Class A:
    Proceeds from shares sold                         16,969,279        48,443,378        14,957,955        32,079,774
    Reinvestment of distributions                     15,949,659                --        27,199,554           455,744
    Cost of shares redeemed                          (20,347,842)      (30,853,902)      (18,775,398)      (34,415,861)
                                                ----------------  ----------------  ----------------  ----------------
                                                      12,571,096        17,589,476        23,382,111        (1,880,343)
                                                ----------------  ----------------  ----------------  ----------------
  Class B:
    Proceeds from shares sold                            891,209         4,128,019           763,075                --
    Reinvestment of distributions                      1,970,727                --         1,549,112         2,181,431
    Cost of shares redeemed                           (2,310,832)       (5,146,160)       (1,962,746)       (4,344,498)
                                                ----------------  ----------------  ----------------  ----------------
                                                         551,104        (1,018,141)          349,441        (2,163,067)
                                                ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) from
    share transactions                                13,122,200        16,571,335        23,731,552        (4,043,410)
                                                ----------------  ----------------  ----------------  ----------------
    Net increase in net assets                         8,338,969        25,907,032        22,750,336        20,861,714

Net Assets
    Beginning of period                              218,778,811       192,871,779       273,954,667       253,092,953
                                                ----------------  ----------------  ----------------  ----------------
    End of period+                                  $227,117,780      $218,778,811      $296,705,003      $273,954,667
                                                ================  ================  ================  ================
+Includes undistributed net investment
income (deficit) of                                    $(676,912)              $--       $(2,629,148)              $--
                                                ================  ================  ================  ================
*Shares Issued and Redeemed
  Class A
    Sold                                               1,866,395         5,226,164         1,957,747         4,311,883
    Issued for distributions reinvested                1,822,725                --         3,693,256             3,740
    Redeemed                                          (2,234,262)       (3,347,110)       (2,454,664)        4,642,293)
                                                ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class A shares
    outstanding                                        1,454,858         1,879,054         3,196,339          (266,670)
                                                ================  ================  ================  ================
  Class B:
    Sold                                                 102,358           461,478           109,679           318,906
    Issued for distributions reinvested                  235,478                --           230,957                --
    Redeemed                                            (266,483)         (578,815)         (283,693)         (633,693)
                                                ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class B
    shares outstanding                                    71,353          (117,337)           56,943          (314,787)
                                                ================  ================  ================  ================




Statements of Changes in Net Assets (continued)
FIRST INVESTORS EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------
                                                          MID-CAP OPPORTUNITY                  SPECIAL SITUATIONS
                                                ----------------------------------  ----------------------------------
                                                      10/1/06 to        10/1/05 to       10/1/06 to        10/1/05 to
                                                         3/31/07           9/30/06          3/31/07           9/30/06
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From
  Operations
  Net investment income (loss)                        $1,230,802       $(1,951,907)        $(449,037)      $(1,388,380)
  Net realized gain on investments
    and foreign currency transactions                 32,815,933        17,445,399        18,484,307        16,672,396
  Net unrealized appreciation
  (depreciation) of investments and
  foreign currency transactions                       27,305,947        (4,037,732)       16,162,313        10,315,175
                                                ----------------  ----------------  ----------------  ----------------
    Net increase in net assets resulting
    from operations                                   61,352,682        11,455,760        34,197,583        25,599,191
                                                ----------------  ----------------  ----------------  ----------------
Distributions to Shareholders
  Net investment income - Class A                             --                --                --                --
  Net investment income - Class B                             --                --                --                --
  Net realized gains - Class A                       (20,488,349)      (11,436,474)      (21,193,345)               --
  Net realized gains - Class B                        (2,618,555)       (1,696,534)       (1,645,023)               --
                                                ----------------  ----------------  ----------------  ----------------
    Total distributions                              (23,106,904)      (13,133,008)      (22,838,368)               --
                                                ----------------  ----------------  ----------------  ----------------
Share Transactions *
  Class A:
    Proceeds from shares sold                         29,350,315        87,073,595        23,739,411        37,576,661
    Reinvestment of distributions                     20,403,976        11,364,891        21,100,036                --
    Cost of shares redeemed                          (47,635,608)      (72,718,404)      (20,835,229)      (35,967,977)
                                                ----------------  ----------------  ----------------  ----------------
                                                       2,118,683        25,720,082        24,004,218         1,608,684
                                                ----------------  ----------------  ----------------  ----------------
  Class B:
    Proceeds from shares sold                          2,049,349         8,879,710           862,957         2,561,815
    Reinvestment of distributions                      2,609,026         1,688,114         1,642,521                --
    Cost of shares redeemed                           (6,548,049)      (16,113,816)       (2,716,284)       (7,038,485)
                                                ----------------  ----------------  ----------------  ----------------
                                                      (1,889,674)       (5,545,992)         (210,806)       (4,476,670)
                                                ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) from
    share transactions                                   229,009        20,174,090        23,793,412        (2,867,986)
                                                ----------------  ----------------  ----------------  ----------------
    Net increase in net assets                        38,474,787        18,496,842        35,152,627        22,731,205

Net Assets
    Beginning of period                              485,793,035       467,296,193       267,114,250       244,383,045
                                                ----------------  ----------------  ----------------  ----------------
    End of period+                                  $524,267,822      $485,793,035      $302,266,877      $267,114,250
                                                ================  ================  ================  ================
+Includes undistributed net investment
income (deficit) of                                   $1,230,802               $--         $(449,037)              $--
                                                ================  ================  ================  ================
*Shares Issued and Redeemed
  Class A:
    Sold                                                 999,839         3,078,938         1,017,031         1,736,840
    Issued for distributions reinvested                  721,695           429,026           923,327                --
    Redeemed                                          (1,624,792)       (2,581,308)         (892,491)       (1,672,171)
                                                ----------------  ----------------  ----------------  ----------------
Net increase (decrease) in Class A shares
outstanding                                               96,742           926,656         1,047,867            64,669
                                                ================  ================  ================  ================
  Class B:
    Sold                                                  76,927           341,525            40,933           129,614
    Issued for distributions reinvested                  101,413            69,270            79,633                --
    Redeemed                                            (245,376)         (621,241)         (129,557)         (357,334)
                                                ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class B
    shares outstanding                                   (67,036)         (210,446)           (8,991)         (227,720)
                                                ================  ================  ================  ================

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------
                                                            FOCUSED EQUITY                       INTERNATIONAL
                                                ----------------------------------  ----------------------------------
                                                      10/1/06 to        10/1/05 to         10/1/06 to     6/27/06** to
                                                         3/31/07           9/30/06            3/31/07          9/30/06
----------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
  From Operations
  Net investment income (loss)                          $(41,054)        $(161,614)          $23,316            $3,583
  Net realized gain (loss) on investments
    and foreign currency transactions                  1,566,316         2,552,254          (205,367)         (108,954)
  Net unrealized appreciation of
    investments and foreign currency
    transactions                                       1,242,835            90,291         3,764,827           811,689
                                                ----------------  ----------------  ----------------  ----------------
  Net increase in net assets resulting
  from operations                                      2,768,097         2,480,931         3,582,776           706,318
                                                ----------------  ----------------  ----------------  ----------------
Dividends to Shareholders
  Net investment income - Class A                             --           (56,977)         (191,657)               --
  Net investment income - Class B                             --                --           (10,723)               --
                                                ----------------  ----------------  ----------------  ----------------
    Total dividends                                           --           (56,977)         (202,380)               --
                                                ----------------  ----------------  ----------------  ----------------
Share Transactions *
  Class A:
    Proceeds from shares sold                          1,986,083         4,647,327        33,893,192        18,783,707
    Reinvestment of dividends                                 --            56,668           191,287                --
    Cost of shares redeemed                           (5,496,391)      (10,351,825)       (1,177,655)         (233,440)
                                                ----------------  ----------------  ----------------  ----------------
                                                      (3,510,308)       (5,647,830)       32,906,824        18,550,267
                                                ----------------  ----------------  ----------------  ----------------
  Class B:
    Proceeds from shares sold                            150,291           739,696         1,691,760         1,041,875
    Reinvestment of dividends                                 --                --            10,605                --
    Cost of shares redeemed                           (1,298,285)       (2,783,896)         (154,702)          (31,955)
                                                ----------------  ----------------  ----------------  ----------------
                                                      (1,147,994)       (2,044,200)        1,547,663         1,009,920
                                                ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) from
    share transactions                                (4,658,302)       (7,692,030)       34,454,487        19,560,187
                                                ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in net assets             (1,890,205)       (5,268,076)       37,834,883        20,266,505

Net Assets
    Beginning of period                               52,142,771        57,410,847        20,266,505                --
                                                ----------------  ----------------  ----------------  ----------------
    End of period+                                   $50,252,566       $52,142,771       $58,101,388       $20,266,505
                                                ================  ================  ================  ================
+Includes undistributed net investment
deficit of                                              $(41,054)              $--         $(279,788)        $(100,724)
                                                ================  ================  ================  ================
*Shares Issued and Redeemed
  Class A:
    Sold                                                 209,551           523,377         2,941,621         1,817,728
    Reinvestment of dividends                                 --             6,447            16,831                --
    Redeemed                                            (577,473)       (1,164,907)         (100,723)          (22,242)
                                                ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class A
    shares outstanding                                  (367,922)         (635,083)        2,857,729         1,795,486
                                                ================  ================  ================  ================
  Class B:
    Sold                                                  16,686            87,598           147,915            99,686
    Reinvestment of dividends                                 --                --               937                --
    Redeemed                                            (144,858)         (328,649)          (13,334)           (3,037)
                                                ----------------  ----------------  ----------------  ----------------
    Net increase (decrease) in Class B
    shares outstanding                                  (128,172)         (241,051)          135,518            96,649
                                                ================  ================  ================  ================
** Commencement of operations

See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS EQUITY FUNDS
March 31, 2007


1. Significant Accounting Policies--First Investors Equity Funds, a Delaware statutory trust ("the Trust"), is registered under the Investment Company Act of 1940 ("the 1940 Act") as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, Select Growth Fund (formerly All-Cap Growth Fund), Global Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and International Fund (each a "Fund," collectively, "the Funds"), and accounts separately for the assets, liabilities and operations of each Fund. Focused Equity Fund is registered as a non-diversified series of the Trust. The objective of each Fund is as follows:

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Value Fund seeks total return.

Blue Chip Fund seeks high total investment return.

Growth & Income Fund seeks long-term growth of capital and current income.

Select Growth Fund seeks long-term growth of capital.

Global Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

Mid-Cap Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

Focused Equity Fund seeks capital appreciation.

International Fund primarily seeks long-term capital growth.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust's Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a predetermined threshold to value foreign securities held in the Funds' portfolios. The pricing service, its methodology or the threshold may change from time to time. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Board has also approved the Funds use of a pricing service to fair value foreign securities in the event of a significant fluctuation in U.S. securities markets. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. At March 31, 2007, the Select Growth Fund held one security that was fair valued by its Valuation Committee with a value of $407,968 representing .2% of the Fund's net assets, and the International Fund held three securities that were fair valued by its Valuation Committee with an aggregate value of $2,900,224 representing 5.0% of the Fund's net assets.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes.

At September 30, 2006, capital loss carryovers were as follows:

                                   Year Capital Loss Carryovers Expire
                    -------------------------------------------------------------------
Fund                       Total         2009          2010          2011         2012
----                       -----         ----          ----          ----         ----
Total Return         $   191,963  $        --   $        --   $   191,963   $       --
Value                 35,462,447           --            --    35,462,447           --
Blue Chip             91,192,794           --    22,005,255    69,187,539           --
Focused Equity        21,406,905    8,392,235     1,712,582     9,856,986    1,445,102

C. Distributions to Shareholders--Dividends from net investment income, if any, of Total Return Fund, Value Fund, Blue Chip Fund and Growth & Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of Select

FIRST INVESTORS EQUITY FUNDS
March 31, 2007


Growth Fund, Global Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund, and International Fund are declared and paid annually. Distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Repurchase Agreements--Securities pledged as collateral for repurchase agreements entered into by the Select Growth Fund, Global Fund and Focused Equity Fund, are held by each Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Funds will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Translations--The accounting records of Global Fund and International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund and International Fund do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. For the six months ended March 31, 2007, the Bank of New York, custodian of each Fund (other than Global Fund and International Fund), has provided credits in the amount of $61,060 against custodian charges based on the uninvested cash balances of these Funds. The Funds also reduced expenses through brokerage service arrangements. For the six months ended March 31, 2007, the Funds expenses were reduced by $8,385 under these arrangements.

2. Security Transactions--For the six months ended March 31, 2007, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, repurchase agreements, short-term securities and foreign currencies) were as follows:

                                                          Long-Term U.S.
                              Securities              Government Obligations
                     ---------------------------   ---------------------------
                          Cost of       Proceeds        Cost of       Proceeds
Fund                    Purchases     from Sales      Purchases     from Sales
----                 ------------   ------------   ------------   ------------
Total Return         $ 56,000,166   $ 61,598,822    $24,357,147    $24,503,724
Value                  18,822,355      7,184,437             --             --
Blue Chip               4,617,539     19,064,307             --             --
Growth & Income        98,054,784     96,448,952             --             --
Select Growth         100,112,379    106,241,922             --             --
Global                240,537,206    246,486,962             --             --
Mid-Cap Opportunity   149,017,055    164,533,068             --             --
Special Situations     97,552,569     93,447,847             --             --
Focused Equity         19,515,849     24,597,670             --             --
International          36,974,428      5,778,734             --             --

FIRST INVESTORS EQUITY FUNDS
March 31, 2007


At March 31, 2007, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                          Gross         Gross            Net
                        Aggregate    Unrealized    Unrealized     Unrealized
Fund                         Cost  Appreciation  Depreciation   Appreciation
----                 ------------  ------------  ------------   ------------
Total Return         $320,730,299  $ 62,656,422   $ 7,649,122   $ 55,007,300
Value                 312,181,146   105,412,261     3,054,899    102,357,362
Blue Chip             349,733,317   156,608,121    10,991,172    145,616,949
Growth & Income       622,394,869   230,260,675    26,384,199    203,876,476
Select Growth         197,664,937    32,570,241     2,508,505     30,061,736
Global*               256,144,979    43,576,087     3,935,859     39,640,228
Mid-Cap Opportunity   387,387,678   141,768,287     5,050,901    136,717,386
Special Situations    250,906,162    55,235,610     3,910,217     51,325,393
Focused Equity         42,807,537     7,639,637       343,098      7,296,539
International*         49,053,927     4,975,842       243,642      4,732,200

* Aggregate cost includes PFIC income of $2,091,078 for Global Fund and $75,871 for International Fund.


3. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Trust are officers and directors of the Trust's investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank, ("FIFSB"), custodian of the Funds' retirement accounts. Trustees of the Trust who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2007, total trustees fees accrued by the Funds amounted to $79,426.

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:

Total Return, Value, Blue Chip, Growth & Income, Select Growth, Mid-Cap Opportunity and Focused Equity Funds--.75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

Special Situations Fund--1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, and ..64% on average daily net assets over $1.5 billion. During the period October 1, 2006 to March 31, 2007,

FIMCO has waived 25% of the 1% annual fee on the first $200 million of the Fund's average daily net assets.

Global and International Funds--.98% on the first $300 million of the Fund's average daily net assets, .95% on the next $300 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion. During the period October 1, 2006 to March 31, 2007, FIMCO has voluntarily waived $58,815 in advisory fees on the International Fund to limit the Fund's overall expense ratio to 2.50% on Class A shares and 3.20% on Class B shares.

For the six months ended March 31, 2007, total advisory fees accrued to FIMCO by the Funds were $13,386,205 of which $308,130 was waived as noted above.

FIMCO, pursuant to an expense limitation agreement, assumed for the International Fund organizational expenses and expenses incurred during the fiscal year ended September 30, 2006, to the extent necessary to limit the International Fund's total expenses to 2.50% of the average daily net assets on the Class A shares and 3.20% of the average daily net assets on the Class B shares. FIMCO and the International Fund have agreed that any expenses of the International Fund assumed by FIMCO pursuant to this agreement shall be repaid to FIMCO by the International Fund in the first, second, or third fiscal years following the year ended September 30, 2006, if the total expenses of the International Fund for such year or years do not exceed 2.50% of the average daily net assets on Class A shares and 3.20% on the average daily net assets of Class B shares or any lower expense limitations to which FIMCO may otherwise agree. At September 30, 2006, the total organizational expenses and expenses incurred in excess of the above stated limitations was $101,265. This amount is subject to recapture by FIMCO from the International Fund based on the parameters discussed above.

For the six months ended March 31, 2007, FIC, as underwriter, received $9,250,709 in commissions from the sale of shares of the Funds, after allowing $31,143 to other dealers. Shareholder servicing costs included $3,752,254 in transfer agent fees accrued to ADM and $954,828 in retirement accounts custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2007, total distribution plan fees accrued to FIC by the Funds amounted to $6,240,809.

FIRST INVESTORS EQUITY FUNDS
March 31, 2007


Wellington Management Company, LLP ("Wellington") serves as investment subadviser to Focused Equity Fund and Global Fund. Paradigm Capital Management, Inc. serves as investment subadviser to Special Situations Fund. Vontobel Asset Management, Inc. serves as investment adviser to International Fund. Wellington served as investment subadviser to All-Cap Growth Fund through May 4, 2007. Effective May 7, 2007, Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. Forward Currency Contracts and Foreign Exchange Contracts--Forward currency contracts and foreign exchange contracts are obligations to purchase or sell a specific currency for an agreed-upon price at a future date. When a Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts and foreign exchange contracts are "marked-to-market" daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Fund's assets.

The Global Fund had the following forward currency contracts outstanding at March 31, 2007:

Contracts to Buy                                                Unrealized
Foreign Currency              In Exchange for  Settlement Date  Gain (Loss)
----------------------------  ---------------  ---------------  ----------
 1,790,737 Japanese Yen           US$  14,601       4/2/07       US$  (121)
    83,152 Canadian Dollar             71,760       4/3/07             317
   564,189 Japanese Yen                 4,805       4/3/07             (26)
                              ---------------                   ----------
                                    $  91,166                          170
                              ===============                   ----------

Contracts to Sell                                               Unrealized
Foreign Currency              In Exchange for  Settlement Date  Gain (Loss)
----------------------------  ---------------  ---------------  ----------
   404,497 Euro                   US$ 539,478       4/2/07       US$ 1,031
15,447,838 Japanese Yen               130,627       4/2/07            (203)
                              ---------------                   ----------
                                    $ 670,105                          828
                              ===============                   ----------
Net Unrealized Gain on Forward Currency Contracts                  $   998
                                                                ==========

The International Fund had the following foreign exchange contracts outstanding at March 31, 2007:

Contracts to Buy                                                Unrealized
Foreign Currency              In Exchange for  Settlement Date  Gain (Loss)
----------------------------  ---------------  ---------------  ----------
  5,462,000 Mexican Peso          US$ 504,396      6/1/07       US$ (8,369)
394,284,000 South Korean Won          426,162      6/11/07          (6,978)
  2,350,000 Australian Dollar       1,893,701      6/21/07           4,753
  1,780,000 British Pound           3,440,918      7/9/07           50,305
  3,428,000 Euro                    4,545,871      7/9/07           17,312
  4,070,000 Swiss Franc             3,375,253      7/9/07          (41,374)
    827,000 South African Rand        110,483      3/5/08            3,546
                              ---------------                   ----------
                                  $14,296,784                       19,195
                              ===============                   ----------


Contracts to Sell                                               Unrealized
Foreign Currency              In Exchange for  Settlement Date        Loss
----------------------------  ---------------  ---------------  ----------
  5,462,000 Mexican Peso          US$ 488,301      6/1/07       US$ (7,726)
394,284,000 South Korean Won          415,145      6/11/07          (4,039)
  2,350,000 Australian Dollar       1,829,185      6/21/07         (69,268)
  1,780,000 British Pound           3,434,012      7/9/07          (57,211)
  3,428,000 Euro                    4,480,375      7/9/07          (82,808)
  4,070,000 Swiss Franc             3,330,730      7/9/07           (3,150)
  4,395,000 South African Rand        575,537      3/5/08          (30,461)
                              ---------------                   ----------
                                  $14,553,285                     (254,663)
                              ===============                   ----------

Net Unrealized Loss on Foreign Exchange Contracts               $(235,468)
                                                                ==========

5. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2007, Total Return Fund held one 144A security with a value of $977,158, representing .3% of the Fund's net assets, and the Global Fund held one 144A security with a value of $910,560, representing .3% of the Fund's net assets.

6. Capital--The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a "Class"). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and

FIRST INVESTORS EQUITY FUNDS
March 31, 2007


conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. Class A and Class B shares have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note
3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

7. New Accounting Pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. FIMCO believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles for the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, FIMCO does not believe the adoption of SFAS No. 157 will impact the financial statement amounts of the Funds, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

8. Subsequent Event--On February 15, 2007, the Board approved, subject to shareholder approval, an agreement under which Smith Asset Management Group, L.P. ("Smith Group") would serve as subadviser of Select Growth Fund (formerly All-Cap Growth Fund, the "Fund") and replace the Fund's current subadviser, Wellington. Shareholders of the Fund approved the agreement with Smith Group on April 26, 2007. At the close of business on May 4, 2007, the subadvisory agreement with Wellington was terminated and Smith Group assumed management of the Fund.

Board Considerations of Advisory Contracts and Fees
(Unaudited)
SELECT GROWTH FUND


Initial Consideration of the Sub-Advisory Agreement with Smith Asset Management Group, L.P. for Select Growth Fund

At a meeting held on February 15, 2007 (the "February Meeting"), the Board of Trustees ("Board"), including a majority of the non-interested or independent Trustees (hereinafter, "Trustees"), approved an initial sub-advisory agreement between First Investors Management Company, Inc. ("FIMCO") and Smith Asset Management Group, L.P. ("Smith Group") with respect to the Select Growth Fund (the "Fund") (the "Proposed Agreement").

The Board considered several factors when evaluating Smith Group and in approving the Proposed Agreement and recommending its approval to shareholders, including Smith Group's experience in managing multi-cap growth stocks, the past performance of accounts managed by Smith Group with a similar investment mandate, its overall capabilities to perform the services under the Proposed Agreement and its willingness to perform those services for the Fund.

In considering the Proposed Agreement, the independent Trustees received assistance from and met separately with independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board's decision to approve the Proposed Agreement.


Nature, Extent, and Quality of Services to be Provided by Smith Group

The Board considered Smith Group's investment process, its experience in managing portfolios using its growth strategy, and the experience and capabilities of the personnel who will be responsible for the management of the Fund. In addition, the Board considered the differences between Smith Group's investment strategy compared to that of Wellington Management Company, LLP ("Wellington"), the current subadviser to the Fund. The Board also took into consideration FIMCO's belief that Smith Group's approach to investing in multi-cap growth stocks may increase the potential for positive returns for Fund shareholders. The Board also considered that Smith Group guaranteed a level of capacity for asset growth of the Fund that FIMCO considers to be desirable for the future needs of the Fund. In addition, the Board considered Smith Group's investment resources, infrastructure and the adequacy of its compliance program. Based on this information, the Board concluded that the nature, extent and quality of the subadvisory services to be provided by Smith Group were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Proposed Agreement.

(Unaudited)
SELECT GROWTH FUND


Performance of Smith Group

The Board evaluated Smith Group's historical investment performance record in managing assets utilizing a multi-cap growth mandate. In this regard, the Board evaluated the performance of the Smith Group Large Cap Core/Growth Composite with the performance of the S&P 500 Index and the average performance of the Lipper Multi-Cap Growth peer group for the period January 1, 2001 to December 31, 2006 and the performance of the Russell 3000 Growth Index over various time periods ending December 31, 2006. The Board noted that the performance of the Smith Group Large Cap Core/Growth Composite was better than the performance of the S&P 500 Index and the Lipper Multi-Cap Growth peer group average for most of the periods presented and was better than the performance of the Russell 3000 Growth Index for all of the periods presented. The Trustees concluded that the historical investment performance record of Smith Group supported approval of the Proposed Agreement.


Subadvisory Fees

In evaluating the Proposed Agreement, the Board reviewed Smith Group's proposed subadvisory fee schedule. The Board considered that Smith Group represented to FIMCO that the fee to be paid by FIMCO under the Proposed Agreement is lower than the fee Smith Group charges to the other accounts it manages with a similar investment mandate. The Board noted that the proposed subadvisory fee to be paid to Smith Group is lower than the fee currently charged by Wellington. The Trustees concluded that Smith Group's subadvisory fees under the Proposed Agreement appeared to be within a reasonable range for the services to be provided to the Fund. The Board also noted that there would be an economic benefit to FIMCO because the fee to be paid by FIMCO to Smith Group under the Proposed Agreement is lower than the fee currently charged by Wellington.


Costs of the Services to be Provided and Profits to be Realized by Smith Group and its Affiliates from the Relationship with the Fund

Since the subadvisory relationship with Smith Group is new, the Board did not consider the costs of the services to be provided and profits to be realized by Smith Group and its affiliates from the relationship with the Fund.

Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Reflect These Economies of Scale for the Benefit of Fund Investors

The Board considered that the fees to be paid to Smith Group under the Proposed Agreement are to be paid by FIMCO and not the Fund, and noted that FIMCO negotiated "breakpoints" in Smith Group's fees based on the levels of assets in the Fund. The Board also considered that the investment management agreement fee schedule with FIMCO for the Fund includes breakpoints so that when assets of the Fund grow, management economies of scale may be shared for the benefit of shareholders.


Benefits to be Derived by Smith Group From the Relationship with the Fund

The Board considered the "fall-out" or ancillary benefits that may accrue to Smith Group as a result of the subadvisory relationship with the Fund, including greater exposure in the marketplace with respect to the subadviser's investment process, expanding the level of assets under management by Smith Group and potentially increased opportunities for soft dollar arrangements. With regard to these arrangements, the Board noted that Smith Group may direct the Fund's brokerage transactions to certain brokers to obtain research and other services, which may be used in servicing other clients of Smith Group. However, the Board noted that Smith Group must select brokers based on the Fund's requirements for seeking best execution. After review of this information, the Trustees concluded that the potential benefits accruing to Smith Group by virtue of its relationship with the Fund are fair and reasonable.

                                     * * *

The Board did not identify any single factor as being of paramount importance. In summary, based on the various considerations described above, the Trustees, including a majority of the independent Trustees, concluded that the proposed subadvisory fee is reasonable and that the approval of the Proposed Agreement is in the best interests of the Fund and its shareholders, and as a result approved the Proposed Agreement.

Financial Highlights
FIRST INVESTORS EQUITY FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30, except as otherwise indicated.

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                    Less Distributions
                                         Investment Operations                    from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
2002             $12.28       $ .22         $(1.59)     $(1.37)      $ .32        $ --          $ .32
2003              10.59         .20           1.44        1.64         .21          --            .21
2004              12.02         .20            .96        1.16         .20          --            .20
2005              12.98         .23            .97        1.20         .25          --            .25
2006              13.93         .23            .64         .87         .23          --            .23
2007(b)           14.57         .14            .97        1.11         .15         .10            .25

Class B
-------
2002              12.11         .15          (1.59)      (1.44)        .21          --            .21
2003              10.46         .09           1.44        1.53         .13          --            .13
2004              11.86         .12            .94        1.06         .12          --            .12
2005              12.80         .13            .95        1.08         .15          --            .15
2006              13.73         .13            .63         .76         .13          --            .13
2007(b)           14.36         .04            .99        1.03         .09         .10            .19

-----------------------------------------------------------------------------------------------------
VALUE FUND++
------------
Class A
-------
2002             $ 5.93       $ .11         $(1.65)     $(1.54)      $ .13          --          $ .13
2003               4.26         .08            .73         .81         .08          --            .08
2004               4.99         .07            .96        1.03         .07          --            .07
2005               5.95         .08            .65         .73         .07          --            .07
2006               6.61         .09            .78         .87         .08          --            .08
2007(b)            7.40         .05            .59         .64         .05          --            .05

Class B
-------
2002               5.84         .07          (1.63)      (1.56)        .08          --            .08
2003               4.20         .05            .71         .76         .04          --            .04
2004               4.92         .03            .95         .98         .03          --            .03
2005               5.87         .04            .63         .67         .03          --            .03
2006               6.51         .04            .76         .80         .03          --            .03
2007(b)            7.28         .02            .59         .61         .02          --            .02

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L EM  E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
               Net Asset                           --------------------  ----------------------
                  Value,               Net Assets                    Net                     Net  Portfolio
                  End of     Total  End of Period             Investment              Investment   Turnover
                  Period   Return*  (in millions)   Expenses      Income    Expenses      Income       Rate
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
2002              $10.59    (11.44)%       $129        1.47%       1.91%       1.72%       1.66%        185%
2003               12.02     15.58          177        1.52        1.72        1.77        1.47          80
2004               12.98      9.65          231        1.44        1.60        1.65        1.39          41
2005               13.93      9.25          281        1.40        1.69        1.57        1.52          52
2006               14.57      6.24          312        1.38        1.63        1.44        1.57          57
2007(b)            15.43      7.62          336        1.35+       2.12+        N/A         N/A          23

Class B
-------
2002               10.46    (12.09)          22        2.17        1.21        2.42         .96         185
2003               11.86     14.71           28        2.22        1.02        2.47         .77          80
2004               12.80      8.92           36        2.14         .90        2.35         .69          41
2005               13.73      8.49           38        2.10         .99        2.27         .82          52
2006               14.36      5.53           36        2.08         .93        2.14         .87          57
2007(b)            15.20      7.22           36        2.05+       1.42+        N/A         N/A          23

-----------------------------------------------------------------------------------------------------------
VALUE FUND++
------------
Class A
-------
2002              $ 4.26    (26.34)%       $ 99        1.51%       1.93%        N/A         N/A          40%
2003                4.99     19.04          126        1.67        1.69         N/A         N/A         198
2004                5.95     20.57          185        1.48        1.21         N/A         N/A          11
2005                6.61     12.31          267        1.43        1.31         N/A         N/A          17
2006                7.40     13.22          337        1.40        1.29         N/A         N/A          15
2007(b)             7.99      8.65          386        1.34+       1.32+        N/A         N/A           2

Class B
-------
2002                4.20    (26.94)          17        2.21        1.23         N/A         N/A          40
2003                4.92     18.26           19        2.37         .99         N/A         N/A         198
2004                5.87     19.91           23        2.18         .51         N/A         N/A          11
2005                6.51     11.43           27        2.13         .61         N/A         N/A          17
2006                7.28     12.34           28        2.10         .59         N/A         N/A          15
2007(b)             7.87      8.42           29        2.04+        .62+        N/A         N/A           2

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                    Less Distributions
                                         Investment Operations                    from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
Class A
-------
2002             $19.14       $(.03)        $(4.55)     $(4.58)       $ --          --          $  --
2003              14.56          --           2.58        2.58          --          --             --
2004              17.14         .01           1.54        1.55          --          --             --
2005              18.69         .10           1.91        2.01         .10          --            .10
2006              20.60         .10           1.82        1.92         .07          --            .07
2007(b)           22.45         .07           1.17        1.24         .06          --            .06

Class B
-------
2002              18.42        (.16)         (4.35)      (4.51)         --          --             --
2003              13.91        (.11)          2.46        2.35          --          --             --
2004              16.26        (.13)          1.48        1.35          --          --             --
2005              17.61         .09           1.67        1.76         .07          --            .07
2006              19.30        (.08)          1.72        1.64          --          --             --
2007(b)           20.94        (.03)          1.12        1.09          --          --             --

-----------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
2002             $11.16       $ .03         $(2.31)     $(2.28)       $.05        $ --          $ .05
2003               8.83         .04           1.85        1.89         .04          --            .04
2004              10.68         .06           1.43        1.49         .03          --            .03
2005              12.14         .09           1.54        1.63         .10          --            .10
2006              13.67         .05           1.05        1.10         .05          --            .05
2007(b)           14.72         .05           1.57        1.62         .04         .24            .28

Class B
-------
2002              10.79        (.04)         (2.24)      (2.28)         --          --             --
2003               8.51        (.03)          1.78        1.75          --          --             --
2004              10.26        (.03)          1.39        1.36          --          --             --
2005              11.62        (.04)          1.51        1.47         .03          --            .03
2006              13.06        (.12)          1.07         .95          --          --             --
2007(b)           14.01        (.05)          1.54        1.49          --         .24            .24

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L EM  E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total  End of Period               Income                   Income    Turnover
                  Period   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------
Class A
-------
2002              $14.56    (23.93)%        $333       1.48%       (.17)%      1.58%       (.27)%       144%
2003               17.14     17.72           383       1.56          --        1.68        (.12)        111
2004               18.69      9.04           414       1.47         .03        1.58        (.08)         94
2005               20.60     10.76           421       1.45         .54        1.56         .43          55
2006               22.45      9.31           438       1.46         .47        1.50         .43           6
2007(b)            23.63      5.52           454       1.40+        .62+        N/A         N/A           1

Class B
-------
2002               13.91    (24.48)           57       2.18        (.87)       2.28        (.97)        144
2003               16.26     16.90            62       2.26        (.70)       2.38        (.82)        111
2004               17.61      8.30            61       2.17        (.67)       2.28        (.78)         94
2005               19.30      9.98            52       2.15        (.16)       2.26        (.27)         55
2006               20.94      8.50            44       2.16        (.23)       2.20        (.27)          6
2007(b)            22.03      5.20            42       2.10+       (.08)+       N/A         N/A           1

-----------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
2002              $ 8.83    (20.53)%        $318       1.46%        .33%        N/A         N/A         169%
2003               10.68     21.49           400       1.52         .44         N/A         N/A          70
2004               12.14     13.95           499       1.42         .53         N/A         N/A          32
2005               13.67     13.43           597       1.38         .72         N/A         N/A          42
2006               14.72      8.06           671       1.37         .35         N/A         N/A          34
2007(b)            16.06     11.05           754       1.33+        .71+        N/A         N/A          12

Class B
-------
2002                8.51    (21.13)           65       2.16        (.37)        N/A         N/A         169
2003               10.26     20.56            76       2.22        (.26)        N/A         N/A          70
2004               11.62     13.26            83       2.12        (.17)        N/A         N/A          32
2005               13.06     12.65            82       2.08         .02         N/A         N/A          42
2006               14.01      7.28            72       2.07        (.35)        N/A         N/A          34
2007(b)            15.26     10.69            71       2.03+        .01+        N/A         N/A          12

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                    Less Distributions
                                         Investment Operations                    from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
SELECT GROWTH FUND+++
------------------
Class A
-------
2002             $ 6.53       $(.06)        $(1.14)     $(1.20)         --        $ --           $ --
2003               5.33        (.06)          1.48        1.42          --          --             --
2004               6.75        (.07)          1.12        1.05          --          --             --
2005               7.80        (.05)          1.07        1.02          --          --             --
2006               8.82        (.06)           .50         .44          --          --             --
2007(b)            9.26        (.02)           .56         .54          --         .76            .76

Class B
-------
2002               6.49        (.10)         (1.13)      (1.23)         --          --             --
2003               5.26        (.09)          1.44        1.35          --          --             --
2004               6.61        (.12)          1.10         .98          --          --             --
2005               7.59        (.11)          1.04         .93          --          --             --
2006               8.52        (.12)           .49         .37          --          --             --
2007(b)            8.89        (.05)           .53         .48          --         .76            .76

-----------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
2002             $ 5.21       $(.01)        $ (.96)     $ (.97)      $  --        $ --          $  --
2003               4.24        (.01)           .93         .92          --          --             --
2004               5.16        (.01)           .78         .77          --          --             --
2005               5.93          --           1.13        1.13          --          --             --
2006               7.06         .01            .71         .72         .02          --            .02
2007(b)            7.76        (.01)           .76         .75         .05         .76            .81

Class B
-------
2002               4.95          --           (.95)       (.95)         --          --             --
2003               4.00        (.04)           .88         .84          --          --             --
2004               4.84        (.05)           .73         .68          --          --             --
2005               5.52        (.04)          1.04        1.00          --          --             --
2006               6.52        (.05)           .67         .62          --          --             --
2007(b)            7.14        (.12)           .79         .67         .06         .76            .82

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L EM  E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total  End of Period               Income                   Income    Turnover
                  Period   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
SELECT GROWTH FUND+++
------------------
Class A
-------
2002              $ 5.33    (18.38)%        $ 44       1.75%      (1.03)%      1.98%      (1.26)%       138%
2003                6.75     26.64            77       1.94       (1.15)       1.96       (1.17)        126
2004                7.80     15.56           130       1.68       (1.12)        N/A         N/A          75
2005                8.82     13.08           169       1.58        (.66)        N/A         N/A          91
2006                9.26      4.99           195       1.53        (.65)        N/A         N/A         107
2007(b)             9.04      6.08           204       1.47+       (.52)+       N/A         N/A          46

Class B
-------
2002                5.26    (18.95)            9       2.45       (1.73)       2.68       (1.96)        138
2003                6.61     25.67            14       2.64       (1.85)       2.66       (1.87)        126
2004                7.59     14.83            20       2.38       (1.82)        N/A         N/A          75
2005                8.52     12.25            23       2.28       (1.36)        N/A         N/A          91
2006                8.89      4.34            23       2.23       (1.35)        N/A         N/A         107
2007(b)             8.61      5.63            23       2.17+      (1.22)+       N/A         N/A          46

-----------------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
2002              $ 4.24    (18.62)%        $173       1.87%       (.35)%       N/A         N/A         125%
2003                5.16     21.70           192       1.98        (.19)        N/A         N/A         112
2004                5.93     14.92           209       1.86        (.13)        N/A         N/A         105
2005                7.06     19.06           239       1.78         .05         N/A         N/A         104
2006                7.76     10.15           260       1.77         .14         N/A         N/A         105
2007(b)             7.70     10.37           283       1.74+       (.54)+       N/A         N/A          85

Class B
-------
2002                4.00    (19.19)           14       2.57       (1.05)        N/A         N/A         125
2003                4.84     21.00            15       2.68        (.89)        N/A         N/A         112
2004                5.52     14.05            15       2.56        (.83)        N/A         N/A         105
2005                6.52     18.12            14       2.48        (.65)        N/A         N/A         104
2006                7.14      9.51            14       2.47        (.56)        N/A         N/A         105
2007(b)             6.99      9.99            14       2.44+      (1.24)+       N/A         N/A          85

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                    Less Distributions
                                         Investment Operations                    from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
2002             $17.64       $(.13)        $(1.73)     $(1.86)         --       $  --          $  --
2003              15.78        (.12)          3.52        3.40          --          --             --
2004              19.18        (.09)          3.62        3.53          --          --             --
2005              22.71        (.09)          5.62        5.53          --          --             --
2006              28.24        (.09)           .77         .68          --         .78            .78
2007(b)           28.14         .08           3.44        3.52          --        1.33           1.33

Class B
-------
2002              16.74        (.24)         (1.63)      (1.87)         --          --             --
2003              14.87        (.23)          3.31        3.08          --          --             --
2004              17.95        (.23)          3.38        3.15          --          --             --
2005              21.10        (.26)          5.22        4.96          --          --             --
2006              26.06        (.29)           .73         .44          --         .78            .78
2007(b)           25.72        (.02)          3.14        3.12          --        1.33           1.33

-----------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
2002             $15.16       $(.19)       $ (2.31)    $ (2.50)         --        $ --           $ --
2003              12.66        (.17)          3.14        2.97          --          --             --
2004              15.63        (.18)          1.39        1.21          --          --             --
2005              16.84        (.12)          3.72        3.60          --          --             --
2006              20.44         .11           2.07        2.18          --          --             --
2007(b)           22.62        (.03)          2.83        2.80          --        1.88           1.88

Class B
-------
2002              14.28        (.29)         (2.15)      (2.44)         --          --             --
2003              11.84        (.25)          2.93        2.68          --          --             --
2004              14.52        (.30)          1.32        1.02          --          --             --
2005              15.54        (.26)          3.44        3.18          --          --             --
2006              18.72        (.26)          2.11        1.85          --          --             --
2007(b)           20.57        (.10)          2.57        2.47          --        1.88           1.88

-----------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L EM  E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total  End of Period               Income                   Income    Turnover
                  Period   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
2002              $15.78    (10.55)%        $131       1.70%       (.82)%      1.95%      (1.07)%       112%
2003               19.18     21.55           192       1.73        (.80)       1.97       (1.04)         37
2004               22.71     18.41           277       1.56        (.46)       1.73        (.63)         40
2005               28.24     24.35           410       1.48        (.39)       1.61        (.52)         43
2006               28.14      2.58           435       1.44        (.33)       1.47        (.36)         55
2007(b)            30.33     12.89           472       1.40+        .55+        N/A         N/A          30

Class B
-------
2002               14.87    (11.17)           25       2.40       (1.52)       2.65       (1.77)        112
2003               17.95     20.71            35       2.43       (1.50)       2.67       (1.74)         37
2004               21.10     17.55            46       2.26       (1.16)       2.43       (1.33)         40
2005               26.06     23.51            57       2.18       (1.09)       2.31       (1.22)         43
2006               25.72      1.85            51       2.14       (1.03)       2.17       (1.06)         55
2007(b)            27.51     12.53            53       2.10+       (.15)+       N/A         N/A          30

-----------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
2002              $12.66    (16.49)%        $138       1.69%      (1.24)%      1.93%      (1.48)%       153%
2003               15.63     23.46           169       1.80       (1.26)       2.05       (1.51)        111
2004               16.84      7.74           190       1.63       (1.08)       1.86       (1.31)        119
2005               20.44     21.38           224       1.60        (.64)       1.82        (.86)        112
2006               22.62     10.67           249       1.53        (.49)       1.73        (.69)         48
2007(b)            23.54     12.80           284       1.46+       (.27)+      1.63+       (.44)+        33

Class B
-------
2002               11.84    (17.09)           18       2.39       (1.94)       2.63       (2.18)        153
2003               14.52     22.63            20       2.50       (1.96)       2.75       (2.21)        111
2004               15.54      7.03            21       2.33       (1.78)       2.56       (2.01)        119
2005               18.72     20.46            21       2.30       (1.34)       2.52       (1.56)        112
2006               20.57      9.88            18       2.23       (1.19)       2.43       (1.39)         48
2007(b)            21.16     12.46            19       2.16+       (.97)+      2.33+      (1.14)+        33

-----------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                    Less Distributions
                                         Investment Operations                    from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
2002             $ 7.72       $(.07)        $(1.92)     $(1.99)       $ --          --           $ --
2003               5.73        (.02)          1.52        1.50          --          --             --
2004               7.23        (.02)           .62         .60          --          --             --
2005               7.83         .03            .86         .89         .02          --            .02
2006               8.70        (.02)           .43         .41         .01          --            .01
2007(b)            9.10          --            .50         .50          --          --             --

Class B
-------
2002               7.58        (.13)         (1.86)      (1.99)         --          --             --
2003               5.59        (.07)          1.48        1.41          --          --             --
2004               7.00        (.08)           .61         .53          --          --             --
2005               7.53        (.02)           .82         .80          --          --             --
2006               8.33        (.09)           .42         .33          --          --             --
2007(b)            8.66        (.04)           .48         .44          --          --             --

-----------------------------------------------------------------------------------------------------
INTERNATIONAL FUND
------------------
Class A
-------
2006(a)           $10.00       $ --         $  .71      $  .71        $ --          --           $ --
2007(b)            10.71        .07           1.19        1.26         .07          --            .07

Class B
-------
2006(a)            10.00       (.01)           .71         .70          --          --             --
2007(b)            10.70        .02           1.19        1.21         .07          --            .07

-----------------------------------------------------------------------------------------------------

  * Calculated without sales charges.

 ** Net of expenses waived or assumed by the investment adviser (Note 3).

  + Annualized

 ++ Prior to December 31, 2002, known as Utilities Income Fund.

+++ Prior to May 7, 2007, known as All-Cap Growth Fund.

(a) For the period June 27, 2006 (commencement of operations) to September 30, 2006.

(b) For the period October 1, 2006 to March 31, 2007.

See notes to financial statements




-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L EM  E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                           Net                      Net
                  Value,               Net Assets           Investment               Investment   Portfolio
                  End of     Total  End of Period               Income                   Income    Turnover
                  Period   Return*  (in millions)  Expenses      (Loss)    Expenses       (Loss)       Rate
-----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
2002              $ 5.73    (25.78)%        $ 38       1.83%       (.90)%       N/A         N/A         150%
2003                7.23     26.18            48       1.99        (.35)        N/A         N/A          49
2004                7.83      8.30            49       1.85        (.30)        N/A         N/A          39
2005                8.70     11.35            48       1.79         .41         N/A         N/A          60
2006                9.10      4.72            45       1.80        (.18)        N/A         N/A          76
2007(b)             9.60      5.49            43       1.70+       (.06)+       N/A         N/A          38

Class B
-------
2002                5.59    (26.25)            9       2.53       (1.60)        N/A         N/A         150
2003                7.00     25.22            11       2.69       (1.05)        N/A         N/A          49
2004                7.53      7.57            11       2.55       (1.00)        N/A         N/A          39
2005                8.33     10.68             9       2.49        (.29)        N/A         N/A          60
2006                8.66      3.96             8       2.50        (.88)        N/A         N/A          76
2007(b)             9.10      5.08             7       2.40+       (.76)+       N/A         N/A          38

-----------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND
------------------
Class A
-------
2006(a)           $10.71     7.10%          $ 19       2.35%+      .15%+       5.65%+     (3.15)%+        9%
2007(b)            11.90    11.81             55       2.50+       .16+        2.80+       (.14)+        17

Class B
-------
2006(a)            10.70     7.00              1       3.05+      (.55)+       6.35+      (3.85)+         9
2007(b)            11.84    11.36              3       3.20+      (.54)+       3.50+       (.84)+        17

-----------------------------------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of First Investors Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, Select Growth Fund (formerly All-Cap Growth Fund), Global Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and International Fund (each a series of First Investors Equity Funds), as of March 31, 2007, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Total Return Fund, Value Fund, Blue Chip Fund, Growth & Income Fund, Select Growth Fund, Global Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund, and International Fund as of March 31, 2007, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
May 15, 2007

This page intentionally left blank.

FIRST INVESTORS EQUITY FUNDS

Trustees
-----------------------
Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Kathryn S. Head

Arthur M. Scutro, Jr.

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
-----------------------
Kathryn S. Head
President

Larry R. Lavoie
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

FIRST INVESTORS EQUITY FUNDS

Shareholder Information
-----------------------
Investment Adviser                         Custodian
First Investors Management Company, Inc.   The Bank of New York
95 Wall Street                             One Wall Street
New York, NY 10005                         New York, NY 10286

Subadviser                                 Custodian
(Focused Equity and Global Funds)          (Global and International Funds)
Wellington Management Company, LLP         Brown Brothers Harriman & Co.
75 State Street                            40 Water Street
Boston, MA 02109                           Boston, MA 02109

Subadviser (Special Situations Fund)       Transfer Agent
Paradigm Capital Management, Inc.          Administrative Data Management Corp.
Nine Elk Street                            Raritan Plaza I - 8th Floor
Albany, NY 12207                           Edison, NJ 08837-3620

Subadviser (International Fund)            Independent Registered
Vontobel Asset Management, Inc.            Public Accounting Firm
450 Park Avenue                            Tait, Weller & Baker LLP
New York, NY 10022                         1818 Market Street
                                           Philadelphia, PA 19103
Subadviser (Select Growth Fund)
Smith Asset Management Group, L.P.         Legal Counsel
100 Crescent Court                         Kirkpatrick & Lockhart
Dallas, TX 75201                           Preston Gates Ellis LLP
                                           1601 K Street, N.W.
Underwriter                                Washington, D.C. 20006
First Investors Corporation
95 Wall Street
New York, NY 10005


It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Trust's prospectus.

The Statement of Additional Information includes additional information about the Trust's trustees and is available without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 800-423-4026.

NOTES

Item 2.  Code of Ethics

		 Not applicable

Item 3.  Audit Committee Financial Expert

		 Not applicable

Item 4.  Principal Accountant Fees and Services

		 Not applicable

Item 5.  Audit Committee of Listed Registrants

		 Not applicable

Item 6.  Schedule of Investments

		 Schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable


(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  June 7, 2007


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Equity Funds
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  June 7, 2007